UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2018

MFS® Core Equity Fund

RGI-SEM

MFS® Core Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	2.5%
Amazon.com, Inc.	2.5%
Bank of America Corp.	2.5%
Facebook, Inc., “A”	2.5%
Citigroup, Inc.	2.2%
American Tower Corp., REIT	2.0%
Chevron Corp.	1.9%
Analog Devices, Inc.	1.9%
Texas Instruments, Inc.	1.7%
Pfizer, Inc.	1.7%

Equity sectors
Technology	19.6%
Financial Services	19.2%
Health Care	12.8%
Industrial Goods & Services	8.9%
Retailing	6.8%
Consumer Staples	5.7%
Utilities & Communications (s)	5.4%
Leisure	4.8%
Special Products & Services	4.8%
Energy	4.8%
Basic Materials	3.5%
Transportation	1.2%
Autos & Housing	1.2%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	0.99%	$1,000.00	$1,104.21	$5.17
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.74%	$1,000.00	$1,100.18	$9.06
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$1,100.13	$9.06
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$1,105.60	$3.86
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R1	Actual	1.74%	$1,000.00	$1,100.21	$9.06
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.24%	$1,000.00	$1,102.83	$6.47
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$1,104.19	$5.17
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$1,105.64	$3.86
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R6	Actual	0.67%	$1,000.00	$1,106.13	$3.50
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements). Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
Issuer	Shares/Par	Value ($)
Aerospace - 3.8%
Boeing Co.	24,736	$8,959,626
CACI International, Inc., “A” (a)	30,887	4,603,707
Curtiss-Wright Corp.	32,499	4,386,715
FLIR Systems, Inc.	117,290	5,758,939
Honeywell International, Inc.	113,489	17,149,323
Northrop Grumman Corp.	39,048	13,668,362
Textron, Inc.	91,379	5,469,033
United Technologies Corp.	92,936	12,522,197

		$72,517,902
Alcoholic Beverages - 0.4%
Constellation Brands, Inc., “A”	36,756	$7,920,183

Apparel Manufacturers - 1.4%
Hanesbrands, Inc.	294,166	$5,706,820
NIKE, Inc., “B”	320,115	21,457,309

		$27,164,129
Automotive - 0.7%
Aptiv PLC	82,392	$7,524,862
CoPart, Inc. (a)	107,393	5,027,066

		$12,551,928
Biotechnology - 1.4%
Biogen, Inc. (a)	66,387	$19,185,179
Incyte Corp. (a)	97,996	8,345,339

		$27,530,518
Brokerage & Asset Managers - 1.5%
Blackstone Group LP	364,896	$12,406,464
TD Ameritrade Holding Corp.	151,341	8,702,108
TMX Group Ltd.	138,767	8,295,524

		$29,404,096
Business Services - 3.1%
Amdocs Ltd.	55,307	$3,638,647
Cognizant Technology Solutions Corp., “A”	122,064	10,011,689
Cotiviti Holdings, Inc. (a)	67,737	2,269,867
DXC Technology Co.	86,647	8,884,783
Fidelity National Information Services, Inc.	102,933	10,003,029

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
First Data Corp. (a)	44,268	$691,466
Global Payments, Inc.	76,040	8,622,176
Grand Canyon Education, Inc. (a)	23,201	2,277,178
Total System Services, Inc.	43,428	3,819,493
Verisk Analytics, Inc., “A” (a)	58,489	5,976,991
Zendesk, Inc. (a)	77,139	3,330,862

		$59,526,181
Cable TV - 0.9%
Altice USA, Inc. (a)(l)	108,007	$1,965,727
Comcast Corp., “A”	411,145	14,887,561

		$16,853,288
Chemicals - 2.3%
Celanese Corp.	51,787	$5,223,237
CF Industries Holdings, Inc.	144,679	5,966,562
DowDuPont, Inc.	181,749	12,776,954
Ingevity Corp. (a)	69,469	5,203,923
PPG Industries, Inc.	123,729	13,912,089

		$43,082,765
Computer Software - 4.6%
8x8, Inc. (a)	344,932	$6,295,009
Adobe Systems, Inc. (a)	120,776	25,257,885
Microsoft Corp.	297,018	27,851,378
Salesforce.com, Inc. (a)	240,096	27,911,160

		$87,315,432
Computer Software - Systems - 1.7%
Apple, Inc.	100,825	$17,958,949
Rapid7, Inc. (a)	253,320	6,690,181
SS&C Technologies Holdings, Inc.	90,582	4,485,621
Switch, Inc.	42,829	591,468
Xerox Corp.	100,600	3,050,192

		$32,776,411
Construction - 0.5%
Sherwin-Williams Co.	24,048	$9,657,196

Consumer Products - 1.7%
Coty, Inc., “A”	386,557	$7,468,281
Estee Lauder Cos., Inc., “A”	65,061	9,007,045
Newell Brands, Inc.	168,228	4,321,777
Procter & Gamble Co.	148,323	11,646,322

		$32,443,425

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 1.7%
Bookings Holdings, Inc. (a)	9,909	$20,155,302
Bright Horizons Family Solutions, Inc. (a)	72,063	6,887,061
ServiceMaster Global Holdings, Inc. (a)	86,529	4,444,130

		$31,486,493
Containers - 0.6%
Berry Global Group, Inc. (a)	116,412	$6,332,813
Graphic Packaging Holding Co.	107,662	1,648,305
Sealed Air Corp.	93,713	3,970,620

		$11,951,738
Electrical Equipment - 2.7%
AMETEK, Inc.	177,382	$13,434,913
AZZ, Inc.	87,596	3,578,297
HD Supply Holdings, Inc. (a)	187,049	6,780,526
Johnson Controls International PLC	243,975	8,995,358
Sensata Technologies Holding B.V. (a)	171,584	9,069,930
TE Connectivity Ltd.	63,998	6,597,554
WESCO International, Inc. (a)	49,998	3,112,375

		$51,568,953
Electronics - 6.6%
Analog Devices, Inc.	391,204	$35,267,040
Applied Materials, Inc.	151,354	8,716,477
Broadcom Corp.	69,621	17,158,792
Inphi Corp. (a)	174,541	4,843,513
Mellanox Technologies Ltd. (a)	82,108	5,649,030
NVIDIA Corp.	93,244	22,565,048
Texas Instruments, Inc.	294,649	31,925,219

		$126,125,119
Energy - Independent - 2.1%
Concho Resources, Inc. (a)	44,931	$6,775,595
Energen Corp. (a)	27,057	1,480,288
EOG Resources, Inc.	130,967	13,282,673
EQT Corp.	27,832	1,400,228
Hess Corp.	150,802	6,849,427
Marathon Petroleum Corp.	125,849	8,061,887
Parsley Energy, Inc., “A” (a)	79,185	2,001,797

		$39,851,895
Energy - Integrated - 1.9%
Chevron Corp. (s)	316,531	$35,426,149

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.2%
KBR, Inc.	226,424	$3,428,059

Entertainment - 1.3%
Six Flags Entertainment Corp.	88,491	$5,671,388
Time Warner, Inc.	148,493	13,803,909
Twenty-First Century Fox, Inc.	129,753	4,777,506

		$24,252,803
Food & Beverages - 2.7%
Blue Buffalo Pet Products, Inc. (a)	63,253	$2,533,915
Cal-Maine Foods, Inc. (a)	137,023	5,837,180
J.M. Smucker Co.	34,413	4,346,362
Mondelez International, Inc.	256,777	11,272,510
Monster Worldwide, Inc. (a)	134,639	8,532,074
PepsiCo, Inc.	163,685	17,961,155
TreeHouse Foods, Inc. (a)	21,102	802,298

		$51,285,494
Gaming & Lodging - 0.4%
Marriott International, Inc., “A”	48,295	$6,819,737

General Merchandise - 0.4%
Dollar Tree, Inc. (a)	67,989	$6,978,391

Health Maintenance Organizations - 1.5%
Cigna Corp.	93,956	$18,405,041
Humana Inc.	38,432	10,446,586

		$28,851,627
Insurance - 3.0%
Aon PLC	199,931	$28,054,318
Chubb Ltd.	99,299	14,092,514
Hartford Financial Services Group, Inc.	267,686	14,147,205

		$56,294,037
Internet - 5.7%
Alphabet, Inc., “A” (a)(s)	43,287	$47,785,385
Facebook, Inc., “A” (a)	263,594	47,004,082
LogMeIn, Inc.	118,844	13,732,424

		$108,521,891
Leisure & Toys - 0.5%
Electronic Arts, Inc. (a)	80,166	$9,916,534

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 1.7%
Illinois Tool Works, Inc.	40,372	$6,517,656
IPG Photonics Corp. (a)	16,378	4,023,092
ITT, Inc.	101,562	5,096,381
Roper Technologies, Inc.	40,428	11,121,339
SPX FLOW, Inc. (a)	112,157	5,468,775

		$32,227,243
Major Banks - 4.0%
Bank of America Corp.	1,472,181	$47,257,010
Morgan Stanley	194,514	10,896,674
PNC Financial Services Group, Inc.	107,950	17,019,397

		$75,173,081
Medical & Health Technology & Services - 1.0%
HCA Healthcare, Inc.	50,778	$5,039,717
Henry Schein, Inc. (a)	25,217	1,669,113
ICON PLC (a)	22,955	2,601,031
McKesson Corp.	60,484	9,026,027

		$18,335,888
Medical Equipment - 3.2%
Abiomed, Inc. (a)	13,762	$3,690,693
Align Technology, Inc. (a)	13,478	3,538,244
Danaher Corp.	61,138	5,978,074
Edwards Lifesciences Corp. (a)	104,697	13,994,848
Medtronic PLC	234,422	18,727,974
PerkinElmer, Inc.	100,258	7,653,696
Steris PLC	77,135	7,042,425

		$60,625,954
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	135,228	$2,203,567
Teck Resources Ltd., “B”	132,030	3,773,418

		$5,976,985
Natural Gas - Distribution - 0.0%
Sempra Energy	8,000	$871,840

Natural Gas - Pipeline - 0.5%
Cheniere Energy, Inc. (a)	152,557	$8,012,294
Enterprise Products Partners LP	58,703	1,492,230

		$9,504,524
Network & Telecom - 1.0%
Cisco Systems, Inc.	408,093	$18,274,405

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.8%
Liberty Oilfield Services, Inc. (a)	160,509	$2,983,862
Patterson-UTI Energy, Inc.	462,116	8,350,436
Schlumberger Ltd.	63,613	4,175,558

		$15,509,856
Other Banks & Diversified Financials - 7.7%
Bank of the Ozarks, Inc.	160,126	$7,988,686
Citigroup, Inc. (s)	551,254	41,614,165
Discover Financial Services	150,459	11,860,683
EuroDekania Ltd. (u)	580,280	69,024
First Republic Bank	49,279	4,573,091
Northern Trust Corp.	74,085	7,843,379
U.S. Bancorp	451,955	24,568,274
Visa, Inc., “A”	224,176	27,560,197
Wintrust Financial Corp.	133,386	11,272,451
Zions Bancorporation	155,696	8,558,609

		$145,908,559
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	291,224	$19,279,029
Eli Lilly & Co.	147,143	11,332,954
Johnson & Johnson	210,226	27,304,153
Pfizer, Inc.	871,422	31,641,333
Zoetis, Inc.	226,873	18,344,950

		$107,902,419
Pollution Control - 0.4%
Clean Harbors, Inc. (a)	63,334	$3,162,267
Waste Connections, Inc.	74,957	5,305,456

		$8,467,723
Railroad & Shipping - 1.2%
Canadian Pacific Railway Ltd.	62,984	$11,250,832
Kansas City Southern Co.	49,737	5,124,900
Union Pacific Corp.	55,103	7,177,166

		$23,552,898
Real Estate - 3.1%
Gramercy Property Trust, REIT	314,862	$6,816,762
Life Storage, Inc., REIT	134,850	10,593,816
Medical Properties Trust, Inc., REIT	1,725,204	21,151,001
Store Capital Corp., REIT	490,249	11,687,536
Sun Communities, Inc., REIT	51,635	4,521,161
Washington Prime Group, Inc., REIT	592,138	3,878,504

		$58,648,780

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.8%
Aramark	153,142	$6,387,553
Dave & Buster’s, Inc. (a)	84,638	3,789,243
Starbucks Corp.	308,695	17,626,485
U.S. Foods Holding Corp. (a)	179,300	5,986,827

		$33,790,108
Specialty Chemicals - 0.3%
Univar, Inc. (a)	174,265	$5,020,575

Specialty Stores - 5.0%
Amazon.com, Inc. (a)	31,389	$47,474,293
Costco Wholesale Corp.	61,470	11,734,623
L Brands, Inc.	141,611	6,985,671
Michaels Co., Inc. (a)	207,752	4,780,374
TJX Cos., Inc.	131,116	10,840,671
Tractor Supply Co.	113,970	7,400,072
Urban Outfitters, Inc. (a)	173,674	6,128,955

		$95,344,659
Telecommunications - Wireless - 2.0%
American Tower Corp., REIT	272,717	$37,997,660

Telephone Services - 0.5%
Verizon Communications, Inc.	205,240	$9,798,158

Tobacco - 0.9%
Philip Morris International, Inc.	168,442	$17,442,169

Utilities - Electric Power - 2.6%
Alliant Energy Corp.	58,330	$2,254,454
American Electric Power Co., Inc.	106,609	6,991,418
Avangrid, Inc.	81,732	3,965,637
CenterPoint Energy, Inc.	130,396	3,527,212
CMS Energy Corp.	140,487	5,963,673
Exelon Corp.	207,269	7,677,244
Great Plains Energy, Inc.	101,799	2,967,441
NextEra Energy, Inc.	65,248	9,927,483
Xcel Energy, Inc.	140,324	6,073,223

		$49,347,785
Total Common Stocks (Identified Cost, $1,420,759,564)		$1,881,223,643

11

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 1.1%
Issuer	Shares/Par	Value ($)
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $20,101,053)	20,103,567	$20,101,556

Collateral for Securities Loaned - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.37% (j) (Identified Cost, $614,954)	614,954	$614,954

Securities Sold Short - (0.3)%
Telecommunications - Wireless - (0.3)%
Crown Castle International Corp., REIT (Proceeds Received, $3,678,192)	(44,300)	$(4,875,658)

Other Assets, Less Liabilities - 0.2%		3,756,246
Net Assets - 100.0%		$1,900,820,741

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $20,101,556 and $1,881,838,597, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

At February 28, 2018, the fund had cash collateral of $8,964 and other liquid securities with an aggregate value of $9,302,132 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $997,251 of securities on loan (identified cost, $1,421,374,518)	$1,881,838,597
Investments in affiliated issuers, at value (identified cost, $20,101,053)	20,101,556
Deposits with brokers for securities sold short	8,964
Receivables for
Fund shares sold	3,910,547
Interest and dividends	2,585,958
Other assets	73,695
Total assets	$1,908,519,317
Liabilities
Payables for
Securities sold short, at value (proceeds received, $3,678,192)	$4,875,658
Fund shares reacquired	1,595,621
Collateral for securities loaned, at value (c)	614,954
Payable to affiliates
Investment adviser	61,649
Shareholder servicing costs	424,450
Distribution and service fees	15,975
Payable for independent Trustees’ compensation	66,051
Accrued expenses and other liabilities	44,218
Total liabilities	$7,698,576
Net assets	$1,900,820,741
Net assets consist of
Paid-in capital	$1,343,260,162
Unrealized appreciation (depreciation)	459,267,116
Accumulated net realized gain (loss)	92,532,043
Undistributed net investment income	5,761,420
Net assets	$1,900,820,741
Shares of beneficial interest outstanding	59,840,365

(c)	Non-cash collateral is not included.

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,057,338,216	33,584,730	$31.48
Class B	26,872,545	962,694	27.91
Class C	94,982,591	3,442,458	27.59
Class I	169,304,697	5,095,900	33.22
Class R1	3,399,640	123,304	27.57
Class R2	16,142,860	525,276	30.73
Class R3	30,942,296	985,024	31.41
Class R4	25,148,418	792,830	31.72
Class R6	476,689,478	14,328,149	33.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $33.40 [100 / 94.25 x $31.48]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$14,185,253
Dividends from affiliated issuers	165,076
Interest	22,335
Income on securities loaned	14,631
Foreign taxes withheld	(24,883)
Total investment income	$14,362,412
Expenses
Management fee	$5,233,068
Distribution and service fees	1,989,166
Shareholder servicing costs	881,217
Administrative services fee	141,056
Independent Trustees’ compensation	26,272
Custodian fee	43,304
Shareholder communications	49,656
Audit and tax fees	28,125
Legal fees	8,680
Dividend and interest expense on securities sold short	135,222
Miscellaneous	113,236
Total expenses	$8,649,002
Reduction of expenses by investment adviser and distributor	(114,095)
Net expenses	$8,534,907
Net investment income (loss)	$5,827,505
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$99,593,377
Affiliated issuers	(1,459)
Foreign currency	1,058
Net realized gain (loss)	$99,592,976
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$73,797,081
Affiliated issuers	(1,144)
Securities sold short	(71,766)
Translation of assets and liabilities in foreign currencies	(280)
Net unrealized gain (loss)	$73,723,891
Net realized and unrealized gain (loss)	$173,316,867
Change in net assets from operations	$179,144,372

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$5,827,505	$10,428,912
Net realized gain (loss)	99,592,976	121,534,605
Net unrealized gain (loss)	73,723,891	131,884,538
Change in net assets from operations	$179,144,372	$263,848,055
Distributions declared to shareholders
From net investment income	$(10,130,006)	$(9,436,061)
From net realized gain	(108,390,151)	(45,657,548)
Total distributions declared to shareholders	$(118,520,157)	$(55,093,609)
Change in net assets from fund share transactions	$144,989,157	$(66,543,205)
Total change in net assets	$205,613,372	$142,211,241
Net assets
At beginning of period	1,695,207,369	1,552,996,128
At end of period (including undistributed net investment income of $5,761,420 and $10,063,921, respectively)	$1,900,820,741	$1,695,207,369

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$30.46		$26.72		$27.19	$29.19	$23.82	$19.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	(c)	$0.18	$0.15	$0.13	$0.18
Net realized and unrealized gain (loss)	3.04		4.53		2.08	0.13	5.41	4.07
Total from investment operations	$3.13		$4.71		$2.26	$0.28	$5.54	$4.25
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.16)		$(0.14)	$(0.13)	$(0.17)	$(0.11)
From net realized gain	(1.94)		(0.81)		(2.59)	(2.15)	—	—
Total distributions declared to shareholders	$(2.11)		$(0.97)		$(2.73)	$(2.28)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$31.48		$30.46		$26.72	$27.19	$29.19	$23.82
Total return (%) (r)(s)(t)(x)	10.42	(n)	18.11	(c)	9.09	0.98	23.33	21.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.03	(c)	1.07	1.05	1.05	1.11
Expenses after expense reductions (f)	0.99	(a)	1.01	(c)	1.05	1.04	1.04	1.11
Net investment income (loss)	0.59	(a)	0.63	(c)	0.70	0.52	0.49	0.81
Portfolio turnover	22	(n)	46		68	53	48	58
Net assets at end of period (000 omitted)	$1,057,338		$992,736		$959,812	$963,167	$1,002,028	$873,139
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.97	(a)	1.00	(c)	1.04	1.03	1.04	1.10

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$27.17		$23.96		$24.70	$26.78	$21.88	$18.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03	)(c)	$(0.02)	$(0.06)	$(0.06)	$0.01
Net realized and unrealized gain (loss)	2.70		4.05		1.87	0.13	4.96	3.76
Total from investment operations	$2.68		$4.02		$1.85	$0.07	$4.90	$3.77
Less distributions declared to shareholders
From net realized gain	$(1.94)		$(0.81)		$(2.59)	$(2.15)	$—	$—
Net asset value, end of period (x)	$27.91		$27.17		$23.96	$24.70	$26.78	$21.88
Total return (%) (r)(s)(t)(x)	10.02	(n)	17.21	(c)	8.24	0.25	22.39	20.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.78	(c)	1.82	1.80	1.80	1.86
Expenses after expense reductions (f)	1.74	(a)	1.77	(c)	1.81	1.80	1.80	1.86
Net investment income (loss)	(0.16	)(a)	(0.12	)(c)	(0.07)	(0.23)	(0.26)	0.07
Portfolio turnover	22	(n)	46		68	53	48	58
Net assets at end of period (000 omitted)	$26,873		$27,139		$30,324	$34,126	$40,536	$40,495
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.72	(a)	1.75	(c)	1.79	1.79	1.80	1.86

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$26.88		$23.71		$24.47	$26.55	$21.72	$17.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03	)(c)	$(0.01)	$(0.06)	$(0.06)	$0.01
Net realized and unrealized gain (loss)	2.67		4.01		1.84	0.13	4.92	3.73
Total from investment operations	$2.65		$3.98		$1.83	$0.07	$4.86	$3.74
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$(0.03)	$—
From net realized gain	(1.94)		(0.81)		(2.59)	(2.15)	—	—
Total distributions declared to shareholders	$(1.94)		$(0.81)		$(2.59)	$(2.15)	$(0.03)	$—
Net asset value, end of period (x)	$27.59		$26.88		$23.71	$24.47	$26.55	$21.72
Total return (%) (r)(s)(t)(x)	10.01	(n)	17.22	(c)	8.24	0.26	22.38	20.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.78	(c)	1.82	1.80	1.80	1.86
Expenses after expense reductions (f)	1.74	(a)	1.77	(c)	1.81	1.80	1.80	1.86
Net investment income (loss)	(0.16	)(a)	(0.12	)(c)	(0.05)	(0.23)	(0.26)	0.06
Portfolio turnover	22	(n)	46		68	53	48	58
Net assets at end of period (000 omitted)	$94,983		$89,946		$89,160	$88,020	$89,702	$78,777
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.72	(a)	1.75	(c)	1.79	1.79	1.80	1.86

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$32.07		$28.10		$28.44	$30.43	$24.82	$20.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.26	(c)	$0.29	$0.23	$0.21	$0.24
Net realized and unrealized gain (loss)	3.19		4.76		2.15	0.13	5.62	4.25
Total from investment operations	$3.33		$5.02		$2.44	$0.36	$5.83	$4.49
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.24)		$(0.19)	$(0.20)	$(0.22)	$(0.16)
From net realized gain	(1.94)		(0.81)		(2.59)	(2.15)	—	—
Total distributions declared to shareholders	$(2.18)		$(1.05)		$(2.78)	$(2.35)	$(0.22)	$(0.16)
Net asset value, end of period (x)	$33.22		$32.07		$28.10	$28.44	$30.43	$24.82
Total return (%) (r)(s)(t)(x)	10.56	(n)	18.38	(c)	9.36	1.23	23.61	22.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.78	(c)	0.81	0.80	0.80	0.86
Expenses after expense reductions (f)	0.74	(a)	0.77	(c)	0.80	0.80	0.80	0.86
Net investment income (loss)	0.85	(a)	0.88	(c)	1.07	0.77	0.73	1.05
Portfolio turnover	22	(n)	46		68	53	48	58
Net assets at end of period (000 omitted)	$169,305		$122,055		$61,739	$49,768	$45,089	$29,812
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.73	(a)	0.75	(c)	0.79	0.79	0.80	0.86

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R1			8/31/17		8/31/16	8/31/15	8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$26.86		$23.70		$24.45	$26.54	$21.69		$17.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03	)(c)	$(0.02)	$(0.06)	$(0.06)		$0.02
Net realized and unrealized gain (loss)	2.67		4.00		1.86	0.12	4.91		3.72
Total from investment operations	$2.65		$3.97		$1.84	$0.06	$4.85		$3.74
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$(0.00	)(w)	$—
From net realized gain	(1.94)		(0.81)		(2.59)	(2.15)	—		—
Total distributions declared to shareholders	$(1.94)		$(0.81)		$(2.59)	$(2.15)	$(0.00	)(w)	$—
Net asset value, end of period (x)	$27.57		$26.86		$23.70	$24.45	$26.54		$21.69
Total return (%) (r)(s)(t)(x)	10.02	(n)	17.19	(c)	8.29	0.22	22.38		20.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.78	(c)	1.82	1.80	1.80		1.86
Expenses after expense reductions (f)	1.74	(a)	1.77	(c)	1.81	1.80	1.80		1.86
Net investment income (loss)	(0.16	)(a)	(0.13	)(c)	(0.09)	(0.23)	(0.26)		0.08
Portfolio turnover	22	(n)	46		68	53	48		58
Net assets at end of period (000 omitted)	$3,400		$3,103		$2,935	$3,625	$4,132		$3,839
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.73	(a)	1.75	(c)	1.80	1.79	1.80		1.85

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$29.75		$26.12		$26.62	$28.59	$23.35	$19.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	(c)	$0.11	$0.07	$0.06	$0.12
Net realized and unrealized gain (loss)	2.96		4.43		2.04	0.14	5.29	4.00
Total from investment operations	$3.01		$4.53		$2.15	$0.21	$5.35	$4.12
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.09)		$(0.06)	$(0.03)	$(0.11)	$(0.05)
From net realized gain	(1.94)		(0.81)		(2.59)	(2.15)	—	—
Total distributions declared to shareholders	$(2.03)		$(0.90)		$(2.65)	$(2.18)	$(0.11)	$(0.05)
Net asset value, end of period (x)	$30.73		$29.75		$26.12	$26.62	$28.59	$23.35
Total return (%) (r)(s)(t)(x)	10.28	(n)	17.80	(c)	8.82	0.75	22.96	21.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.28	(c)	1.32	1.30	1.30	1.36
Expenses after expense reductions (f)	1.24	(a)	1.27	(c)	1.31	1.30	1.30	1.36
Net investment income (loss)	0.34	(a)	0.38	(c)	0.46	0.27	0.24	0.56
Portfolio turnover	22	(n)	46		68	53	48	58
Net assets at end of period (000 omitted)	$16,143		$16,508		$15,932	$16,332	$19,434	$19,625
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.22	(a)	1.25	(c)	1.29	1.29	1.30	1.36

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R3			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$30.33		$26.61		$27.10	$29.10	$23.75	$19.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.17	(c)	$0.18	$0.15	$0.13	$0.18
Net realized and unrealized gain (loss)	3.02		4.52		2.06	0.13	5.39	4.05
Total from investment operations	$3.11		$4.69		$2.24	$0.28	$5.52	$4.23
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.16)		$(0.14)	$(0.13)	$(0.17)	$(0.11)
From net realized gain	(1.94)		(0.81)		(2.59)	(2.15)	—	—
Total distributions declared to shareholders	$(2.03)		$(0.97)		$(2.73)	$(2.28)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$31.41		$30.33		$26.61	$27.10	$29.10	$23.75
Total return (%) (r)(s)(t)(x)	10.42	(n)	18.10	(c)	9.06	0.99	23.32	21.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	(c)	1.07	1.05	1.05	1.11
Expenses after expense reductions (f)	0.99	(a)	1.02	(c)	1.06	1.05	1.05	1.11
Net investment income (loss)	0.59	(a)	0.62	(c)	0.71	0.52	0.49	0.81
Portfolio turnover	22	(n)	46		68	53	48	58
Net assets at end of period (000 omitted)	$30,942		$28,075		$77,217	$65,775	$68,977	$58,381
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.98	(a)	1.00	(c)	1.04	1.04	1.05	1.10

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$30.71		$26.93		$27.39	$29.40	$23.99	$19.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.25	(c)	$0.23	$0.22	$0.20	$0.23
Net realized and unrealized gain (loss)	3.06		4.57		2.11	0.12	5.44	4.11
Total from investment operations	$3.19		$4.82		$2.34	$0.34	$5.64	$4.34
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.23)		$(0.21)	$(0.20)	$(0.23)	$(0.16)
From net realized gain	(1.94)		(0.81)		(2.59)	(2.15)	—	—
Total distributions declared to shareholders	$(2.18)		$(1.04)		$(2.80)	$(2.35)	$(0.23)	$(0.16)
Net asset value, end of period (x)	$31.72		$30.71		$26.93	$27.39	$29.40	$23.99
Total return (%) (r)(s)(t)(x)	10.56	(n)	18.40	(c)	9.36	1.22	23.62	22.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.78	(c)	0.82	0.80	0.81	0.86
Expenses after expense reductions (f)	0.74	(a)	0.77	(c)	0.81	0.80	0.80	0.86
Net investment income (loss)	0.84	(a)	0.87	(c)	0.90	0.76	0.72	1.04
Portfolio turnover	22	(n)	46		68	53	48	58
Net assets at end of period (000 omitted)	$25,148		$22,494		$15,799	$21,159	$19,706	$6,165
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.73	(a)	0.76	(c)	0.79	0.79	0.80	0.86

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R6			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13 (i)
	(unaudited)
Net asset value, beginning of period	$32.12		$28.13		$28.49	$30.47	$24.84	$21.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.29	(c)	$0.58	$0.24	$0.23	$0.22
Net realized and unrealized gain (loss)	3.21		4.77		1.89	0.15	5.64	3.60
Total from investment operations	$3.36		$5.06		$2.47	$0.39	$5.87	$3.82
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.26)		$(0.24)	$(0.22)	$(0.24)	$—
From net realized gain	(1.94)		(0.81)		(2.59)	(2.15)	—	—
Total distributions declared to shareholders	$(2.21)		$(1.07)		$(2.83)	$(2.37)	$(0.24)	$—
Net asset value, end of period (x)	$33.27		$32.12		$28.13	$28.49	$30.47	$24.84
Total return (%) (r)(s)(t)(x)	10.61	(n)	18.49	(c)	9.46	1.34	23.73	18.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.69	(c)	0.70	0.71	0.71	0.76	(a)
Expenses after expense reductions (f)	0.67	(a)	0.68	(c)	0.69	0.70	0.71	0.76	(a)
Net investment income (loss)	0.92	(a)	0.97	(c)	2.10	0.82	0.80	1.39	(a)
Portfolio turnover	22	(n)	46		68	53	48	58
Net assets at end of period (000 omitted)	$476,689		$393,153		$300,078	$6,198	$2,492	$119
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.65	(a)	0.66	(c)	0.68	0.69	0.71	0.75	(a)

See Notes to Financial Statements

25

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended August 31, 2017 would have been lower by approximately 0.85%.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their

27

Notes to Financial Statements (unaudited) – continued

primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

28

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,881,154,619	$—	$69,024	$1,881,223,643
Mutual Funds	20,716,510	—	—	20,716,510
Total	$1,901,871,129	$—	$69,024	$1,901,940,153
Short Sales	$(4,875,658)	$—	$—	$(4,875,658)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 8/31/17	$67,353
Change in unrealized appreciation (depreciation)	1,671
Balance as of 2/28/18	$69,024

At February 28, 2018, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

29

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were purchased options. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At February 28, 2018, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2018 as reported in the Statement of Operations:

Risk	Unaffiliated Issuers (Purchased Options)
Equity	$(701,966)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 28, 2018 as reported in the Statement of Operations:

Risk	Unaffiliated Issuers (Purchased Options)
Equity	$627,125

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives.

30

Notes to Financial Statements (unaudited) – continued

Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2018, this expense amounted to $135,222. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The

31

Notes to Financial Statements (unaudited) – continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $997,251. The fair value of the fund’s investment securities on loan and a related liability of $614,954 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $429,262. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$9,436,061
Long-term capital gains	45,657,548
Total distributions	$55,093,609

33

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$1,441,475,571
Gross appreciation	498,367,543
Gross depreciation	(37,902,961)
Net unrealized appreciation (depreciation)	$460,464,582

As of 8/31/17
Undistributed ordinary income	63,292,413
Undistributed long-term capital gain	51,311,988
Other temporary differences	420,805
Net unrealized appreciation (depreciation)	381,911,158

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 2/28/18	Year ended 8/31/17	Six months ended 2/28/18	Year ended 8/31/17
Class A	$5,294,029	$5,449,582	$61,975,380	$27,694,528
Class B	—	—	1,817,848	945,376
Class C	—	—	6,378,072	2,955,565
Class I	1,130,413	754,522	8,961,582	2,519,538
Class R1	—	—	223,893	96,384
Class R2	49,766	52,754	1,036,306	473,485
Class R3	88,607	410,529	1,845,694	2,119,784
Class R4	177,188	134,267	1,420,076	482,870
Class R6	3,390,003	2,634,407	24,731,300	8,370,018
Total	$10,130,006	$9,436,061	$108,390,151	$45,657,548

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and

34

Notes to Financial Statements (unaudited) – continued

facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $77,961, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.57% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $102,410 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,291,191
Class B	0.75%	0.25%	1.00%	1.00%	135,740
Class C	0.75%	0.25%	1.00%	1.00%	466,607
Class R1	0.75%	0.25%	1.00%	1.00%	16,337
Class R2	0.25%	0.25%	0.50%	0.50%	41,694
Class R3	—	0.25%	0.25%	0.25%	37,597
Total Distribution and Service Fees					$1,989,166

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $33,574, $533, $1,683, and $344 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$2,081
Class B	9,975
Class C	3,488

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $212,150, which equated to 0.0234% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $669,067.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts

36

Notes to Financial Statements (unaudited) – continued

deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,621 and the Retirement Deferral plan resulted in an expense of $7,332. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $65,909 at February 28, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $1,472 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $4,543,159. The sales transactions resulted in net realized gains (losses) of $2,128,725.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $434,630,227 and $394,590,744, respectively.

37

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,549,010	$48,953,372	3,357,595	$94,400,704
Class B	47,890	1,342,389	95,846	2,400,880
Class C	222,806	6,194,230	480,958	11,980,396
Class I	1,681,482	55,801,266	4,772,073	140,194,056
Class R1	6,484	179,480	23,034	567,562
Class R2	50,391	1,546,325	89,273	2,442,270
Class R3	190,907	5,996,972	191,563	5,328,845
Class R4	55,790	1,781,942	212,581	5,900,365
Class R6	2,138,458	71,305,544	3,248,472	99,927,167
	5,943,218	$193,101,520	12,471,395	$363,142,245

Shares issued to shareholders in reinvestment of distributions
Class A	2,102,570	$64,696,076	1,190,197	$31,992,477
Class B	65,187	1,780,902	38,514	928,598
Class C	229,209	6,190,943	111,646	2,662,764
Class I	297,420	9,651,266	109,935	3,106,763
Class R1	8,295	223,888	4,043	96,384
Class R2	34,320	1,031,307	18,727	492,514
Class R3	63,007	1,934,301	94,520	2,530,313
Class R4	51,558	1,597,265	22,806	617,137
Class R6	790,253	25,675,328	347,084	9,815,545
	3,641,819	$112,781,276	1,937,472	$52,242,495

Shares reacquired
Class A	(2,662,676)	$(84,326,286)	(7,870,881)	$(218,624,140)
Class B	(149,236)	(4,204,574)	(401,042)	(10,025,074)
Class C	(356,192)	(9,892,125)	(1,006,239)	(25,363,246)
Class I	(689,088)	(23,036,289)	(3,273,067)	(99,289,452)
Class R1	(6,992)	(192,908)	(35,410)	(879,157)
Class R2	(114,409)	(3,546,487)	(163,032)	(4,397,972)
Class R3	(194,645)	(6,085,947)	(2,261,578)	(61,620,126)
Class R4	(47,093)	(1,507,101)	(89,437)	(2,544,126)
Class R6	(841,881)	(28,101,922)	(2,022,353)	(59,184,652)
	(5,062,212)	$(160,893,639)	(17,123,039)	$(481,927,945)

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	988,904	$29,323,162	(3,323,089)	$(92,230,959)
Class B	(36,159)	(1,081,283)	(266,682)	(6,695,596)
Class C	95,823	2,493,048	(413,635)	(10,720,086)
Class I	1,289,814	42,416,243	1,608,941	44,011,367
Class R1	7,787	210,460	(8,333)	(215,211)
Class R2	(29,698)	(968,855)	(55,032)	(1,463,188)
Class R3	59,269	1,845,326	(1,975,495)	(53,760,968)
Class R4	60,255	1,872,106	145,950	3,973,376
Class R6	2,086,830	68,878,950	1,573,203	50,558,060
	4,522,825	$144,989,157	(2,714,172)	$(66,543,205)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $5,031 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		26,819,115	119,568,616	(126,284,164)	20,103,567

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,459)	$(1,144)	$—	$165,076	$20,101,556

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

40

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® Low Volatility Global Equity Fund

LVO-SEM

MFS® Low Volatility Global Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Terumo Corp.	2.9%
Johnson & Johnson	2.7%
ABC-MART, Inc.	2.2%
Ross Stores, Inc.	2.2%
Roche Holding AG	2.1%
Lockheed Martin Corp.	2.0%
Fisher & Paykel Healthcare Corp. Ltd.	2.0%
Pfizer, Inc.	2.0%
NICE Systems Ltd., ADR	1.9%

Equity sectors
Financial Services	16.4%
Utilities & Communications	16.2%
Health Care	15.3%
Consumer Staples	12.9%
Technology	12.0%
Retailing	8.5%
Basic Materials	4.5%
Industrial Goods & Services	3.7%
Autos & Housing	2.9%
Energy	2.8%
Leisure	2.2%
Special Products & Services	1.0%
Transportation	0.8%

Issuer country weightings (x)
United States	43.9%
Japan	12.7%
Canada	9.3%
Switzerland	6.6%
Hong Kong	4.8%
United Kingdom	4.0%
Taiwan	3.2%
Germany	2.7%
New Zealand	2.0%
Other Countries	10.8%

Currency exposure weightings (y)
United States Dollar	53.5%
Japanese Yen	12.7%
Swiss Franc	6.6%
Euro	4.1%
British Pound Sterling	4.0%
Hong Kong Dollar	3.8%
Taiwan Dollar	3.2%
New Zealand Dollar	2.0%
Israeli Shekel	1.9%
Other Currencies	8.2%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	0.95%	$1,000.00	$1,035.81	$4.80
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
B	Actual	1.74%	$1,000.00	$1,031.05	$8.76
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$1,030.77	$8.76
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$1,036.13	$3.74
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R1	Actual	1.74%	$1,000.00	$1,031.61	$8.76
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.24%	$1,000.00	$1,034.22	$6.25
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$1,035.22	$5.00
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$1,036.12	$3.74
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R6	Actual	0.67%	$1,000.00	$1,036.47	$3.38
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.04%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)
Aerospace - 2.0%
Lockheed Martin Corp.	10,653	$3,754,543

Alcoholic Beverages - 0.5%
Remy Cointreau S.A.	6,180	$841,256

Apparel Manufacturers - 0.5%
Gildan Activewear, Inc.	28,670	$829,996

Automotive - 2.3%
Kia Motors Corp.	70,742	$2,237,090
USS Co. Ltd.	92,400	1,902,575

		$4,139,665
Business Services - 1.0%
Forrester Research, Inc.	46,313	$1,875,676

Cable TV - 0.4%
Comcast Corp., “A”	18,098	$655,329

Chemicals - 0.8%
Monsanto Co.	12,235	$1,509,432

Computer Software - 1.9%
Adobe Systems, Inc. (a)	16,477	$3,445,835

Computer Software - Systems - 1.9%
NICE Systems Ltd., ADR (a)	35,686	$3,446,911

Construction - 0.6%
Owens Corning	14,193	$1,153,891

Consumer Products - 2.3%
Kimberly-Clark Corp.	14,451	$1,602,905
L’Oréal	3,390	730,632
Procter & Gamble Co.	23,232	1,824,177

		$4,157,714

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 4.8%
Kyocera Corp.	49,300	$2,902,485
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137,465	5,959,108

		$8,861,593
Energy - Independent - 0.8%
Occidental Petroleum Corp.	21,202	$1,390,851

Energy - Integrated - 2.1%
Exxon Mobil Corp.	28,380	$2,149,501
Royal Dutch Shell PLC, “B”	53,056	1,682,606

		$3,832,107
Food & Beverages - 8.6%
Ezaki Glico Co. Ltd.	17,800	$868,408
General Mills, Inc.	43,022	2,174,762
Marine Harvest (l)	82,560	1,600,974
Mondelez International, Inc.	25,226	1,107,421
Nestle S.A.	37,381	2,975,533
PepsiCo, Inc.	30,457	3,342,047
Sligro Food Group N.V.	21,072	1,093,738
Toyo Suisan Kaisha Ltd.	55,500	2,168,707
Tyson Foods, Inc., “A”	7,330	545,205

		$15,876,795
Food & Drug Stores - 2.8%
Dairy Farm International Holdings Ltd.	208,900	$1,762,165
Lawson, Inc.	35,200	2,296,395
METRO, Inc., “A”	33,421	1,054,304

		$5,112,864
Insurance - 4.8%
Beazley PLC	210,746	$1,505,972
Everest Re Group Ltd.	3,235	777,176
Intact Financial Corp.	24,608	1,903,323
Swiss Life Holding AG	3,981	1,443,845
Travelers Cos., Inc.	6,052	841,228
XL Group Ltd.	21,852	924,558
Zurich Insurance Group AG	4,216	1,390,913

		$8,787,015
Internet - 2.2%
Alphabet, Inc., “A” (a)	1,314	$1,450,551
Facebook, Inc., “A” (a)	14,535	2,591,881

		$4,042,432

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 0.8%
Schindler Holding AG	3,451	$808,429
Schindler Holding AG	2,774	628,192

		$1,436,621
Major Banks - 2.4%
Bank of Nova Scotia	16,593	$1,028,102
HSBC Holdings PLC, ADR (l)	32,635	1,619,675
Royal Bank of Canada	22,714	1,791,908

		$4,439,685
Medical & Health Technology & Services - 0.8%
Express Scripts Holding Co. (a)	18,965	$1,430,909

Medical Equipment - 5.9%
Abbott Laboratories	19,003	$1,146,451
Fisher & Paykel Healthcare Corp. Ltd.	370,996	3,670,915
Integra LifeSciences Holdings Corp. (a)	12,421	654,959
Terumo Corp.	99,500	5,380,899

		$10,853,224
Natural Gas - Distribution - 0.5%
Osaka Gas Co. Ltd.	48,900	$965,577

Natural Gas - Pipeline - 0.9%
Enbridge, Inc.	51,683	$1,644,553

Network & Telecom - 1.2%
VTech Holdings Ltd.	163,700	$2,250,432

Other Banks & Diversified Financials - 3.3%
Banco de Oro Unibank, Inc.	293,330	$877,512
Credicorp Ltd.	8,334	1,803,894
Discover Financial Services	13,543	1,067,595
Public Bank Berhad	190,000	1,112,144
Sydbank A.S.	30,022	1,173,105

		$6,034,250
Pharmaceuticals - 8.6%
Johnson & Johnson	38,179	$4,958,689
Merck & Co., Inc.	40,936	2,219,550
Novartis AG	12,974	1,085,501
Pfizer, Inc.	100,626	3,653,730
Roche Holding AG	16,556	3,838,817

		$15,756,287

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pollution Control - 0.9%
Waste Connections, Inc.	23,790	$1,683,856

Precious Metals & Minerals - 1.1%
Franco-Nevada Corp.	30,160	$2,113,456

Railroad & Shipping - 0.8%
Canadian National Railway Co.	17,875	$1,382,989

Real Estate - 5.9%
AvalonBay Communities, Inc., REIT	14,208	$2,216,732
Grand City Properties S.A.	135,339	3,033,137
Public Storage, Inc., REIT	5,909	1,148,946
Starwood Property Trust, Inc., REIT	34,650	701,662
Store Capital Corp., REIT	67,338	1,605,338
Sun Communities, Inc., REIT	24,391	2,135,676

		$10,841,491
Restaurants - 1.8%
McDonald’s Corp.	21,266	$3,354,499

Specialty Chemicals - 2.5%
PTT Global Chemical PLC	899,400	$2,843,754
Symrise AG	22,523	1,831,103

		$4,674,857
Specialty Stores - 5.3%
ABC-MART, Inc.	65,000	$4,119,538
Home Depot, Inc.	8,444	1,539,088
Ross Stores, Inc.	51,946	4,056,463

		$9,715,089
Telecommunications - Wireless - 3.3%
KDDI Corp.	109,300	$2,684,944
SBA Communications Corp., REIT (a)	5,580	877,567
Vodafone Group PLC	900,360	2,520,834

		$6,083,345
Telephone Services - 4.9%
BCE, Inc.	15,994	$697,818
HKT Trust and HKT Ltd.	1,617,000	2,061,460
TDC A.S.	189,328	1,543,262
TELUS Corp.	82,467	2,977,059
Verizon Communications, Inc.	37,776	1,803,426

		$9,083,025

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.5%
Altria Group, Inc.	34,906	$2,197,332
British American Tobacco	84,500	612,663

		$2,809,995
Utilities - Electric Power - 6.5%
Alliant Energy Corp.	55,361	$2,139,703
American Electric Power Co., Inc.	24,010	1,574,576
Avangrid, Inc.	27,075	1,313,679
CLP Holdings Ltd.	268,500	2,705,938
Duke Energy Corp.	9,122	687,251
WEC Energy Group, Inc.	27,313	1,636,595
Xcel Energy, Inc.	45,722	1,978,848

		$12,036,590
Total Common Stocks (Identified Cost, $161,515,768)		$182,304,635

Investment Companies (h) - 0.8%
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $1,507,483)	1,507,700	$1,507,549

Collateral for Securities Loaned - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.37% (j) (Identified Cost, $2,957,531)	2,957,531	$2,957,531

Other Assets, Less Liabilities - (1.6)%		(2,892,114)
Net Assets - 100.0%		$183,877,601

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,507,549 and $185,262,166, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $2,838,106 of securities on loan (identified cost, $164,473,299)	$185,262,166
Investments in affiliated issuers, at value (identified cost, $1,507,483)	1,507,549
Receivables for
Investments sold	1,633,750
Fund shares sold	434,477
Interest and dividends	474,449
Receivable from investment adviser	1,135
Receivable from distributor	340
Other assets	1,085
Total assets	$189,314,951
Liabilities
Payables for
Investments purchased	$2,232,045
Fund shares reacquired	90,693
Collateral for securities loaned, at value	2,957,531
Payable to affiliates
Shareholder servicing costs	18,587
Payable for independent Trustees’ compensation	12
Deferred country tax expense payable	137,569
Accrued expenses and other liabilities	913
Total liabilities	$5,437,350
Net assets	$183,877,601
Net assets consist of
Paid-in capital	$164,832,922
Unrealized appreciation (depreciation) (net of $137,569 deferred country tax)	20,654,321
Accumulated net realized gain (loss)	(1,424,790)
Accumulated distributions in excess of net investment income	(184,852)
Net assets	$183,877,601
Shares of beneficial interest outstanding	14,022,494

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$9,726,249	741,515	$13.12
Class B	375,118	28,795	13.03
Class C	2,120,879	162,954	13.02
Class I	104,072,158	7,932,978	13.12
Class R1	70,294	5,372	13.09
Class R2	62,987	4,801	13.12
Class R3	63,366	4,826	13.13
Class R4	63,771	4,861	13.12
Class R6	67,322,779	5,136,392	13.11

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.92 [100 / 94.25 x $13.12]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$1,869,374
Dividends from affiliated issuers	7,261
Income on securities loaned	3,008
Interest	5
Foreign taxes withheld	(80,804)
Total investment income	$1,798,844
Expenses
Management fee	$500,292
Distribution and service fees	24,503
Shareholder servicing costs	43,303
Administrative services fee	18,621
Independent Trustees’ compensation	1,629
Custodian fee	26,237
Shareholder communications	9,319
Audit and tax fees	26,932
Legal fees	842
Registration fees	66,188
Miscellaneous	10,478
Total expenses	$728,344
Reduction of expenses by investment adviser and distributor	(54,028)
Net expenses	$674,316
Net investment income (loss)	$1,124,528
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $4,706 country tax)	$722,567
Affiliated issuers	(79)
Foreign currency	4,575
Net realized gain (loss)	$727,063
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $94,961 increase in deferred country tax)	$4,531,436
Affiliated issuers	59
Translation of assets and liabilities in foreign currencies	(4)
Net unrealized gain (loss)	$4,531,491
Net realized and unrealized gain (loss)	$5,258,554
Change in net assets from operations	$6,383,082

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	2/28/18	8/31/17
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$1,124,528	$1,908,001
Net realized gain (loss)	727,063	(342,502)
Net unrealized gain (loss)	4,531,491	10,193,013
Change in net assets from operations	$6,383,082	$11,758,512
Distributions declared to shareholders
From net investment income	$(2,245,957)	$(1,436,284)
Change in net assets from fund share transactions	$1,391,148	$101,951,299
Total change in net assets	$5,528,273	$112,273,527
Net assets
At beginning of period	178,349,328	66,075,801
At end of period (including accumulated distributions in excess of net investment income of $184,852 and undistributed net investment income of $936,577)	$183,877,601	$178,349,328

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$12.82		$11.87	$10.75	$10.92	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.19	$0.18	$0.19	$0.15
Net realized and unrealized gain (loss)	0.38		0.91	1.11	(0.22)	0.86
Total from investment operations	$0.45		$1.10	$1.29	$(0.03)	$1.01
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.15)	$(0.17)	$(0.12)	$(0.09)
From net realized gain	—		—	—	(0.02)	—
Total distributions declared to shareholders	$(0.15)		$(0.15)	$(0.17)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$13.12		$12.82	$11.87	$10.75	$10.92
Total return (%) (r)(s)(t)(x)	3.50	(n)	9.36	12.12	(0.36)	10.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.23	1.51	1.88	5.81	(a)
Expenses after expense reductions (f)	0.95	(a)	1.17	1.19	1.23	1.22	(a)
Net investment income (loss)	1.01	(a)(l)	1.55	1.56	1.65	1.86	(a)
Portfolio turnover	17	(n)	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$9,726		$9,215	$7,473	$3,981	$800

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$12.73		$11.79	$10.70	$10.91	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.09	$0.07	$0.08	$0.06
Net realized and unrealized gain (loss)	0.38		0.91	1.12	(0.20)	0.89
Total from investment operations	$0.39		$1.00	$1.19	$(0.12)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.06)	$(0.10)	$(0.07)	$(0.04)
From net realized gain	—		—	—	(0.02)	—
Total distributions declared to shareholders	$(0.09)		$(0.06)	$(0.10)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$13.03		$12.73	$11.79	$10.70	$10.91
Total return (%) (r)(s)(t)(x)	3.10	(n)	8.48	11.16	(1.16)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.98	2.33	2.68	6.87	(a)
Expenses after expense reductions (f)	1.74	(a)	1.96	1.98	2.01	2.07	(a)
Net investment income (loss)	0.23	(a)(l)	0.73	0.65	0.74	0.80	(a)
Portfolio turnover	17	(n)	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$375		$350	$341	$446	$116

	Six months ended 2/28/18		Year ended
Class C			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$12.71		$11.78	$10.69	$10.91	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.09	$0.08	$0.10	$0.06
Net realized and unrealized gain (loss)	0.38		0.91	1.11	(0.23)	0.89
Total from investment operations	$0.40		$1.00	$1.19	$(0.13)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.07)	$(0.10)	$(0.07)	$(0.04)
From net realized gain	—		—	—	(0.02)	—
Total distributions declared to shareholders	$(0.09)		$(0.07)	$(0.10)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$13.02		$12.71	$11.78	$10.69	$10.91
Total return (%) (r)(s)(t)(x)	3.16	(n)	8.49	11.22	(1.23)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.98	2.23	2.66	6.85	(a)
Expenses after expense reductions (f)	1.74	(a)	1.96	1.99	2.00	2.07	(a)
Net investment income (loss)	0.25	(a)(l)	0.76	0.74	0.89	0.82	(a)
Portfolio turnover	17	(n)	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$2,121		$1,924	$1,554	$453	$130

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$12.82		$11.87	$10.76	$10.93	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.23	$0.21	$0.24	$0.14
Net realized and unrealized gain (loss)	0.38		0.90	1.10	(0.25)	0.89
Total from investment operations	$0.46		$1.13	$1.31	$(0.01)	$1.03
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.18)	$(0.20)	$(0.14)	$(0.10)
From net realized gain	—		—	—	(0.02)	—
Total distributions declared to shareholders	$(0.16)		$(0.18)	$(0.20)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$13.12		$12.82	$11.87	$10.76	$10.93
Total return (%) (r)(s)(t)(x)	3.61	(n)	9.59	12.34	(0.18)	10.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.94	1.17	1.63	5.85	(a)
Expenses after expense reductions (f)	0.74	(a)	0.90	0.98	1.00	1.07	(a)
Net investment income (loss)	1.23	(a)(l)	1.87	1.86	2.10	1.81	(a)
Portfolio turnover	17	(n)	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$104,072		$97,952	$10,669	$2,685	$138

	Six months ended 2/28/18		Year ended
Class R1			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$12.78		$11.84	$10.70	$10.91	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.09	$0.08	$0.07	$0.06
Net realized and unrealized gain (loss)	0.39		0.91	1.12	(0.19)	0.89
Total from investment operations	$0.40		$1.00	$1.20	$(0.12)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.06)	$(0.06)	$(0.07)	$(0.04)
From net realized gain	—		—	—	(0.02)	—
Total distributions declared to shareholders	$(0.09)		$(0.06)	$(0.06)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$13.09		$12.78	$11.84	$10.70	$10.91
Total return (%) (r)(s)(t)(x)	3.16	(n)	8.47	11.24	(1.22)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.98	2.31	2.69	6.89	(a)
Expenses after expense reductions (f)	1.74	(a)	1.96	1.99	2.01	2.07	(a)
Net investment income (loss)	0.23	(a)(l)	0.75	0.69	0.66	0.79	(a)
Portfolio turnover	17	(n)	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$70		$68	$56	$108	$109

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$12.81		$11.87	$10.74	$10.92	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.15	$0.13	$0.13	$0.10
Net realized and unrealized gain (loss)	0.39		0.90	1.13	(0.20)	0.89
Total from investment operations	$0.44		$1.05	$1.26	$(0.07)	$0.99
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.11)	$(0.13)	$(0.09)	$(0.07)
From net realized gain	—		—	—	(0.02)	—
Total distributions declared to shareholders	$(0.13)		$(0.11)	$(0.13)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$13.12		$12.81	$11.87	$10.74	$10.92
Total return (%) (r)(s)(t)(x)	3.42	(n)	8.94	11.83	(0.71)	9.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.49	1.79	2.19	6.39	(a)
Expenses after expense reductions (f)	1.24	(a)	1.47	1.49	1.51	1.57	(a)
Net investment income (loss)	0.73	(a)(l)	1.24	1.20	1.16	1.29	(a)
Portfolio turnover	17	(n)	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$63		$61	$72	$112	$110

	Six months ended 2/28/18		Year ended
Class R3			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$12.82		$11.88	$10.76	$10.92	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.19	$0.16	$0.16	$0.12
Net realized and unrealized gain (loss)	0.38		0.90	1.12	(0.19)	0.88
Total from investment operations	$0.45		$1.09	$1.28	$(0.03)	$1.00
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$(0.16)	$(0.11)	$(0.08)
From net realized gain	—		—	—	(0.02)	—
Total distributions declared to shareholders	$(0.14)		$(0.15)	$(0.16)	$(0.13)	$(0.08)
Net asset value, end of period (x)	$13.13		$12.82	$11.88	$10.76	$10.92
Total return (%) (r)(s)(t)(x)	3.52	(n)	9.24	12.05	(0.34)	10.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.21	1.56	1.94	6.14	(a)
Expenses after expense reductions (f)	0.99	(a)	1.18	1.24	1.26	1.32	(a)
Net investment income (loss)	1.06	(a)(l)	1.55	1.44	1.41	1.54	(a)
Portfolio turnover	17	(n)	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$63		$151	$56	$110	$110

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$12.82		$11.87	$10.76	$10.93	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.21	$0.19	$0.19	$0.14
Net realized and unrealized gain (loss)	0.38		0.92	1.12	(0.20)	0.89
Total from investment operations	$0.46		$1.13	$1.31	$(0.01)	$1.03
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.18)	$(0.20)	$(0.14)	$(0.10)
From net realized gain	—		—	—	(0.02)	—
Total distributions declared to shareholders	$(0.16)		$(0.18)	$(0.20)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$13.12		$12.82	$11.87	$10.76	$10.93
Total return (%) (r)(s)(t)(x)	3.61	(n)	9.58	12.32	(0.18)	10.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.98	1.31	1.69	5.89	(a)
Expenses after expense reductions (f)	0.74	(a)	0.96	0.99	1.02	1.07	(a)
Net investment income (loss)	1.24	(a)(l)	1.74	1.69	1.66	1.79	(a)
Portfolio turnover	17	(n)	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$64		$62	$56	$110	$110

	Six months ended 2/28/18		Year ended
Class R6			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$12.81		$11.86	$10.76	$10.92	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.21	$0.20	$0.20	$0.14
Net realized and unrealized gain (loss)	0.38		0.92	1.11	(0.20)	0.88
Total from investment operations	$0.47		$1.13	$1.31	$0.00	$1.02
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.18)	$(0.21)	$(0.14)	$(0.10)
From net realized gain	—		—	—	(0.02)	—
Total distributions declared to shareholders	$(0.17)		$(0.18)	$(0.21)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$13.11		$12.81	$11.86	$10.76	$10.92
Total return (%) (r)(s)(t)(x)	3.65	(n)	9.63	12.37	(0.09)	10.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.94	1.21	1.63	5.88	(a)
Expenses after expense reductions (f)	0.67	(a)	0.92	0.93	0.97	1.06	(a)
Net investment income (loss)	1.31	(a)(l)	1.77	1.76	1.79	1.80	(a)
Portfolio turnover	17	(n)	24	28	61	28	(n)
Net assets at end of period (000 omitted)	$67,323		$68,569	$45,799	$27,802	$5,966

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality,

21

Notes to Financial Statements (unaudited) – continued

coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

22

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$79,216,235	$—	$—	$79,216,235
Japan	5,380,899	17,908,628	—	23,289,527
Canada	15,204,041	1,903,323	—	17,107,364
Switzerland	—	12,171,231	—	12,171,231
Hong Kong	—	8,779,995	—	8,779,995
United Kingdom	1,619,675	5,709,412	—	7,329,087
Taiwan	5,959,108	—	—	5,959,108
Germany	3,033,137	1,831,102	—	4,864,239
New Zealand	—	3,670,915	—	3,670,915
Other Countries	8,284,241	11,632,693	—	19,916,934
Mutual Funds	4,465,080	—	—	4,465,080
Total	$123,162,416	$63,607,299	$—	$186,769,715

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $56,879,669 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount

23

Notes to Financial Statements (unaudited) – continued

typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,838,106. The fair value of the fund’s investment securities on loan and a related liability of $2,957,531 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

24

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$1,436,284

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$165,980,842
Gross appreciation	24,524,763
Gross depreciation	(3,735,890)
Net unrealized appreciation (depreciation)	$20,788,873

As of 8/31/17
Undistributed ordinary income	952,058
Capital loss carryforwards	(1,191,654)
Other temporary differences	(55,128)
Net unrealized appreciation (depreciation)	15,202,278

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(970,650)
Long-Term	(221,004)
Total	$(1,191,654)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will

26

Notes to Financial Statements (unaudited) – continued

convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/18	Year ended 8/31/17
Class A	$109,037	$102,130
Class B	2,678	1,407
Class C	13,598	10,810
Class I	1,257,950	588,856
Class R1	498	288
Class R2	607	665
Class R3	1,045	901
Class R4	778	834
Class R6	859,766	730,393
Total	$2,245,957	$1,436,284

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $7,819, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2018. For the six months ended February 28, 2018, this reduction amounted to $44,318, which is included in the reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,185 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.21%	$12,058
Class B	0.75%	0.25%	1.00%	1.00%	1,826
Class C	0.75%	0.25%	1.00%	1.00%	10,005
Class R1	0.75%	0.25%	1.00%	1.00%	348
Class R2	0.25%	0.25%	0.50%	0.50%	156
Class R3	—	0.25%	0.25%	0.25%	110
Total Distribution and Service Fees					$24,503

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $1,891 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$7
Class B	260
Class C	170

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

28

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $3,180, which equated to 0.0035% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $40,123.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0205% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $156 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS purchased 2,133 shares of Class I for an aggregate amount of $25,873. On March 21, 2017, MFS purchased 412 shares of Class I for an aggregate amount of $4,989. On August 15, 2017, MFS redeemed 4,746 shares of Class C for an aggregate amount of $59,987. On September 20, 2017, MFS redeemed 2,847 shares of Class I for an aggregate amount of $36,499.

At February 28, 2018, MFS held approximately 89% of the outstanding shares of Class R1 and 100% of the outstanding shares of Class R2, Class R3, and Class R4, respectively.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research

29

Notes to Financial Statements (unaudited) – continued

embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $30,843,016 and $35,326,593, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	88,807	$1,168,252	235,619	$2,835,638
Class B	2,105	27,943	6,560	79,744
Class C	39,250	514,123	76,350	907,914
Class I	1,502,759	19,752,213	7,672,302	93,687,604
Class R1	28	360	586	7,429
Class R2	—	—	181	2,100
Class R3	—	—	6,957	86,940
Class R6	673,357	8,768,940	2,104,117	26,035,765
	2,306,306	$30,231,831	10,102,672	$123,643,134

Shares issued to shareholders in reinvestment of distributions
Class A	8,347	$108,936	8,445	$102,071
Class B	206	2,678	116	1,407
Class C	1,047	13,598	893	10,751
Class I	92,293	1,202,997	41,894	518,156
Class R1	38	498	24	288
Class R2	45	607	55	665
Class R3	81	1,045	74	901
Class R4	60	778	69	834
Class R6	64,054	833,658	58,559	706,049
	166,171	$2,164,795	110,129	$1,341,122

Shares reacquired
Class A	(74,707)	$(981,502)	(154,676)	$(1,860,946)
Class B	(993)	(12,774)	(8,107)	(95,574)
Class C	(28,677)	(375,754)	(57,812)	(703,973)
Class I	(1,304,116)	(17,076,330)	(971,256)	(11,953,174)
Class R1	(1)	(9)	(1)	(10)
Class R2	—	—	(1,538)	(18,712)
Class R3	(7,000)	(90,368)	(3)	(36)
Class R6	(955,432)	(12,468,741)	(670,323)	(8,400,532)
	(2,370,926)	$(31,005,478)	(1,863,716)	$(23,032,957)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	22,447	$295,686	89,388	$1,076,763
Class B	1,318	17,847	(1,431)	(14,423)
Class C	11,620	151,967	19,431	214,692
Class I	290,936	3,878,880	6,742,940	82,252,586
Class R1	65	849	609	7,707
Class R2	45	607	(1,302)	(15,947)
Class R3	(6,919)	(89,323)	7,028	87,805
Class R4	60	778	69	834
Class R6	(218,021)	(2,866,143)	1,492,353	18,341,282
	101,551	$1,391,148	8,349,085	$101,951,299

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $501 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,955,613	17,131,097	(17,579,010)	1,507,700

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(79)	$59	$—	$7,261	$1,507,549

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

32

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

     MFS® Low Volatility Equity Fund

LVU-SEM

MFS® Low Volatility Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Waste Connections, Inc.	2.9%
PepsiCo, Inc.	2.8%
Amdocs Ltd.	2.8%
Johnson & Johnson	2.6%
Facebook, Inc., “A”	2.5%
Alphabet, Inc., “A”	2.5%
McDonald’s Corp.	2.3%
Cisco Systems, Inc.	2.3%
Costco Wholesale Corp.	2.2%
Eli Lilly & Co.	2.1%

Equity sectors
Financial Services	21.2%
Health Care	15.8%
Technology	12.0%
Consumer Staples	10.7%
Utilities & Communications	9.5%
Industrial Goods & Services	8.7%
Leisure	7.8%
Retailing	5.0%
Special Products & Services	4.7%
Energy	2.7%
Basic Materials	2.2%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	0.88%	$1,000.00	$1,048.11	$4.47
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
B	Actual	1.64%	$1,000.00	$1,044.11	$8.31
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,044.27	$8.31
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,049.41	$3.25
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,043.97	$8.31
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,046.55	$5.78
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,047.93	$4.52
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,049.36	$3.25
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.55%	$1,000.00	$1,049.81	$2.80
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 100.3%
Issuer	Shares/Par	Value ($)
Aerospace - 5.7%
General Dynamics Corp.	2,935	$652,891
Honeywell International, Inc.	9,405	1,421,189
Lockheed Martin Corp.	2,655	935,728
Northrop Grumman Corp.	4,042	1,414,862
United Technologies Corp.	4,695	632,604

		$5,057,274
Alcoholic Beverages - 1.5%
Constellation Brands, Inc., “A”	6,019	$1,296,974

Brokerage & Asset Managers - 1.5%
CME Group, Inc.	8,275	$1,374,974

Business Services - 2.8%
Amdocs Ltd.	37,621	$2,475,086

Cable TV - 0.7%
Comcast Corp., “A”	16,372	$592,830

Computer Software - 2.2%
Blackbaud, Inc.	4,023	$412,438
Intuit, Inc.	6,867	1,145,828
Oracle Corp.	7,156	362,594

		$1,920,860
Consumer Products - 1.2%
Procter & Gamble Co.	13,401	$1,052,247

Consumer Services - 1.9%
Bright Horizons Family Solutions, Inc. (a)	17,373	$1,660,338

Containers - 0.4%
Berry Global Group, Inc. (a)	6,530	$355,232

Electronics - 1.5%
Texas Instruments, Inc.	12,138	$1,315,152

Energy - Independent - 0.6%
Occidental Petroleum Corp.	8,838	$579,773

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 0.7%
Exxon Mobil Corp.	8,072	$611,373

Entertainment - 1.3%
Madison Square Garden Co., “A” (a)	4,555	$1,112,331

Food & Beverages - 5.3%
General Mills, Inc.	21,763	$1,100,120
Mondelez International, Inc.	14,830	651,037
PepsiCo, Inc.	22,571	2,476,716
Pinnacle Foods, Inc.	8,373	451,807

		$4,679,680
Gaming & Lodging - 1.1%
Carnival Corp.	15,279	$1,022,318

General Merchandise - 2.1%
Wal-Mart Stores, Inc.	20,274	$1,824,863

Health Maintenance Organizations - 3.3%
Aetna, Inc.	2,468	$436,984
Cigna Corp.	6,506	1,274,460
UnitedHealth Group, Inc.	5,249	1,187,114

		$2,898,558
Insurance - 8.7%
Allstate Corp.	3,907	$360,460
Aon PLC	8,659	1,215,031
Chubb Ltd.	4,726	670,714
Everest Re Group Ltd.	6,045	1,452,251
Hartford Financial Services Group, Inc.	18,187	961,183
Loews Corp.	23,850	1,176,520
Markel Corp. (a)	597	663,864
MetLife, Inc.	11,048	510,307
Travelers Cos., Inc.	4,691	652,049

		$7,662,379
Internet - 5.5%
Alphabet, Inc., “A” (a)	1,976	$2,181,346
Alphabet, Inc., “C” (a)	459	507,071
Facebook, Inc., “A” (a)	12,314	2,195,832

		$4,884,249
Major Banks - 0.7%
PNC Financial Services Group, Inc.	3,946	$622,126

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 0.7%
Henry Schein, Inc. (a)	9,241	$611,662

Medical Equipment - 5.9%
Becton, Dickinson and Co.	2,072	$460,026
Cooper Cos., Inc.	3,131	721,758
Danaher Corp.	11,730	1,146,959
Medtronic PLC	15,067	1,203,703
Steris PLC	12,159	1,110,117
Stryker Corp.	3,295	534,317

		$5,176,880
Network & Telecom - 2.8%
Cisco Systems, Inc.	44,428	$1,989,486
Motorola Solutions, Inc.	4,599	488,184

		$2,477,670
Oil Services - 1.3%
Schlumberger Ltd.	17,336	$1,137,935

Other Banks & Diversified Financials - 3.5%
M&T Bank Corp.	4,522	$858,456
Mastercard, Inc., “A”	5,481	963,341
U.S. Bancorp	9,835	534,631
Visa, Inc., “A”	5,776	710,101

		$3,066,529
Pharmaceuticals - 6.0%
Eli Lilly & Co.	23,742	$1,828,609
Johnson & Johnson	17,474	2,269,523
Pfizer, Inc.	20,069	728,705
Zoetis, Inc.	5,709	461,630

		$5,288,467
Pollution Control - 2.9%
Waste Connections, Inc.	36,347	$2,572,641

Printing & Publishing - 0.5%
Moody’s Corp.	2,940	$490,627

Real Estate - 6.7%
AvalonBay Communities, Inc., REIT	6,435	$1,003,989
Equity Lifestyle Properties, Inc., REIT	6,463	546,834
Mid-America Apartment Communities, Inc., REIT	6,471	555,341
Public Storage, Inc., REIT	4,681	910,174

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Starwood Property Trust, Inc., REIT	83,544	$1,691,766
Store Capital Corp., REIT	14,259	339,934
Sun Communities, Inc., REIT	10,173	890,748

		$5,938,786
Restaurants - 4.2%
Aramark	12,601	$525,588
McDonald’s Corp.	12,943	2,041,629
Starbucks Corp.	19,525	1,114,877

		$3,682,094
Specialty Chemicals - 1.8%
Ecolab, Inc.	8,961	$1,168,962
Praxair, Inc.	2,686	402,229

		$1,571,191
Specialty Stores - 3.0%
Costco Wholesale Corp.	10,282	$1,962,834
Home Depot, Inc.	3,576	651,797

		$2,614,631
Telecommunications - Wireless - 0.5%
SBA Communications Corp., REIT (a)	2,718	$427,460

Telephone Services - 0.8%
Verizon Communications, Inc.	14,474	$690,989

Tobacco - 2.7%
Altria Group, Inc.	25,340	$1,595,153
Philip Morris International, Inc.	7,930	821,152

		$2,416,305
Utilities - Electric Power - 8.3%
Alliant Energy Corp.	16,569	$640,392
American Electric Power Co., Inc.	6,947	455,584
DTE Energy Co.	9,472	954,588
Duke Energy Corp.	13,932	1,049,637
Exelon Corp.	8,938	331,063
NextEra Energy, Inc.	9,241	1,406,018
Pinnacle West Capital Corp.	4,123	317,306
WEC Energy Group, Inc.	15,591	934,213
Xcel Energy, Inc.	27,953	1,209,806

		$7,298,607
Total Common Stocks (Identified Cost, $75,659,651)		$88,461,091

8

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 0.8%
Issuer	Shares/Par	Value ($)
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $749,706)	749,822	$749,747

Other Assets, Less Liabilities - (1.1)%		(977,284)
Net Assets - 100.0%		$88,233,554

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $749,747 and $88,461,091, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $75,659,651)	$88,461,091
Investments in affiliated issuers, at value (identified cost, $749,706)	749,747
Receivables for
Fund shares sold	301,435
Dividends	151,208
Receivable from investment adviser	15,759
Other assets	50,416
Total assets	$89,729,656
Liabilities
Payables for fund shares reacquired	$1,438,911
Payable to affiliates
Shareholder servicing costs	18,760
Distribution and service fees	806
Payable for independent Trustees’ compensation	23
Accrued expenses and other liabilities	37,602
Total liabilities	$1,496,102
Net assets	$88,233,554
Net assets consist of
Paid-in capital	$74,814,831
Unrealized appreciation (depreciation)	12,801,481
Accumulated net realized gain (loss)	549,903
Undistributed net investment income	67,339
Net assets	$88,233,554
Shares of beneficial interest outstanding	6,243,226

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$39,774,876	2,813,367	$14.14
Class B	2,158,758	153,001	14.11
Class C	14,049,313	998,575	14.07
Class I	24,142,853	1,706,061	14.15
Class R1	113,873	8,051	14.14
Class R2	77,673	5,470	14.20
Class R3	62,338	4,396	14.18
Class R4	61,727	4,358	14.16
Class R6	7,792,143	549,947	14.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.00 [100 / 94.25 x $14.14]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$928,298
Dividends from affiliated issuers	2,736
Foreign taxes withheld	(1,477)
Total investment income	$929,557
Expenses
Management fee	$218,468
Distribution and service fees	127,103
Shareholder servicing costs	47,200
Administrative services fee	11,514
Independent Trustees’ compensation	1,356
Custodian fee	4,764
Shareholder communications	9,805
Audit and tax fees	24,570
Legal fees	515
Registration fees	62,931
Miscellaneous	8,558
Total expenses	$516,784
Reduction of expenses by investment adviser and distributor	(114,685)
Net expenses	$402,099
Net investment income (loss)	$527,458
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,930,815
Affiliated issuers	(148)
Net realized gain (loss)	$1,930,667
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$1,574,102
Affiliated issuers	41
Net unrealized gain (loss)	$1,574,143
Net realized and unrealized gain (loss)	$3,504,810
Change in net assets from operations	$4,032,268

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	2/28/18	8/31/17
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$527,458	$787,278
Net realized gain (loss)	1,930,667	343,998
Net unrealized gain (loss)	1,574,143	6,210,716
Change in net assets from operations	$4,032,268	$7,341,992
Distributions declared to shareholders
From net investment income	$(639,876)	$(761,769)
From net realized gain	(1,151,155)	(134,785)
Total distributions declared to shareholders	$(1,791,031)	$(896,554)
Change in net assets from fund share transactions	$3,292,251	$16,852,555
Total change in net assets	$5,533,488	$23,297,993
Net assets
At beginning of period	82,700,066	59,402,073
At end of period (including undistributed net investment income of $67,339 and $179,757, respectively)	$88,233,554	$82,700,066

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.77		$12.56	$11.12	$10.82	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.16	$0.15	$0.14	$0.11
Net realized and unrealized gain (loss)	0.58		1.23	1.49	0.30 (g)	0.77
Total from investment operations	$0.67		$1.39	$1.64	$0.44	$0.88
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.15)	$(0.11)	$(0.13)	$(0.06)
From net realized gain	(0.19)		(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.30)		$(0.18)	$(0.20)	$(0.14)	$(0.06)
Net asset value, end of period (x)	$14.14		$13.77	$12.56	$11.12	$10.82
Total return (%) (r)(s)(t)(x)	4.81	(n)	11.18	14.87	4.01	8.82	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.33	1.65	2.72	4.45	(a)
Expenses after expense reductions (f)	0.88	(a)	1.16	1.19	1.18	1.15	(a)
Net investment income (loss)	1.24	(a)	1.19	1.25	1.22	1.40	(a)
Portfolio turnover	15	(n)	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$39,775		$39,568	$29,508	$11,267	$1,154

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.74		$12.53	$11.10	$10.81	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.06	$0.06	$0.05	$0.04
Net realized and unrealized gain (loss)	0.58		1.23	1.48	0.30 (g)	0.78
Total from investment operations	$0.61		$1.29	$1.54	$0.35	$0.82
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.05)	$(0.02)	$(0.05)	$(0.01)
From net realized gain	(0.19)		(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.24)		$(0.08)	$(0.11)	$(0.06)	$(0.01)
Net asset value, end of period (x)	$14.11		$13.74	$12.53	$11.10	$10.81
Total return (%) (r)(s)(t)(x)	4.41	(n)	10.36	13.96	3.20	8.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	2.08	2.42	3.79	5.75	(a)
Expenses after expense reductions (f)	1.64	(a)	1.92	1.95	1.95	1.93	(a)
Net investment income (loss)	0.48	(a)	0.43	0.49	0.43	0.46	(a)
Portfolio turnover	15	(n)	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$2,159		$2,081	$1,885	$717	$170

	Six months ended 2/28/18		Year ended
Class C			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.70		$12.50	$11.09	$10.80	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.06	$0.06	$0.05	$0.04
Net realized and unrealized gain (loss)	0.58		1.23	1.48	0.30 (g)	0.79
Total from investment operations	$0.61		$1.29	$1.54	$0.35	$0.83
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.06)	$(0.04)	$(0.05)	$(0.03)
From net realized gain	(0.19)		(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.24)		$(0.09)	$(0.13)	$(0.06)	$(0.03)
Net asset value, end of period (x)	$14.07		$13.70	$12.50	$11.09	$10.80
Total return (%) (r)(s)(t)(x)	4.43	(n)	10.36	13.91	3.23	8.27	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	2.08	2.31	3.73	5.39	(a)
Expenses after expense reductions (f)	1.64	(a)	1.92	1.95	1.95	1.93	(a)
Net investment income (loss)	0.49	(a)	0.43	0.48	0.43	0.48	(a)
Portfolio turnover	15	(n)	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$14,049		$12,422	$9,977	$1,564	$421

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.78		$12.57	$11.14	$10.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.19	$0.18	$0.16	$0.11
Net realized and unrealized gain (loss)	0.58		1.23	1.48	0.30 (g)	0.80
Total from investment operations	$0.69		$1.42	$1.66	$0.46	$0.91
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.18)	$(0.14)	$(0.15)	$(0.07)
From net realized gain	(0.19)		(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.32)		$(0.21)	$(0.23)	$(0.16)	$(0.07)
Net asset value, end of period (x)	$14.15		$13.78	$12.57	$11.14	$10.84
Total return (%) (r)(s)(t)(x)	4.94	(n)	11.44	15.05	4.20	9.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	1.07	1.20	2.53	4.72	(a)
Expenses after expense reductions (f)	0.64	(a)	0.92	0.95	0.95	0.93	(a)
Net investment income (loss)	1.49	(a)	1.47	1.51	1.36	1.43	(a)
Portfolio turnover	15	(n)	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$24,143		$21,814	$16,123	$964	$177

	Six months ended 2/28/18		Year ended
Class R1			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.77		$12.57	$11.12	$10.82	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.05	$0.06	$0.04	$0.03
Net realized and unrealized gain (loss)	0.58		1.24	1.49	0.31 (g)	0.80
Total from investment operations	$0.61		$1.29	$1.55	$0.35	$0.83
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.06)	$(0.01)	$(0.04)	$(0.01)
From net realized gain	(0.19)		(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.24)		$(0.09)	$(0.10)	$(0.05)	$(0.01)
Net asset value, end of period (x)	$14.14		$13.77	$12.57	$11.12	$10.82
Total return (%) (r)(s)(t)(x)	4.40	(n)	10.33	13.96	3.18	8.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	2.07	2.56	4.18	5.92	(a)
Expenses after expense reductions (f)	1.64	(a)	1.91	1.95	1.95	1.93	(a)
Net investment income (loss)	0.48	(a)	0.41	0.48	0.39	0.40	(a)
Portfolio turnover	15	(n)	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$114		$108	$57	$112	$108

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.83		$12.61	$11.13	$10.83	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.12	$0.12	$0.10	$0.07
Net realized and unrealized gain (loss)	0.58		1.25	1.49	0.30 (g)	0.80
Total from investment operations	$0.65		$1.37	$1.61	$0.40	$0.87
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.12)	$(0.04)	$(0.09)	$(0.04)
From net realized gain	(0.19)		(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.28)		$(0.15)	$(0.13)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$14.20		$13.83	$12.61	$11.13	$10.83
Total return (%) (r)(s)(t)(x)	4.66	(n)	10.93	14.57	3.69	8.69	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.58	2.07	3.68	5.42	(a)
Expenses after expense reductions (f)	1.14	(a)	1.42	1.45	1.45	1.43	(a)
Net investment income (loss)	0.98	(a)	0.91	0.98	0.89	0.90	(a)
Portfolio turnover	15	(n)	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$78		$74	$53	$113	$109

	Six months ended 2/28/18		Year ended
Class R3			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.81		$12.59	$11.14	$10.83	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.15	$0.15	$0.13	$0.09
Net realized and unrealized gain (loss)	0.58		1.25	1.48	0.31 (g)	0.79
Total from investment operations	$0.67		$1.40	$1.63	$0.44	$0.88
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.15)	$(0.09)	$(0.12)	$(0.05)
From net realized gain	(0.19)		(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.30)		$(0.18)	$(0.18)	$(0.13)	$(0.05)
Net asset value, end of period (x)	$14.18		$13.81	$12.59	$11.14	$10.83
Total return (%) (r)(s)(t)(x)	4.79	(n)	11.22	14.72	4.04	8.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.33	1.82	3.43	5.17	(a)
Expenses after expense reductions (f)	0.89	(a)	1.17	1.20	1.20	1.18	(a)
Net investment income (loss)	1.23	(a)	1.18	1.23	1.14	1.15	(a)
Portfolio turnover	15	(n)	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$62		$59	$53	$113	$109

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.79		$12.58	$11.14	$10.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.19	$0.17	$0.16	$0.11
Net realized and unrealized gain (loss)	0.58		1.23	1.49	0.30 (g)	0.80
Total from investment operations	$0.69		$1.42	$1.66	$0.46	$0.91
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.18)	$(0.13)	$(0.15)	$(0.07)
From net realized gain	(0.19)		(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.32)		$(0.21)	$(0.22)	$(0.16)	$(0.07)
Net asset value, end of period (x)	$14.16		$13.79	$12.58	$11.14	$10.84
Total return (%) (r)(s)(t)(x)	4.94	(n)	11.42	15.08	4.20	9.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	1.08	1.57	3.18	4.92	(a)
Expenses after expense reductions (f)	0.64	(a)	0.92	0.95	0.95	0.93	(a)
Net investment income (loss)	1.50	(a)	1.42	1.48	1.39	1.40	(a)
Portfolio turnover	15	(n)	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$62		$59	$53	$114	$109

	Six months ended 2/28/18		Year ended
Class R6			8/31/17	8/31/16	8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$13.80		$12.58	$11.14	$10.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.18	$0.18	$0.16	$0.11
Net realized and unrealized gain (loss)	0.58		1.27	1.50	0.30 (g)	0.80
Total from investment operations	$0.69		$1.45	$1.68	$0.46	$0.91
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.20)	$(0.15)	$(0.15)	$(0.07)
From net realized gain	(0.19)		(0.03)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.32)		$(0.23)	$(0.24)	$(0.16)	$(0.07)
Net asset value, end of period (x)	$14.17		$13.80	$12.58	$11.14	$10.84
Total return (%) (r)(s)(t)(x)	4.98	(n)	11.61	15.21	4.22	9.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.97	1.36	3.14	4.90	(a)
Expenses after expense reductions (f)	0.55	(a)	0.78	0.88	0.91	0.91	(a)
Net investment income (loss)	1.58	(a)	1.38	1.53	1.43	1.42	(a)
Portfolio turnover	15	(n)	36	38	33	30	(n)
Net assets at end of period (000 omitted)	$7,792		$6,515	$1,693	$1,593	$1,527

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

20

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

21

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$88,461,091	$—	$—	$88,461,091
Mutual Funds	749,747	—	—	749,747
Total	$89,210,838	$—	$—	$89,210,838

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

22

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$867,018
Long-term capital gains	29,536
Total distributions	$896,554

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$76,411,036
Gross appreciation	14,098,238
Gross depreciation	(1,298,436)
Net unrealized appreciation (depreciation)	$12,799,802

As of 8/31/17
Undistributed ordinary income	179,757
Undistributed long-term capital gain	91,202
Post-October capital loss deferral	(89,950)
Net unrealized appreciation (depreciation)	10,996,477

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will

23

Notes to Financial Statements (unaudited) – continued

convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 2/28/18	Year ended 8/31/17	Six months ended 2/28/18	Year ended 8/31/17
Class A	$302,657	$401,351	$520,876	$72,819
Class B	7,948	8,063	28,574	4,185
Class C	47,786	50,551	170,155	22,638
Class I	212,718	275,528	330,158	31,512
Class R1	404	375	1,471	129
Class R2	478	501	1,003	119
Class R3	456	638	799	120
Class R4	534	776	798	120
Class R6	66,895	23,986	97,321	3,143
Total	$639,876	$761,769	$1,151,155	$134,785

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $3,758, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2018. For the six months ended February 28, 2018, this reduction amounted to $108,938, which is included in the reduction of total expenses in the Statement of Operations.

24

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,121 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$50,369
Class B	0.75%	0.25%	1.00%	1.00%	10,808
Class C	0.75%	0.25%	1.00%	1.00%	65,098
Class R1	0.75%	0.25%	1.00%	1.00%	560
Class R2	0.25%	0.25%	0.50%	0.50%	192
Class R3	—	0.25%	0.25%	0.25%	76
Total Distribution and Service Fees					$127,103

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $1,981, $1, and $7 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$389
Class B	3,163
Class C	691

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

25

Notes to Financial Statements (unaudited) – continued

six months ended February 28, 2018, the fee was $6,858, which equated to 0.0157% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of- pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $40,342.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0263% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $72 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS purchased 2,545 shares of Class I for an aggregate amount of $33,844. On March 21, 2017, MFS redeemed 412 shares of Class I for an aggregate amount of $5,438.

At February 28, 2018, MFS held approximately 58%, 79%, 99%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

26

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $16,230,448 and $13,338,947, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	368,255	$5,223,318	1,456,499	$18,899,873
Class B	14,778	212,077	41,150	534,770
Class C	163,130	2,327,211	356,503	4,664,725
Class I	403,901	5,737,784	1,624,156	21,194,572
Class R1	89	1,260	3,284	44,177
Class R2	1	13	1,141	15,604
Class R3	45	642	19	260
Class R6	160,904	2,282,729	434,316	5,859,230
	1,111,103	$15,785,034	3,917,068	$51,213,211

Shares issued to shareholders in reinvestment of distributions
Class A	57,806	$822,179	36,525	$473,635
Class B	2,562	36,522	951	12,248
Class C	15,312	217,670	5,654	72,738
Class I	38,160	542,804	23,535	307,040
Class R1	131	1,875	38	504
Class R2	103	1,481	48	620
Class R3	88	1,254	59	757
Class R4	93	1,332	69	895
Class R6	9,430	134,293	262	3,416
	123,685	$1,759,410	67,141	$871,853

Shares reacquired
Class A	(487,108)	$(6,948,359)	(968,834)	$(12,572,950)
Class B	(15,859)	(224,359)	(41,062)	(535,569)
Class C	(86,657)	(1,230,950)	(253,515)	(3,323,190)
Class I	(319,018)	(4,536,521)	(1,347,574)	(17,546,911)
Class R1	(3)	(41)	(22)	(303)
Class R2	(2)	(32)	(1)	(10)
Class R3	—	—	(1)	(4)
Class R6	(92,580)	(1,311,931)	(96,998)	(1,253,572)
	(1,001,227)	$(14,252,193)	(2,708,007)	$(35,232,509)

27

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	(61,047)	$(902,862)	524,190	$6,800,558
Class B	1,481	24,240	1,039	11,449
Class C	91,785	1,313,931	108,642	1,414,273
Class I	123,043	1,744,067	300,117	3,954,701
Class R1	217	3,094	3,300	44,378
Class R2	102	1,462	1,188	16,214
Class R3	133	1,896	77	1,013
Class R4	93	1,332	69	895
Class R6	77,754	1,105,091	337,580	4,609,074
	233,561	$3,292,251	1,276,202	$16,852,555

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $268 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		631,939	8,184,896	(8,067,013)	749,822

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(148)	$41	$—	$2,736	$749,747

28

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

29

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

30

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® New Discovery Fund

NDF-SEM

MFS® New Discovery Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
U.S. Foods Holding Corp.	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
LogMeIn, Inc.	1.8%
NICE Systems Ltd., ADR	1.7%
Berry Plastics Group, Inc.	1.7%
Zendesk, Inc.	1.6%
Kar Auction Services, Inc.	1.6%
Performance Food Group Co.	1.5%
ICON PLC	1.4%
Twilio, Inc., “A”	1.4%

Equity sectors
Technology	29.1%
Health Care	19.4%
Special Products & Services	9.2%
Industrial Goods & Services	9.0%
Financial Services	7.7%
Autos & Housing	7.1%
Basic Materials	7.0%
Leisure	5.9%
Consumer Staples	1.6%
Energy	0.6%
Retailing	0.6%
Transportation	0.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	1.32%	$1,000.00	$1,130.54	$6.97
	Hypothetical (h)	1.32%	$1,000.00	$1,018.25	$6.61
B	Actual	2.07%	$1,000.00	$1,126.50	$10.91
	Hypothetical (h)	2.07%	$1,000.00	$1,014.53	$10.34
C	Actual	2.07%	$1,000.00	$1,126.71	$10.92
	Hypothetical (h)	2.07%	$1,000.00	$1,014.53	$10.34
I	Actual	1.07%	$1,000.00	$1,132.23	$5.66
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36
R1	Actual	2.07%	$1,000.00	$1,126.44	$10.91
	Hypothetical (h)	2.07%	$1,000.00	$1,014.53	$10.34
R2	Actual	1.57%	$1,000.00	$1,129.55	$8.29
	Hypothetical (h)	1.57%	$1,000.00	$1,017.01	$7.85
R3	Actual	1.32%	$1,000.00	$1,130.69	$6.97
	Hypothetical (h)	1.32%	$1,000.00	$1,018.25	$6.61
R4	Actual	1.07%	$1,000.00	$1,133.25	$5.66
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36
R6	Actual	0.96%	$1,000.00	$1,132.68	$5.08
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
529A	Actual	1.35%	$1,000.00	$1,130.86	$7.13
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
529B	Actual	2.12%	$1,000.00	$1,126.52	$11.18
	Hypothetical (h)	2.12%	$1,000.00	$1,014.28	$10.59
529C	Actual	2.12%	$1,000.00	$1,126.58	$11.18
	Hypothetical (h)	2.12%	$1,000.00	$1,014.28	$10.59

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, Class B, Class 529A, and Class 529B shares, this rebate reduced the expense ratios above by 0.01%, 0.01%, 0.02%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.5%
Issuer	Shares/Par	Value ($)
Aerospace - 3.7%
CACI International, Inc., “A” (a)	83,200	$12,400,960
Curtiss-Wright Corp.	103,731	14,001,611
FLIR Systems, Inc.	216,302	10,620,428
HEICO Corp.	59,600	5,101,760

		$42,124,759
Automotive - 2.4%
Kar Auction Services, Inc.	337,961	$18,276,931
WABCO Holdings, Inc. (a)	66,918	9,232,676

		$27,509,607
Biotechnology - 4.8%
ACADIA Pharmaceuticals, Inc. (a)	91,435	$2,278,103
Aimmune Therapeutics, Inc. (a)	134,837	4,382,203
Alder Biopharmaceuticals, Inc. (a)	320,361	4,453,018
Amicus Therapeutics, Inc. (a)	461,546	6,350,873
Bio-Techne Corp.	69,067	9,761,930
Exact Sciences Corp. (a)	99,632	4,444,584
Immunomedics, Inc (a)	328,541	5,555,628
MiMedx Group, Inc. (a)(l)	329,382	2,335,318
Neurocrine Biosciences, Inc. (a)	72,348	6,108,342
Spark Therapeutics, Inc. (a)	79,710	4,551,441
Tesaro, Inc. (a)	45,666	2,522,133
VTV Therapeutics, Inc. (a)	275,016	1,553,840

		$54,297,413
Brokerage & Asset Managers - 1.8%
Hamilton Lane, Inc.,“A”	148,846	$5,200,679
TMX Group Ltd.	107,980	6,455,070
WisdomTree Investments, Inc.	881,037	8,466,766

		$20,122,515
Business Services - 5.4%
CoStar Group, Inc. (a)	13,734	$4,698,814
Global Payments, Inc.	95,906	10,874,781
WNS (Holdings) Ltd., ADR (a)	282,195	12,698,775
Yext, Inc. (a)	1,200,574	15,247,290
Zendesk, Inc. (a)	428,318	18,494,771

		$62,014,431

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 1.3%
Ingevity Corp. (a)	194,720	$14,586,475

Computer Software - 8.4%
8x8, Inc. (a)	659,055	$12,027,754
Cadence Design Systems, Inc. (a)	202,985	7,869,728
MuleSoft, Inc., “A” (a)	409,314	12,639,616
Okta, Inc. (a)	115,671	4,463,744
Paylocity Holding Corp. (a)	299,302	13,998,355
RingCentral, Inc. (a)	163,907	10,268,774
SendGrid, Inc. (a)	311,585	8,138,600
Twilio, Inc., “A” (a)	459,177	15,685,486
Ultimate Software Group, Inc. (a)	45,822	10,926,714

		$96,018,771
Computer Software - Systems - 13.4%
Box, Inc. (a)	593,213	$14,272,705
Five9, Inc. (a)	487,520	14,801,107
ForeScout Tech, Inc. (a)	303,552	9,039,779
Interxion Holding N.V. (a)	181,852	10,238,268
Kinaxis, Inc. (a)	73,552	4,982,758
New Relic, Inc. (a)	145,958	10,476,865
NICE Systems Ltd., ADR (a)	196,954	19,023,787
Proofpoint, Inc. (a)	94,414	10,118,348
Q2 Holdings, Inc. (a)	297,322	13,543,017
Rapid7, Inc. (a)	505,384	13,347,191
RealPage, Inc (a)	185,910	9,713,798
SS&C Technologies Holdings, Inc.	283,479	14,037,880
Switch, Inc.	685,205	9,462,681

		$153,058,184
Construction - 4.7%
Foundation Building Materials, Inc. (a)	661,147	$9,051,102
GMS, Inc. (a)	382,805	11,851,643
Lennox International, Inc.	44,952	9,198,528
Siteone Landscape Supply, Inc. (a)	77,721	5,350,314
Summit Materials, Inc., “A” (a)	370,249	11,710,976
Trex Co., Inc. (a)	61,821	6,392,291

		$53,554,854
Consumer Products - 0.7%
E.L.F. Beauty, Inc. (a)(l)	438,935	$8,093,961

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 2.8%
51job, Inc., ADR (a)	148,272	$9,707,368
Bright Horizons Family Solutions, Inc. (a)	228,168	21,806,016

		$31,513,384
Containers - 1.6%
Berry Global Group, Inc. (a)	346,872	$18,869,837

Electrical Equipment - 2.8%
Gates Industrial Corp. PLC (a)	597,538	$10,373,260
Littlefuse, Inc.	66,713	13,842,947
WESCO International, Inc. (a)	116,505	7,252,436

		$31,468,643
Electronics - 4.7%
Brooks Automation, Inc.	352,169	$9,406,434
CTS Corp.	206,091	5,296,539
Inphi Corp. (a)	328,101	9,104,803
MACOM Technology Solutions Holdings, Inc. (a)	184,061	3,927,862
Monolithic Power Systems, Inc.	97,391	11,400,590
Silicon Laboratories, Inc. (a)	150,465	14,068,477

		$53,204,705
Entertainment - 0.9%
Live Nation, Inc. (a)	226,885	$10,164,448

Food & Beverages - 0.9%
Blue Buffalo Pet Products, Inc. (a)	100,007	$4,006,280
Flex Pharma, Inc. (a)(l)	222,918	913,964
Greencore Group PLC	2,041,064	4,978,038

		$9,898,282
Internet - 2.6%
GrubHub, Inc. (a)	90,747	$9,021,159
LogMeIn, Inc.	181,776	21,004,217

		$30,025,376
Machinery & Tools - 1.1%
Gardner Denver Holdings, Inc. (a)	161,612	$5,173,200
Ritchie Bros. Auctioneers, Inc.	248,380	8,045,028

		$13,218,228
Medical & Health Technology & Services - 4.6%
Capital Senior Living Corp. (a)	291,554	$3,437,422
ICON PLC (a)	143,251	16,231,771

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
OptiNose, Inc. (a)	416,758	$7,380,784
Syneos Health, Inc. (a)	288,757	12,098,918
Teladoc, Inc. (a)(l)	344,459	13,812,806

		$52,961,701
Medical Equipment - 8.9%
DexCom, Inc. (a)	181,699	$10,200,582
iRhythm Technologies, Inc. (a)	126,018	7,832,019
Merit Medical Systems, Inc. (a)	271,184	12,338,872
Nevro Corp. (a)	141,589	11,485,700
NuVasive, Inc. (a)	190,369	9,206,245
NxStage Medical, Inc. (a)	182,885	4,257,563
Obalon Therapeutics, Inc. (a)(l)	287,124	1,154,238
PerkinElmer, Inc.	188,775	14,411,083
Steris PLC	164,209	14,992,282
Tactile Systems Technology, Inc. (a)	200,558	6,490,057
West Pharmaceutical Services, Inc.	111,433	9,719,186

		$102,087,827
Oil Services - 0.6%
Liberty Oilfield Services, Inc. (a)	378,198	$7,030,701

Other Banks & Diversified Financials - 3.8%
Bank of the Ozarks, Inc.	244,041	$12,175,206
Pinnacle Financial Partners, Inc.	157,308	10,154,231
Preferred Bank	108,341	6,752,895
Texas Capital Bancshares, Inc. (a)	48,176	4,345,475
Wintrust Financial Corp.	117,151	9,900,431

		$43,328,238
Pharmaceuticals - 1.1%
Aratana Therapeutics, Inc. (a)(l)	608,472	$2,263,516
Collegium Pharmaceutical, Inc. (a)	248,443	5,960,147
PetIQ, Inc. (a)	182,701	4,001,152

		$12,224,815
Pollution Control - 1.4%
Clean Harbors, Inc. (a)	126,101	$6,296,223
Evoqua Water Technologies LLC (a)	410,874	9,409,015

		$15,705,238
Railroad & Shipping - 0.4%
StealthGas, Inc. (a)	976,797	$4,112,315

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 2.1%
Big Yellow Group PLC, REIT	458,482	$5,226,794
Life Storage, Inc., REIT	98,677	7,752,065
STAG Industrial, Inc., REIT	487,781	11,106,773

		$24,085,632
Restaurants - 5.0%
Dave & Buster’s, Inc. (a)	262,098	$11,734,128
Performance Food Group Co. (a)	570,776	17,494,284
U.S. Foods Holding Corp. (a)	662,132	22,108,588
Zoe’s Kitchen, Inc. (a)	412,522	6,138,327

		$57,475,327
Special Products & Services - 1.0%
Boyd Group Income Fund, IEU	136,736	$11,273,900

Specialty Chemicals - 4.0%
Axalta Coating Systems Ltd. (a)	239,967	$7,390,983
Ferro Corp. (a)	462,530	9,893,517
Ferroglobe PLC (a)	278,168	4,495,195
RPM International, Inc.	210,205	10,461,903
Univar, Inc. (a)	477,552	13,758,273

		$45,999,871
Specialty Stores - 0.6%
Michaels Co., Inc. (a)	279,250	$6,425,543
Total Common Stocks (Identified Cost, $880,621,475)		$1,112,454,981

Investment Companies (h) - 3.0%
Money Market Funds - 3.0%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $34,101,745)	34,106,791	$34,103,380

Collateral for Securities Loaned - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.37% (j) (Identified Cost, $12,230,182)	12,230,182	$12,230,182

Other Assets, Less Liabilities - (1.6)%		(18,555,619)
Net Assets - 100.0%		$1,140,232,924

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $34,103,380 and $1,124,685,163, respectively.

9

Portfolio of Investments (unaudited) – continued

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $12,217,575 of securities on loan (identified cost, $892,851,657)	$1,124,685,163
Investments in affiliated issuers, at value (identified cost, $34,101,745)	34,103,380
Cash	21,366
Receivables for
Investments sold	742,079
Fund shares sold	1,234,669
Interest and dividends	548,828
Other assets	4,700
Total assets	$1,161,340,185
Liabilities
Payables for
Investments purchased	$5,590,614
Fund shares reacquired	2,860,986
Collateral for securities loaned, at value	12,230,182
Payable to affiliates
Investment adviser	56,550
Shareholder servicing costs	310,364
Distribution and service fees	10,474
Program manager fee	24
Payable for independent Trustees’ compensation	2,042
Accrued expenses and other liabilities	46,025
Total liabilities	$21,107,261
Net assets	$1,140,232,924
Net assets consist of
Paid-in capital	$817,549,405
Unrealized appreciation (depreciation)	231,838,858
Accumulated net realized gain (loss)	94,717,347
Accumulated net investment loss	(3,872,686)
Net assets	$1,140,232,924
Shares of beneficial interest outstanding	39,920,932

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$409,765,444	14,691,376	$27.89
Class B	20,618,921	913,095	22.58
Class C	79,311,674	3,504,826	22.63
Class I	116,601,942	3,784,973	30.81
Class R1	4,582,226	204,442	22.41
Class R2	30,412,118	1,158,317	26.26
Class R3	42,937,323	1,541,354	27.86
Class R4	9,570,800	326,437	29.32
Class R6	417,612,965	13,450,786	31.05
Class 529A	6,772,292	251,234	26.96
Class 529B	351,553	16,151	21.77
Class 529C	1,695,666	77,941	21.76

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $29.59 [100 / 94.25 x $27.89] and $28.60 [100 / 94.25 x $26.96], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,605,489
Income on securities loaned	515,528
Dividends from affiliated issuers	191,902
Foreign taxes withheld	(39,227)
Total investment income	$3,273,692
Expenses
Management fee	$5,118,605
Distribution and service fees	1,162,594
Shareholder servicing costs	605,213
Program manager fees	3,231
Administrative services fee	91,800
Independent Trustees’ compensation	12,382
Custodian fee	33,455
Shareholder communications	47,388
Audit and tax fees	29,150
Legal fees	6,162
Miscellaneous	99,018
Total expenses	$7,208,998
Reduction of expenses by investment adviser and distributor	(64,694)
Net expenses	$7,144,304
Net investment income (loss)	$(3,870,612)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$140,981,833
Affiliated issuers	(3,270)
Foreign currency	(5,385)
Net realized gain (loss)	$140,973,178
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$7,184,725
Affiliated issuers	(708)
Translation of assets and liabilities in foreign currencies	5,027
Net unrealized gain (loss)	$7,189,044
Net realized and unrealized gain (loss)	$148,162,222
Change in net assets from operations	$144,291,610

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$(3,870,612)	$(7,026,746)
Net realized gain (loss)	140,973,178	100,786,912
Net unrealized gain (loss)	7,189,044	71,433,498
Change in net assets from operations	$144,291,610	$165,193,664
Distributions declared to shareholders
From net realized gain	$(110,787,326)	$(25,588,520)
Change in net assets from fund share transactions	$(43,775,658)	$(118,490,984)
Total change in net assets	$(10,271,374)	$21,114,160
Net assets
At beginning of period	1,150,504,298	1,129,390,138
At end of period (including accumulated net investment loss of $3,872,686 and $2,074, respectively)	$1,140,232,924	$1,150,504,298

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$27.27		$24.11		$23.69	$25.49	$25.86	$20.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.18	)(c)	$(0.11)	$(0.20)	$(0.22)	$(0.14)
Net realized and unrealized gain (loss)	3.54		3.92		0.53	0.22	2.30	5.83
Total from investment operations	$3.43		$3.74		$0.42	$0.02	$2.08	$5.69
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$27.89		$27.27		$24.11	$23.69	$25.49	$25.86
Total return (%) (r)(s)(t)(x)	13.05	(n)	15.83	(c)	1.77	0.47	8.01	28.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.35	(c)	1.36	1.36	1.33	1.35
Expenses after expense reductions (f)	1.32	(a)	1.33	(c)	1.34	1.31	1.27	1.31
Net investment income (loss)	(0.75	)(a)	(0.70	)(c)	(0.50)	(0.81)	(0.83)	(0.59)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$409,765		$394,878		$400,997	$457,437	$620,802	$866,006

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$22.65		$20.27		$20.07	$22.04	$22.83	$17.94
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)		$(0.30	)(c)	$(0.24)	$(0.32)	$(0.36)	$(0.27)
Net realized and unrealized gain (loss)	2.91		3.26		0.44	0.17	2.02	5.16
Total from investment operations	$2.74		$2.96		$0.20	$(0.15)	$1.66	$4.89
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$22.58		$22.65		$20.27	$20.07	$22.04	$22.83
Total return (%) (r)(s)(t)(x)	12.65	(n)	14.97	(c)	1.00	(0.27)	7.18	27.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.10	(c)	2.11	2.11	2.08	2.10
Expenses after expense reductions (f)	2.07	(a)	2.08	(c)	2.09	2.06	2.02	2.06
Net investment income (loss)	(1.51	)(a)	(1.45	)(c)	(1.26)	(1.57)	(1.58)	(1.34)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$20,619		$20,143		$22,906	$27,455	$34,971	$37,952

	Six months ended 2/28/18		Year ended
Class C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$22.70		$20.31		$20.11	$22.08	$22.86	$17.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)		$(0.31	)(c)	$(0.24)	$(0.32)	$(0.36)	$(0.27)
Net realized and unrealized gain (loss)	2.91		3.28		0.44	0.17	2.03	5.17
Total from investment operations	$2.74		$2.97		$0.20	$(0.15)	$1.67	$4.90
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$22.63		$22.70		$20.31	$20.11	$22.08	$22.86
Total return (%) (r)(s)(t)(x)	12.62	(n)	14.99	(c)	0.99	(0.28)	7.22	27.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.10	(c)	2.11	2.11	2.08	2.10
Expenses after expense reductions (f)	2.07	(a)	2.09	(c)	2.09	2.06	2.02	2.06
Net investment income (loss)	(1.51	)(a)	(1.45	)(c)	(1.27)	(1.57)	(1.59)	(1.35)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$79,312		$76,724		$85,370	$105,686	$141,293	$136,913

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$29.81		$26.24		$25.72	$27.44	$27.61	$21.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.12	)(c)	$(0.07)	$(0.14)	$(0.17)	$(0.09)
Net realized and unrealized gain (loss)	3.89		4.27		0.59	0.24	2.45	6.22
Total from investment operations	$3.81		$4.15		$0.52	$0.10	$2.28	$6.13
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$30.81		$29.81		$26.24	$25.72	$27.44	$27.61
Total return (%) (r)(s)(t)(x)	13.22	(n)	16.12	(c)	2.02	0.74	8.25	28.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.10	(c)	1.12	1.11	1.08	1.10
Expenses after expense reductions (f)	1.07	(a)	1.09	(c)	1.09	1.06	1.02	1.06
Net investment income (loss)	(0.51	)(a)	(0.45	)(c)	(0.30)	(0.55)	(0.59)	(0.36)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$116,602		$106,459		$101,635	$166,513	$483,893	$368,806

	Six months ended 2/28/18		Year ended
Class R1			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$22.50		$20.15		$19.94	$21.91	$22.71	$17.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)		$(0.30	)(c)	$(0.23)	$(0.32)	$(0.36)	$(0.27)
Net realized and unrealized gain (loss)	2.89		3.23		0.44	0.17	2.01	5.14
Total from investment operations	$2.72		$2.93		$0.21	$(0.15)	$1.65	$4.87
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$22.41		$22.50		$20.15	$19.94	$21.91	$22.71
Total return (%) (r)(s)(t)(x)	12.64	(n)	14.91	(c)	1.05	(0.28)	7.17	27.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.10	(c)	2.11	2.11	2.08	2.10
Expenses after expense reductions (f)	2.07	(a)	2.09	(c)	2.09	2.06	2.02	2.06
Net investment income (loss)	(1.51	)(a)	(1.45	)(c)	(1.26)	(1.57)	(1.59)	(1.34)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$4,582		$4,377		$5,647	$6,573	$8,490	$8,972

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$25.85		$22.95		$22.60	$24.46	$24.97	$19.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)		$(0.23	)(c)	$(0.17)	$(0.25)	$(0.27)	$(0.19)
Net realized and unrealized gain (loss)	3.35		3.71		0.52	0.21	2.21	5.64
Total from investment operations	$3.22		$3.48		$0.35	$(0.04)	$1.94	$5.45
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$26.26		$25.85		$22.95	$22.60	$24.46	$24.97
Total return (%) (r)(s)(t)(x)	12.96	(n)	15.50	(c)	1.55	0.23	7.72	27.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.60	(c)	1.62	1.61	1.58	1.60
Expenses after expense reductions (f)	1.57	(a)	1.59	(c)	1.59	1.56	1.52	1.56
Net investment income (loss)	(1.01	)(a)	(0.95	)(c)	(0.82)	(1.07)	(1.09)	(0.85)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$30,412		$29,130		$35,890	$57,077	$66,923	$60,501

	Six months ended 2/28/18		Year ended
Class R3			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$27.24		$24.09		$23.67	$25.47	$25.84	$20.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.17	)(c)	$(0.12)	$(0.20)	$(0.22)	$(0.14)
Net realized and unrealized gain (loss)	3.54		3.90		0.54	0.22	2.30	5.83
Total from investment operations	$3.43		$3.73		$0.42	$0.02	$2.08	$5.69
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$27.86		$27.24		$24.09	$23.67	$25.47	$25.84
Total return (%) (r)(s)(t)(x)	13.07	(n)	15.81	(c)	1.77	0.47	8.02	28.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.35	(c)	1.37	1.36	1.33	1.35
Expenses after expense reductions (f)	1.32	(a)	1.34	(c)	1.34	1.31	1.27	1.31
Net investment income (loss)	(0.76	)(a)	(0.70	)(c)	(0.55)	(0.82)	(0.84)	(0.60)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$42,937		$42,346		$57,593	$89,659	$150,359	$110,562

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$28.48		$25.09		$24.60	$26.33	$26.57	$20.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.12	)(c)	$(0.07)	$(0.14)	$(0.16)	$(0.08)
Net realized and unrealized gain (loss)	3.72		4.09		0.56	0.23	2.37	5.98
Total from investment operations	$3.65		$3.97		$0.49	$0.09	$2.21	$5.90
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$29.32		$28.48		$25.09	$24.60	$26.33	$26.57
Total return (%) (r)(s)(t)(x)	13.29	(n)	16.14	(c)	1.99	0.73	8.31	28.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.10	(c)	1.12	1.11	1.08	1.10
Expenses after expense reductions (f)	1.07	(a)	1.09	(c)	1.09	1.06	1.02	1.06
Net investment income (loss)	(0.49	)(a)	(0.45	)(c)	(0.32)	(0.57)	(0.59)	(0.35)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$9,571		$83,186		$91,974	$142,857	$229,964	$197,884

	Six months ended 2/28/18		Year ended
Class R6			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$30.01		$26.38		$25.83	$27.52	$27.64	$21.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.09	)(c)	$(0.03)	$(0.12)	$(0.13)	$(0.06)
Net realized and unrealized gain (loss)	3.91		4.30		0.58	0.25	2.46	6.22
Total from investment operations	$3.85		$4.21		$0.55	$0.13	$2.33	$6.16
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$31.05		$30.01		$26.38	$25.83	$27.52	$27.64
Total return (%) (r)(s)(t)(x)	13.27	(n)	16.26	(c)	2.13	0.85	8.43	28.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.98	(c)	0.99	0.98	0.97	0.99
Expenses after expense reductions (f)	0.96	(a)	0.97	(c)	0.97	0.93	0.91	0.96
Net investment income (loss)	(0.40	)(a)	(0.34	)(c)	(0.11)	(0.44)	(0.48)	(0.24)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$417,613		$385,440		$320,645	$313,080	$319,139	$244,655

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$26.45		$23.41		$23.01	$24.82	$25.25	$19.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.18	)(c)	$(0.11)	$(0.20)	$(0.22)	$(0.14)
Net realized and unrealized gain (loss)	3.43		3.80		0.51	0.21	2.24	5.69
Total from investment operations	$3.32		$3.62		$0.40	$0.01	$2.02	$5.55
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$26.96		$26.45		$23.41	$23.01	$24.82	$25.25
Total return (%) (r)(s)(t)(x)	13.04	(n)	15.80	(c)	1.74	0.44	7.97	28.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.45	(c)	1.46	1.46	1.43	1.45
Expenses after expense reductions (f)	1.35	(a)	1.37	(c)	1.37	1.34	1.30	1.34
Net investment income (loss)	(0.78	)(a)	(0.73	)(c)	(0.50)	(0.85)	(0.86)	(0.62)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$6,772		$5,902		$5,075	$5,149	$5,150	$4,519

	Six months ended 2/28/18		Year ended
Class 529B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$21.93		$19.66		$19.47	$21.44	$22.27	$17.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)		$(0.30	)(c)	$(0.23)	$(0.32)	$(0.36)	$(0.28)
Net realized and unrealized gain (loss)	2.82		3.15		0.42	0.17	1.98	5.04
Total from investment operations	$2.65		$2.85		$0.19	$(0.15)	$1.62	$4.76
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$21.77		$21.93		$19.66	$19.47	$21.44	$22.27
Total return (%) (r)(s)(t)(x)	12.65	(n)	14.87	(c)	0.98	(0.28)	7.18	27.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.20	(c)	2.21	2.21	2.18	2.20
Expenses after expense reductions (f)	2.12	(a)	2.13	(c)	2.12	2.09	2.06	2.10
Net investment income (loss)	(1.55	)(a)	(1.49	)(c)	(1.28)	(1.60)	(1.62)	(1.39)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$352		$325		$306	$341	$348	$300

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$21.93		$19.65		$19.46	$21.44	$22.28	$17.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)		$(0.31	)(c)	$(0.23)	$(0.33)	$(0.36)	$(0.28)
Net realized and unrealized gain (loss)	2.81		3.17		0.42	0.17	1.97	5.04
Total from investment operations	$2.64		$2.86		$0.19	$(0.16)	$1.61	$4.76
Less distributions declared to shareholders
From net realized gain	$(2.81)		$(0.58)		$—	$(1.82)	$(2.45)	$—
Net asset value, end of period (x)	$21.76		$21.93		$19.65	$19.46	$21.44	$22.28
Total return (%) (r)(s)(t)(x)	12.61	(n)	14.93	(c)	0.98	(0.34)	7.13	27.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.20	(c)	2.21	2.21	2.18	2.20
Expenses after expense reductions (f)	2.12	(a)	2.13	(c)	2.14	2.11	2.07	2.11
Net investment income (loss)	(1.56	)(a)	(1.50	)(c)	(1.28)	(1.62)	(1.63)	(1.39)
Portfolio turnover	57	(n)	53		49	56	98	96
Net assets at end of period (000 omitted)	$1,696		$1,595		$1,351	$1,383	$1,223	$1,454

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

22

Notes to Financial Statements (unaudited) – continued

values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets.

Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

23

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Financial Instruments
Equity Securities:
United States	$1,015,712,879	$—	$—	$1,015,712,879
Canada	30,756,757	—	—	30,756,757
Israel	19,023,787	—	—	19,023,787
India	12,698,775	—	—	12,698,775
Netherlands	10,238,268	—	—	10,238,268
United Kingdom	—	10,204,832	—	10,204,832
China	9,707,368	—	—	9,707,368
Greece	4,112,315	—	—	4,112,315
Mutual Funds	46,333,562	—	—	46,333,562
Total	$1,148,583,711	$10,204,832	$—	$1,158,788,543

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $10,204,832 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans

24

Notes to Financial Statements (unaudited) – continued

collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $12,217,575. The fair value of the fund’s investment securities on loan and a related liability of $12,230,182 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

25

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Long-term capital gains	$25,588,520

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$928,296,425
Gross appreciation	285,785,276
Gross depreciation	(55,293,158)
Net unrealized appreciation (depreciation)	$230,492,118

As of 8/31/17
Undistributed ordinary income	24,502,943
Undistributed long-term capital gain	41,371,575
Other temporary differences	(3,384)
Net unrealized appreciation (depreciation)	223,308,101

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

26

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/18	Year ended 8/31/17
Class A	$37,646,733	$9,172,597
Class B	2,381,568	584,795
Class C	9,115,914	2,281,782
Class I	10,159,237	2,526,174
Class R1	533,248	140,626
Class R2	3,004,285	824,816
Class R3	4,128,606	1,269,935
Class R4	7,995,727	1,800,361
Class R6	34,950,101	6,811,530
Class 529A	634,438	128,020
Class 529B	39,739	8,528
Class 529C	197,730	39,356
Total	$110,787,326	$25,588,520

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $49,657, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $57,095 and $1,972 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$498,541
Class B	0.75%	0.25%	1.00%	0.99%	102,684
Class C	0.75%	0.25%	1.00%	1.00%	392,905
Class R1	0.75%	0.25%	1.00%	1.00%	22,796
Class R2	0.25%	0.25%	0.50%	0.50%	74,274
Class R3	—	0.25%	0.25%	0.25%	53,383
Class 529A	—	0.25%	0.25%	0.23%	7,972
Class 529B	0.75%	0.25%	1.00%	0.99%	1,700
Class 529C	0.75%	0.25%	1.00%	1.00%	8,339
Total Distribution and Service Fees					$1,162,594

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $12,411, $431, $158, $3, $83, $776, $14, and $26 for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent

28

Notes to Financial Statements (unaudited) – continued

deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$5,737
Class B	24,840
Class C	3,561
Class 529B	—
Class 529C	33

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. For the period from September 1, 2017 through December 10, 2017, the fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement terminated on December 10, 2017. For the period from September 1, 2017 through December 10, 2017, this waiver amounted to $1,135 and is included in the reduction of total expenses in the Statement of Operations. Effective December 11, 2017, the fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2018, were as follows:

	Fee	Waiver
Class 529A	$2,453	$859
Class 529B	132	47
Class 529C	646	229
Total Program Manager Fees and Waivers	$3,231	$1,135

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $106,354, which equated to 0.0184% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $498,859.

29

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $329 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,850 at February 28, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $964 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 20, 2017, MFS purchased 206 shares of Class I for an aggregate amount of $6,234.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

30

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $317,536,037 and $480,522,673, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,136,856	$31,866,684	2,341,848	$59,001,136
Class B	42,342	975,687	102,320	2,162,726
Class C	166,841	3,829,140	356,395	7,440,681
Class I	602,282	18,507,812	3,690,354	100,156,404
Class R1	13,785	316,826	34,848	720,340
Class R2	136,527	3,622,314	206,742	4,917,124
Class R3	136,538	3,846,709	479,936	12,115,693
Class R4	202,871	5,946,059	812,147	21,286,173
Class R6	1,147,120	35,542,338	2,895,945	83,215,903
Class 529A	20,901	567,626	35,478	853,424
Class 529B	992	21,815	1,504	30,113
Class 529C	2,089	46,643	8,513	172,895
	3,609,144	$105,089,653	10,966,030	$292,072,612

Shares issued to shareholders in reinvestment of distributions
Class A	1,371,460	$36,549,397	349,553	$8,459,180
Class B	104,219	2,252,175	26,112	527,716
Class C	375,674	8,137,106	93,965	1,902,799
Class I	300,810	8,849,833	77,460	2,044,932
Class R1	24,860	533,248	7,003	140,626
Class R2	106,349	2,669,351	32,149	738,792
Class R3	155,094	4,128,606	52,542	1,269,935
Class R4	285,766	7,995,727	71,379	1,800,181
Class R6	1,114,183	33,035,531	240,953	6,399,723
Class 529A	24,629	634,438	5,455	128,020
Class 529B	1,907	39,739	436	8,528
Class 529C	9,493	197,730	2,011	39,356
	3,874,444	$105,022,881	959,018	$23,459,788

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,297,349)	$(64,771,541)	(4,841,795)	$(120,972,086)
Class B	(122,670)	(2,823,983)	(369,005)	(7,673,676)
Class C	(418,272)	(9,630,060)	(1,272,779)	(26,705,841)
Class I	(689,014)	(21,307,278)	(4,069,947)	(114,653,455)
Class R1	(28,690)	(661,584)	(127,668)	(2,645,579)
Class R2	(211,284)	(5,620,197)	(676,252)	(16,145,795)
Class R3	(304,876)	(8,545,543)	(1,368,848)	(34,380,875)
Class R4	(3,083,529)	(88,443,943)	(1,627,560)	(42,350,702)
Class R6	(1,654,526)	(51,429,568)	(2,446,162)	(67,477,778)
Class 529A	(17,471)	(474,771)	(34,529)	(833,352)
Class 529B	(1,578)	(36,550)	(2,691)	(53,331)
Class 529C	(6,411)	(143,174)	(6,491)	(130,914)
	(8,835,670)	$(253,888,192)	(16,843,727)	$(434,023,384)

Net change
Class A	210,967	$3,644,540	(2,150,394)	$(53,511,770)
Class B	23,891	403,879	(240,573)	(4,983,234)
Class C	124,243	2,336,186	(822,419)	(17,362,361)
Class I	214,078	6,050,367	(302,133)	(12,452,119)
Class R1	9,955	188,490	(85,817)	(1,784,613)
Class R2	31,592	671,468	(437,361)	(10,489,879)
Class R3	(13,244)	(570,228)	(836,370)	(20,995,247)
Class R4	(2,594,892)	(74,502,157)	(744,034)	(19,264,348)
Class R6	606,777	17,148,301	690,736	22,137,848
Class 529A	28,059	727,293	6,404	148,092
Class 529B	1,321	25,004	(751)	(14,690)
Class 529C	5,171	101,199	4,033	81,337
	(1,352,082)	$(43,775,658)	(4,918,679)	$(118,490,984)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 9%, 8%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

32

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $3,628 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		23,454,525	246,017,402	(235,365,136)	34,106,791

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,270)	$(708)	$—	$191,902	$34,103,380

(8) Subsequent Event

The Board of Trustees of the fund has approved the termination of Class 529A, Class 529B, and Class 529C shares of the fund on or before April 27, 2018.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

34

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® Research International Fund

RIF-SEM

MFS® Research International Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.0%
Roche Holding AG	2.3%
Bayer AG	2.3%
Schneider Electric S.A.	2.0%
UBS AG	2.0%
AIA Group Ltd.	1.9%
BNP Paribas	1.8%
Linde AG	1.8%
Novo Nordisk A.S., “B”	1.7%
Akzo Nobel N.V.	1.7%

Global equity sectors
Financial Services	25.1%
Capital Goods	24.5%
Technology	10.0%
Health Care	9.4%
Consumer Staples	8.9%
Consumer Cyclicals	8.7%
Energy	8.1%
Telecommunications/Cable Television	4.1%

Issuer country weightings (x)
Japan	18.3%
Switzerland	13.0%
United Kingdom	11.2%
France	8.7%
Germany	8.7%
United States	6.6%
Australia	3.8%
Hong Kong	3.6%
Spain	3.0%
Other Countries	23.1%

Currency exposure weightings (y)
Euro	29.8%
Japanese Yen	18.3%
Swiss Franc	13.0%
British Pound Sterling	11.7%
United States Dollar	7.6%
Hong Kong Dollar	4.3%
Australian Dollar	3.8%
Danish Krone	2.5%
Canadian Dollar	1.8%
Other Currencies	7.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	1.08%	$1,000.00	$1,075.14	$5.56
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
B	Actual	1.83%	$1,000.00	$1,071.01	$9.40
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
C	Actual	1.83%	$1,000.00	$1,070.86	$9.40
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
I	Actual	0.83%	$1,000.00	$1,075.90	$4.27
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
R1	Actual	1.83%	$1,000.00	$1,070.64	$9.40
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
R2	Actual	1.33%	$1,000.00	$1,072.99	$6.84
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
R3	Actual	1.08%	$1,000.00	$1,074.80	$5.56
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
R4	Actual	0.83%	$1,000.00	$1,075.69	$4.27
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
R6	Actual	0.73%	$1,000.00	$1,076.29	$3.76
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
529A	Actual	1.11%	$1,000.00	$1,074.61	$5.71
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
529B	Actual	1.88%	$1,000.00	$1,070.73	$9.65
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
529C	Actual	1.87%	$1,000.00	$1,070.32	$9.60
	Hypothetical (h)	1.87%	$1,000.00	$1,015.52	$9.35

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)
Airlines - 1.0%
Aena S.A.	216,834	$44,102,954
Malaysia Airports Holdings Berhad	15,702,600	34,876,849

		$78,979,803
Alcoholic Beverages - 0.5%
AmBev S.A., ADR	6,065,904	$40,944,852

Apparel Manufacturers - 1.4%
LVMH Moet Hennessy Louis Vuitton SE	373,108	$111,476,241

Automotive - 3.5%
GKN PLC	16,096,024	$97,013,792
Koito Manufacturing Co. Ltd.	1,384,800	95,563,588
USS Co. Ltd.	4,564,600	93,988,046

		$286,565,426
Broadcasting - 1.0%
WPP PLC	4,337,503	$82,845,773

Brokerage & Asset Managers - 0.6%
TMX Group Ltd.	883,687	$52,827,018

Business Services - 2.5%
Cerved Information Solutions S.p.A.	1,893,960	$24,391,198
Cognizant Technology Solutions Corp., “A”	1,589,911	130,404,500
Nomura Research Institute Ltd.	1,240,900	55,622,818

		$210,418,516
Chemicals - 0.5%
Orica Ltd.	2,583,757	$37,236,817

Computer Software - 0.6%
Check Point Software Technologies Ltd. (a)	457,375	$47,516,689

Computer Software - Systems - 2.3%
Amadeus IT Group S.A.	1,151,488	$84,513,197
EPAM Systems, Inc. (a)	573,465	64,870,361
Hitachi Ltd.	5,615,000	42,596,026

		$191,979,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 2.2%
Techtronic Industries Co. Ltd.	12,643,500	$78,377,310
Toto Ltd.	1,973,400	103,467,712

		$181,845,022
Consumer Products - 2.8%
L’Oréal	475,303	$102,440,075
Reckitt Benckiser Group PLC	1,571,442	124,588,917

		$227,028,992
Consumer Services - 0.3%
Ctrip.com International Ltd., ADR (a)	602,988	$27,725,388

Containers - 1.0%
Brambles Ltd.	11,578,020	$85,983,609

Electrical Equipment - 2.7%
Legrand S.A.	793,724	$62,196,837
Schneider Electric S.A. (a)	1,899,232	164,501,687

		$226,698,524
Electronics - 2.6%
Broadcom Corp.	116,069	$28,606,366
Mellanox Technologies Ltd. (a)	578,682	39,813,321
Samsung Electronics Co. Ltd.	11,997	26,001,334
Silicon Motion Technology Corp., ADR	526,200	24,662,994
Taiwan Semiconductor Manufacturing Co. Ltd.	11,175,326	91,779,263

		$210,863,278
Energy - Independent - 1.6%
Cairn Energy PLC (a)	10,082,986	$25,760,126
Caltex Australia Ltd.	1,902,157	51,593,158
Oil Search Ltd.	8,716,333	50,712,503

		$128,065,787
Energy - Integrated - 2.7%
BP PLC	15,844,844	$102,781,585
Eni S.p.A.	4,099,405	68,241,871
Galp Energia SGPS S.A., “B”	3,098,549	55,994,655

		$227,018,111
Food & Beverages - 4.6%
Danone S.A.	1,673,518	$133,520,393
Nestle S.A.	3,088,374	245,835,035

		$379,355,428

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - 1.6%
Booker Group PLC	15,738,798	$49,006,397
Sundrug Co. Ltd.	1,828,900	84,167,491

		$133,173,888
Gaming & Lodging - 0.5%
Paddy Power Betfair PLC	384,757	$44,526,605

General Merchandise - 0.1%
Dollarama, Inc.	75,047	$8,734,624

Insurance - 5.7%
AIA Group Ltd.	18,983,200	$157,625,831
Aon PLC	550,142	77,195,925
Hiscox Ltd.	3,580,007	68,270,373
Swiss Re Ltd.	602,807	61,595,590
Zurich Insurance Group AG	316,559	104,436,901

		$469,124,620
Internet - 1.5%
Alibaba Group Holding Ltd., ADR (a)	208,500	$38,810,190
NAVER Corp.	83,995	61,957,349
Scout24 AG	589,027	25,918,912

		$126,686,451
Machinery & Tools - 5.4%
Daikin Industries Ltd.	1,030,800	$121,189,821
GEA Group AG	1,845,461	87,694,475
Kubota Corp.	6,189,400	111,976,250
Ritchie Bros. Auctioneers, Inc.	1,207,418	39,143,227
Schindler Holding AG	369,312	86,514,810

		$446,518,583
Major Banks - 7.8%
Barclays PLC	36,699,274	$107,709,256
BNP Paribas	1,890,242	149,459,959
Erste Group Bank AG	1,889,329	95,956,194
Mitsubishi UFJ Financial Group, Inc.	17,725,300	125,173,172
UBS AG	8,599,123	163,033,709

		$641,332,290
Medical & Health Technology & Services - 0.4%
Sonic Healthcare Ltd.	1,934,319	$36,668,144

Medical Equipment - 1.2%
Terumo Corp.	1,820,300	$98,440,705

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 1.3%
Rio Tinto Ltd.	1,986,746	$106,418,526

Natural Gas - Distribution - 0.7%
China Resources Gas Group Ltd.	16,256,000	$54,583,383

Natural Gas - Pipeline - 1.2%
APA Group	7,595,145	$47,015,100
APA Group (a)	444,802	2,680,841
Enbridge, Inc.	1,495,891	47,574,277

		$97,270,218
Network & Telecom - 0.5%
LM Ericsson Telephone Co., “B”	6,350,758	$42,459,580

Oil Services - 0.5%
Schlumberger Ltd.	664,168	$43,595,988

Other Banks & Diversified Financials - 8.7%
Aeon Credit Service Co. Ltd.	3,926,500	$91,078,675
AIB Group PLC	10,426,331	68,688,680
DnB NOR A.S.A.	2,732,872	53,646,473
HDFC Bank Ltd.	2,166,630	63,196,278
Intesa Sanpaolo S.p.A.	29,787,875	111,870,756
Julius Baer Group Ltd.	1,451,345	93,857,090
Jyske Bank A.S.	1,115,983	65,744,863
KBC Groep N.V.	1,167,522	109,804,314
Mastercard, Inc., “A”	346,423	60,887,306

		$718,774,435
Pharmaceuticals - 7.7%
Bayer AG	1,628,559	$190,971,284
Novo Nordisk A.S., “B”	2,798,361	144,264,749
Roche Holding AG	834,393	193,469,578
Santen Pharmaceutical Co. Ltd.	6,981,300	111,521,672

		$640,227,283
Printing & Publishing - 1.2%
RELX N.V.	4,867,338	$99,696,475

Real Estate - 2.4%
Grand City Properties S.A.	3,611,577	$80,940,510
LEG Immobilien AG	1,104,462	115,069,965

		$196,010,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 0.4%
Yum China Holdings, Inc.	838,147	$36,308,528

Specialty Chemicals - 7.2%
Akzo Nobel N.V.	1,414,157	$136,978,401
Croda International PLC	1,685,019	106,694,573
Linde AG (a)	652,339	146,715,631
Nitto Denko Corp.	575,800	47,433,860
Sika AG	10,468	86,074,055
Symrise AG	858,676	69,809,692

		$593,706,212
Specialty Stores - 1.1%
Dufry AG (a)	274,568	$39,354,194
Just Eat PLC (a)	4,361,694	52,342,081

		$91,696,275
Telecommunications - Wireless - 3.7%
Advanced Info Service PLC	8,658,300	$54,476,402
Cellnex Telecom S.A.U.	2,725,322	69,917,417
KDDI Corp.	3,754,600	92,231,375
SoftBank Corp.	1,077,300	88,880,337

		$305,505,531
Telephone Services - 0.4%
Com Hem Holding AB	2,043,818	$33,701,917

Tobacco - 1.1%
Japan Tobacco, Inc.	3,190,800	$90,929,846

Trucking - 0.7%
Yamato Holdings Co. Ltd.	2,463,300	$61,406,446

Utilities - Electric Power - 1.4%
CLP Holdings Ltd.	6,608,000	$66,595,293
Iberdrola S.A.	6,982,220	51,412,131

		$118,007,424
Total Common Stocks (Identified Cost, $6,901,525,673)		$8,170,879,310

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $110,548,948)	110,557,124	$110,546,068

Other Assets, Less Liabilities - (0.1)%		(10,503,658)
Net Assets - 100.0%		$8,270,921,720

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $110,546,068 and $8,170,879,310, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $6,901,525,673)	$8,170,879,310
Investments in affiliated issuers, at value (identified cost, $110,548,948)	110,546,068
Foreign currency, at value (identified cost, $281,231)	281,862
Receivables for
Investments sold	10,231,629
Fund shares sold	14,283,422
Interest and dividends	24,002,909
Other assets	27,119
Total assets	$8,330,252,319
Liabilities
Payables for
Investments purchased	$50,241,744
Fund shares reacquired	6,617,008
Payable to affiliates
Investment adviser	319,233
Shareholder servicing costs	546,333
Distribution and service fees	17,514
Program manager fee	46
Payable for independent Trustees’ compensation	788
Deferred country tax expense payable	1,173,777
Accrued expenses and other liabilities	414,156
Total liabilities	$59,330,599
Net assets	$8,270,921,720
Net assets consist of
Paid-in capital	$7,271,954,636
Unrealized appreciation (depreciation) (net of $1,173,777 deferred country tax)	1,269,007,512
Accumulated net realized gain (loss)	(278,079,773)
Undistributed net investment income	8,039,345
Net assets	$8,270,921,720
Shares of beneficial interest outstanding	429,449,055

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$699,180,505	36,194,194	$19.32
Class B	5,753,065	308,223	18.67
Class C	46,970,344	2,583,888	18.18
Class I	743,242,673	37,214,812	19.97
Class R1	2,176,266	121,560	17.90
Class R2	161,114,973	8,627,920	18.67
Class R3	88,075,801	4,607,383	19.12
Class R4	64,448,432	3,331,581	19.34
Class R6	6,443,651,026	335,580,596	19.20
Class 529A	11,836,648	624,642	18.95
Class 529B	378,197	21,116	17.91
Class 529C	4,093,790	233,140	17.56

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $20.50 [100 / 94.25 x $19.32] and $20.11 [100 / 94.25 x $18.95], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$43,083,663
Dividends from affiliated issuers	568,623
Income on securities loaned	152,353
Interest	202
Foreign taxes withheld	(3,846,948)
Total investment income	$39,957,893
Expenses
Management fee	$27,617,115
Distribution and service fees	1,666,967
Shareholder servicing costs	1,312,389
Program manager fees	6,043
Administrative services fee	309,131
Independent Trustees’ compensation	46,400
Custodian fee	530,126
Shareholder communications	165,777
Audit and tax fees	37,114
Legal fees	36,861
Miscellaneous	179,840
Total expenses	$31,907,763
Reduction of expenses by investment adviser and distributor	(347,803)
Net expenses	$31,559,960
Net investment income (loss)	$8,397,933
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$130,808,023
Affiliated issuers	2,771
Foreign currency	382,036
Net realized gain (loss)	$131,192,830
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $448,600 increase in deferred country tax)	$428,880,989
Affiliated issuers	(2,578)
Translation of assets and liabilities in foreign currencies	161,068
Net unrealized gain (loss)	$429,039,479
Net realized and unrealized gain (loss)	$560,232,309
Change in net assets from operations	$568,630,242

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$8,397,933	$111,047,852
Net realized gain (loss)	131,192,830	147,136,723
Net unrealized gain (loss)	429,039,479	806,246,044
Change in net assets from operations	$568,630,242	$1,064,430,619
Distributions declared to shareholders
From net investment income	$(107,400,473)	$(123,095,420)
Change in net assets from fund share transactions	$428,523,386	$1,950,464
Total change in net assets	$889,753,155	$943,285,663
Net assets
At beginning of period	7,381,168,565	6,437,882,902
At end of period (including undistributed net investment income of $8,039,345 and $107,041,885, respectively)	$8,270,921,720	$7,381,168,565

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$18.16		$15.83		$16.34	$18.06	$16.25	$14.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.20	(c)	$0.25	$0.26	$0.40	$0.26
Net realized and unrealized gain (loss)	1.37		2.39		(0.50)	(1.60)	1.64	2.01
Total from investment operations	$1.36		$2.59		$(0.25)	$(1.34)	$2.04	$2.27
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.26)		$(0.26)	$(0.38)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$19.32		$18.16		$15.83	$16.34	$18.06	$16.25
Total return (%) (r)(s)(t)(x)	7.51	(n)	16.66	(c)	(1.50)	(7.44)	12.60	16.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.12	(c)	1.14	1.13	1.13	1.18
Expenses after expense reductions (f)	1.08	(a)	1.10	(c)	1.11	1.09	1.11	1.18
Net investment income (loss)	(0.05	)(a)(l)	1.25	(c)	1.62	1.53	2.24	1.65
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$699,181		$693,538		$971,630	$1,178,013	$1,184,927	$1,108,795

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$17.48		$15.21		$15.65	$17.26	$15.52	$13.59
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.10	(c)	$0.12	$0.12	$0.25	$0.12
Net realized and unrealized gain (loss)	1.31		2.28		(0.47)	(1.52)	1.57	1.94
Total from investment operations	$1.24		$2.38		$(0.35)	$(1.40)	$1.82	$2.06
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.11)		$(0.09)	$(0.21)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$18.67		$17.48		$15.21	$15.65	$17.26	$15.52
Total return (%) (r)(s)(t)(x)	7.10	(n)	15.77	(c)	(2.20)	(8.15)	11.77	15.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.87	(c)	1.89	1.88	1.88	1.93
Expenses after expense reductions (f)	1.83	(a)	1.85	(c)	1.86	1.84	1.86	1.93
Net investment income (loss)	(0.80	)(a)(l)	0.61	(c)	0.82	0.70	1.46	0.83
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$5,753		$6,228		$7,967	$11,228	$16,932	$19,751

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$17.03		$14.85		$15.31	$16.93	$15.26	$13.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.10	(c)	$0.12	$0.12	$0.25	$0.13
Net realized and unrealized gain (loss)	1.28		2.21		(0.45)	(1.50)	1.54	1.90
Total from investment operations	$1.21		$2.31		$(0.33)	$(1.38)	$1.79	$2.03
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.13)		$(0.13)	$(0.24)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$18.18		$17.03		$14.85	$15.31	$16.93	$15.26
Total return (%) (r)(s)(t)(x)	7.09	(n)	15.74	(c)	(2.16)	(8.17)	11.74	15.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.87	(c)	1.89	1.88	1.88	1.93
Expenses after expense reductions (f)	1.83	(a)	1.85	(c)	1.86	1.84	1.86	1.93
Net investment income (loss)	(0.80	)(a)(l)	0.64	(c)	0.85	0.76	1.50	0.87
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$46,970		$48,570		$62,124	$77,442	$91,487	$86,793

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$18.79		$16.38		$16.90	$18.66	$16.78	$14.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.30	(c)	$0.30	$0.32	$0.46	$0.31
Net realized and unrealized gain (loss)	1.40		2.42		(0.51)	(1.66)	1.69	2.06
Total from investment operations	$1.42		$2.72		$(0.21)	$(1.34)	$2.15	$2.37
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.31)		$(0.31)	$(0.42)	$(0.27)	$(0.30)
Net asset value, end of period (x)	$19.97		$18.79		$16.38	$16.90	$18.66	$16.78
Total return (%) (r)(s)(t)(x)	7.59	(n)	16.95	(c)	(1.24)	(7.19)	12.89	16.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.87	(c)	0.89	0.88	0.88	0.93
Expenses after expense reductions (f)	0.83	(a)	0.86	(c)	0.86	0.84	0.86	0.93
Net investment income (loss)	0.19	(a)(l)	1.79	(c)	1.86	1.80	2.51	1.89
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$743,243		$1,099,134		$2,187,011	$2,410,936	$2,194,432	$1,834,498

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R1			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$16.80		$14.63		$15.08	$16.69	$15.02	$13.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.09	(c)	$0.11	$0.11	$0.24	$0.12
Net realized and unrealized gain (loss)	1.26		2.20		(0.44)	(1.47)	1.52	1.87
Total from investment operations	$1.19		$2.29		$(0.33)	$(1.36)	$1.76	$1.99
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.12)		$(0.12)	$(0.25)	$(0.09)	$(0.14)
Net asset value, end of period (x)	$17.90		$16.80		$14.63	$15.08	$16.69	$15.02
Total return (%) (r)(s)(t)(x)	7.06	(n)	15.79	(c)	(2.19)	(8.18)	11.73	15.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.87	(c)	1.89	1.88	1.88	1.93
Expenses after expense reductions (f)	1.83	(a)	1.85	(c)	1.86	1.84	1.86	1.93
Net investment income (loss)	(0.81	)(a)(l)	0.61	(c)	0.78	0.72	1.47	0.85
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$2,176		$2,089		$2,418	$3,509	$4,243	$4,034

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$17.55		$15.31		$15.80	$17.48	$15.75	$13.83
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.17	(c)	$0.21	$0.22	$0.36	$0.21
Net realized and unrealized gain (loss)	1.31		2.30		(0.48)	(1.56)	1.57	1.95
Total from investment operations	$1.28		$2.47		$(0.27)	$(1.34)	$1.93	$2.16
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.23)		$(0.22)	$(0.34)	$(0.20)	$(0.24)
Net asset value, end of period (x)	$18.67		$17.55		$15.31	$15.80	$17.48	$15.75
Total return (%) (r)(s)(t)(x)	7.30	(n)	16.37	(c)	(1.69)	(7.69)	12.32	15.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.37	(c)	1.39	1.38	1.38	1.43
Expenses after expense reductions (f)	1.33	(a)	1.35	(c)	1.36	1.34	1.36	1.43
Net investment income (loss)	(0.34	)(a)(l)	1.10	(c)	1.38	1.29	2.06	1.41
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$161,115		$132,988		$152,133	$169,812	$182,466	$136,444

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R3			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$17.98		$15.67		$16.16	$17.86	$16.08	$14.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.22	(c)	$0.24	$0.25	$0.40	$0.25
Net realized and unrealized gain (loss)	1.34		2.35		(0.48)	(1.58)	1.61	2.00
Total from investment operations	$1.34		$2.57		$(0.24)	$(1.33)	$2.01	$2.25
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.26)		$(0.25)	$(0.37)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$19.12		$17.98		$15.67	$16.16	$17.86	$16.08
Total return (%) (r)(s)(t)(x)	7.48	(n)	16.67	(c)	(1.47)	(7.44)	12.56	16.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.12	(c)	1.14	1.13	1.13	1.18
Expenses after expense reductions (f)	1.08	(a)	1.10	(c)	1.11	1.09	1.11	1.18
Net investment income (loss)	(0.05	)(a)(l)	1.37	(c)	1.59	1.46	2.28	1.63
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$88,076		$91,653		$126,980	$165,656	$229,232	$195,358

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$18.21		$15.86		$16.36	$18.09	$16.27	$14.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.28	(c)	$0.30	$0.29	$0.45	$0.25
Net realized and unrealized gain (loss)	1.35		2.35		(0.50)	(1.60)	1.63	2.06
Total from investment operations	$1.37		$2.63		$(0.20)	$(1.31)	$2.08	$2.31
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.28)		$(0.30)	$(0.42)	$(0.26)	$(0.30)
Net asset value, end of period (x)	$19.34		$18.21		$15.86	$16.36	$18.09	$16.27
Total return (%) (r)(s)(t)(x)	7.57	(n)	16.92	(c)	(1.20)	(7.26)	12.87	16.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.87	(c)	0.89	0.88	0.88	0.93
Expenses after expense reductions (f)	0.83	(a)	0.86	(c)	0.86	0.85	0.86	0.93
Net investment income (loss)	0.20	(a)(l)	1.73	(c)	1.93	1.70	2.54	1.60
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$64,448		$63,884		$148,243	$343,475	$546,069	$470,915

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R6			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$18.10		$15.79		$16.30	$18.02	$16.21	$14.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.28	(c)	$0.31	$0.32	$0.46	$0.33
Net realized and unrealized gain (loss)	1.35		2.36		(0.50)	(1.60)	1.64	1.99
Total from investment operations	$1.38		$2.64		$(0.19)	$(1.28)	$2.10	$2.32
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.33)		$(0.32)	$(0.44)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$19.20		$18.10		$15.79	$16.30	$18.02	$16.21
Total return (%) (r)(s)(t)(x)	7.63	(n)	17.07	(c)	(1.13)	(7.13)	13.01	16.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.77	(c)	0.79	0.79	0.79	0.81
Expenses after expense reductions (f)	0.73	(a)	0.76	(c)	0.76	0.75	0.77	0.81
Net investment income (loss)	0.28	(a)(l)	1.72	(c)	2.02	1.88	2.62	2.09
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$6,443,651		$5,228,377		$2,766,544	$3,010,863	$2,955,339	$2,331,325

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$17.84		$15.61		$16.12	$17.81	$16.03	$14.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.23	(c)	$0.19	$0.26	$0.39	$0.25
Net realized and unrealized gain (loss)	1.34		2.31		(0.44)	(1.58)	1.62	1.98
Total from investment operations	$1.33		$2.54		$(0.25)	$(1.32)	$2.01	$2.23
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.31)		$(0.26)	$(0.37)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$18.95		$17.84		$15.61	$16.12	$17.81	$16.03
Total return (%) (r)(s)(t)(x)	7.46	(n)	16.60	(c)	(1.52)	(7.43)	12.57	16.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.22	(c)	1.23	1.23	1.23	1.28
Expenses after expense reductions (f)	1.11	(a)	1.13	(c)	1.13	1.12	1.14	1.21
Net investment income (loss)	(0.10	)(a)(l)	1.39	(c)	1.22	1.51	2.22	1.62
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$11,837		$10,464		$9,101	$2,419	$2,428	$2,105
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$16.79		$14.78		$15.19	$16.80	$15.14	$13.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.09	(c)	$0.05	$0.10	$0.25	$0.12
Net realized and unrealized gain (loss)	1.26		2.18		(0.39)	(1.47)	1.52	1.88
Total from investment operations	$1.19		$2.27		$(0.34)	$(1.37)	$1.77	$2.00
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.26)		$(0.07)	$(0.24)	$(0.11)	$(0.11)
Net asset value, end of period (x)	$17.91		$16.79		$14.78	$15.19	$16.80	$15.14
Total return (%) (r)(s)(t)(x)	7.07	(n)	15.68	(c)	(2.25)	(8.17)	11.71	15.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.97	(c)	1.98	1.98	1.98	2.03
Expenses after expense reductions (f)	1.88	(a)	1.90	(c)	1.90	1.89	1.91	1.98
Net investment income (loss)	(0.85	)(a)(l)	0.58	(c)	0.37	0.63	1.49	0.82
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$378		$386		$434	$138	$192	$188

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$16.51		$14.53		$15.01	$16.61	$14.98	$13.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.10	(c)	$0.07	$0.11	$0.23	$0.12
Net realized and unrealized gain (loss)	1.23		2.15		(0.41)	(1.46)	1.52	1.86
Total from investment operations	$1.16		$2.25		$(0.34)	$(1.35)	$1.75	$1.98
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.27)		$(0.14)	$(0.25)	$(0.12)	$(0.17)
Net asset value, end of period (x)	$17.56		$16.51		$14.53	$15.01	$16.61	$14.98
Total return (%) (r)(s)(t)(x)	7.03	(n)	15.78	(c)	(2.28)	(8.17)	11.68	15.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.97	(c)	1.99	1.98	1.98	2.03
Expenses after expense reductions (f)	1.87	(a)	1.89	(c)	1.90	1.89	1.91	1.98
Net investment income (loss)	(0.85	)(a)(l)	0.63	(c)	0.47	0.72	1.43	0.81
Portfolio turnover	12	(n)	33		40	28	27	32
Net assets at end of period (000 omitted)	$4,094		$3,856		$3,298	$980	$1,098	$950

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing

Notes to Financial Statements (unaudited) – continued

services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$98,440,705	$1,417,227,136	$—	$1,515,667,841
Switzerland	61,595,590	1,012,575,371	—	1,074,170,961
United Kingdom	97,013,792	826,417,606	—	923,431,398
France	—	723,595,193	—	723,595,193
Germany	315,350,616	401,769,854	—	717,120,470
United States	445,373,768	—	—	445,373,768
Australia	—	311,890,172	—	311,890,172
Hong Kong	—	302,598,433	—	302,598,433
Spain	—	249,945,699	—	249,945,699
Other Countries	522,289,718	1,384,795,657	—	1,907,085,375
Mutual Funds	110,546,068	—	—	110,546,068
Total	$1,650,610,257	$6,630,815,121	$—	$8,281,425,378

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,236,490,355 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $54,476,402 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the

Notes to Financial Statements (unaudited) – continued

fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$123,095,420

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$7,037,574,445
Gross appreciation	1,486,227,180
Gross depreciation	(242,376,247)
Net unrealized appreciation (depreciation)	$1,243,850,933

As of 8/31/17
Undistributed ordinary income	107,377,778
Capital loss carryforwards	(384,347,670)
Other temporary differences	210,045
Net unrealized appreciation (depreciation)	814,497,162

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
8/31/18	$(268,624,124)

Post-enactment losses which are characterized as follows:
Long-Term	$(115,723,546)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/18	Year ended 8/31/17
Class A	$7,325,996	$14,801,129
Class B	16,831	52,252
Class C	151,470	520,875
Class I	14,314,497	42,606,302
Class R1	10,568	17,739
Class R2	1,118,075	2,122,150
Class R3	992,523	1,806,343
Class R4	791,803	2,074,905
Class R6	82,520,374	58,847,369
Class 529A	130,984	178,025
Class 529B	1,445	7,154
Class 529C	25,907	61,177
Total	$107,400,473	$123,095,420

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $339,005, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $39,454 and $4,222 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$873,716
Class B	0.75%	0.25%	1.00%	1.00%	30,539
Class C	0.75%	0.25%	1.00%	1.00%	242,203
Class R1	0.75%	0.25%	1.00%	1.00%	10,998
Class R2	0.25%	0.25%	0.50%	0.50%	357,875
Class R3	—	0.25%	0.25%	0.25%	115,340
Class 529A	—	0.25%	0.25%	0.23%	14,060
Class 529B	0.75%	0.25%	1.00%	1.00%	1,937
Class 529C	0.75%	0.25%	1.00%	0.99%	20,299
Total Distribution and Service Fees					$1,666,967

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The

Notes to Financial Statements (unaudited) – continued

distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $5,155, $116, $159, $1, $1,084, and $163 for Class A, Class B, Class C, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$1,011
Class B	2,264
Class C	805
Class 529B	—
Class 529C	131

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. For the period from September 1, 2017 through December 10, 2017, the fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement terminated on December 10, 2017. For the period from September 1, 2017 through December 10, 2017, this waiver amounted to $2,120 and is included in the reduction of total expenses in the Statement of Operations. Effective December 11, 2017, the fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to

Notes to Financial Statements (unaudited) – continued

maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2018, were as follows:

	Fee	Waiver
Class 529A	$4,323	$1,511
Class 529B	151	54
Class 529C	1,569	555
Total Program Manager Fees and Waivers	$6,043	$2,120

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $111,596, which equated to 0.0028% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,200,793.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0078% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $131 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $567 at February 28, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees

Notes to Financial Statements (unaudited) – continued

solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $6,247 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $9,210,045 and $563,431, respectively. The sales transactions resulted in net realized gains (losses) of $(96,715).

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $1,271,806,289 and $927,976,873, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,457,197	$84,074,507	8,582,981	$138,223,182
Class B	8,805	161,085	34,564	554,571
Class C	124,297	2,218,454	253,541	3,952,051
Class I	7,082,022	139,881,624	42,721,875	720,116,950
Class R1	11,403	207,740	16,068	246,173
Class R2	2,404,522	44,734,032	1,287,477	20,166,349
Class R3	397,313	7,558,201	1,343,734	21,647,695
Class R4	318,546	6,093,929	1,102,171	17,981,607
Class R6	57,414,457	1,100,370,591	132,775,681	2,295,191,131
Class 529A	69,724	1,325,412	82,941	1,344,959
Class 529B	710	12,586	1,775	27,433
Class 529C	16,035	277,420	34,844	515,747
	72,305,031	$1,386,915,581	188,237,652	$3,219,967,848

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	278,109	$5,278,502	753,070	$11,612,342
Class B	776	14,248	2,923	43,611
Class C	6,372	113,995	22,145	321,994
Class I	370,149	7,262,325	2,119,423	33,762,412
Class R1	597	10,519	1,232	17,670
Class R2	58,080	1,066,343	135,578	2,022,831
Class R3	52,822	992,523	118,371	1,806,343
Class R4	41,572	789,876	134,339	2,072,857
Class R6	4,368,877	82,397,020	3,829,739	58,709,900
Class 529A	7,033	130,963	11,741	177,872
Class 529B	82	1,445	499	7,154
Class 529C	1,499	25,907	4,342	61,177
	5,185,968	$98,083,666	7,133,402	$110,616,163

Shares reacquired
Class A	(6,722,857)	$(126,973,268)	(32,516,368)	$(523,334,043)
Class B	(57,690)	(1,065,881)	(205,001)	(3,230,732)
Class C	(398,858)	(7,158,233)	(1,608,153)	(25,050,058)
Class I	(28,732,775)	(574,905,414)	(119,850,510)	(2,144,302,000)
Class R1	(14,784)	(263,947)	(58,236)	(871,875)
Class R2	(1,414,017)	(26,258,240)	(3,781,953)	(59,658,034)
Class R3	(941,041)	(17,940,458)	(4,467,029)	(72,551,216)
Class R4	(537,190)	(10,198,636)	(7,076,802)	(118,677,345)
Class R6	(15,129,013)	(290,614,329)	(22,885,746)	(378,877,194)
Class 529A	(38,685)	(731,168)	(91,229)	(1,471,469)
Class 529B	(2,666)	(47,215)	(8,674)	(132,298)
Class 529C	(17,981)	(319,072)	(32,507)	(477,283)
	(54,007,557)	$(1,056,475,861)	(192,582,208)	$(3,328,633,547)

Net change
Class A	(1,987,551)	$(37,620,259)	(23,180,317)	$(373,498,519)
Class B	(48,109)	(890,548)	(167,514)	(2,632,550)
Class C	(268,189)	(4,825,784)	(1,332,467)	(20,776,013)
Class I	(21,280,604)	(427,761,465)	(75,009,212)	(1,390,422,638)
Class R1	(2,784)	(45,688)	(40,936)	(608,032)
Class R2	1,048,585	19,542,135	(2,358,898)	(37,468,854)
Class R3	(490,906)	(9,389,734)	(3,004,924)	(49,097,178)
Class R4	(177,072)	(3,314,831)	(5,840,292)	(98,622,881)
Class R6	46,654,321	892,153,282	113,719,674	1,975,023,837
Class 529A	38,072	725,207	3,453	51,362
Class 529B	(1,874)	(33,184)	(6,400)	(97,711)
Class 529C	(447)	(15,745)	6,679	99,641
	23,483,442	$428,523,386	2,788,846	$1,950,464

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS international Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 41%, 4%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $23,862 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		97,839,200	529,016,483	(516,298,559)	110,557,124

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,771	$(2,578)	$—	$568,623	$110,546,068

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® Technology Fund

SCT-SEM

MFS® Technology Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	9.7%
Facebook, Inc., “A”	8.4%
Amazon.com, Inc.	6.5%
Microsoft Corp.	4.2%
Salesforce.com, Inc.	4.1%
DXC Technology Co.	4.0%
Adobe Systems, Inc.	4.0%
Visa, Inc., “A”	3.6%
Mastercard, Inc., “A”	2.8%
Broadcom Corp.	2.8%

Top five industries
Internet	21.7%
Business Services	16.7%
Computer Software	16.5%
Computer Software-Systems	7.5%
Electronics (s)	7.1%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	1.18%	$1,000.00	$1,165.56	$6.34
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
B	Actual	1.93%	$1,000.00	$1,161.10	$10.34
	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64
C	Actual	1.93%	$1,000.00	$1,161.10	$10.34
	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64
I	Actual	0.93%	$1,000.00	$1,166.91	$5.00
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
R1	Actual	1.93%	$1,000.00	$1,161.08	$10.34
	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64
R2	Actual	1.43%	$1,000.00	$1,164.02	$7.67
	Hypothetical (h)	1.43%	$1,000.00	$1,017.70	$7.15
R3	Actual	1.18%	$1,000.00	$1,165.31	$6.34
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
R4	Actual	0.93%	$1,000.00	$1,166.87	$5.00
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
R6	Actual	0.84%	$1,000.00	$1,167.40	$4.51
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)
Aerospace - 3.5%
CACI International, Inc., “A” (a)	44,769	$6,672,819
FLIR Systems, Inc.	97,185	4,771,784
Harris Corp.	56,825	8,873,224
Leidos Holdings, Inc.	93,920	5,946,075
Northrop Grumman Corp.	24,034	8,412,861

		$34,676,763
Broadcasting - 2.6%
Netflix, Inc. (a)	90,910	$26,489,356

Brokerage & Asset Managers - 1.6%
Intercontinental Exchange, Inc.	72,465	$5,295,742
NASDAQ, Inc.	128,242	10,355,542

		$15,651,284
Business Services - 16.6%
Cognizant Technology Solutions Corp., “A”	261,583	$21,455,038
DXC Technology Co.	393,789	40,379,124
Fidelity National Information Services, Inc.	167,791	16,305,929
First Data Corp. (a)	344,063	5,374,264
Fiserv, Inc. (a)	81,122	11,632,084
FleetCor Technologies, Inc. (a)	42,702	8,537,411
Global Payments, Inc.	145,306	16,476,247
Grand Canyon Education, Inc. (a)	72,619	7,127,555
PagSeguro Digital Ltd. (a)	157,143	5,066,290
PayPal Holdings, Inc. (a)	227,363	18,054,896
Total System Services, Inc.	79,602	7,000,996
TransUnion (a)	58,222	3,322,729
Verisk Analytics, Inc., “A” (a)	27,643	2,824,838
Zendesk, Inc. (a)	74,000	3,195,320

		$166,752,721
Cable TV - 1.4%
Altice USA, Inc. (a)(l)	272,042	$4,951,164
Comcast Corp., “A”	240,443	8,706,441

		$13,657,605
Computer Software - 16.5%
Adobe Systems, Inc. (a)	192,742	$40,308,134
Autodesk, Inc. (a)	84,697	9,949,357

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Cadence Design Systems, Inc. (a)	105,507	$4,090,506
Microsoft Corp.	447,950	42,004,272
MuleSoft, Inc., “A” (a)	188,238	5,812,789
PTC, Inc. (a)	104,772	7,727,983
Red Hat, Inc. (a)	60,339	8,893,969
RingCentral, Inc. (a)	88,411	5,538,949
Salesforce.com, Inc. (a)	352,843	41,017,999

		$165,343,958
Computer Software - Systems - 7.5%
Apple, Inc.	136,433	$24,301,446
Constellation Software, Inc.	13,940	9,023,087
EPAM Systems, Inc. (a)	67,496	7,635,148
New Relic, Inc. (a)	82,389	5,913,882
Presidio, Inc. (a)	732,705	10,712,147
Rapid7, Inc. (a)	193,939	5,121,929
ServiceNow, Inc. (a)	60,324	9,712,767
Switch, Inc.	179,683	2,481,422

		$74,901,828
Consumer Services - 0.5%
Bookings Holdings, Inc. (a)	2,521	$5,127,815

Electrical Equipment - 2.2%
Amphenol Corp., “A”	112,327	$10,265,564
Littlefuse, Inc.	7,116	1,476,570
TE Connectivity Ltd.	100,831	10,394,668

		$22,136,802
Electronics - 7.6%
Applied Materials, Inc.	280,871	$16,175,361
Broadcom Corp.	112,148	27,639,996
Microchip Technology, Inc.	244,009	21,699,720
Microsemi Corp. (a)	37,423	2,428,753
NVIDIA Corp.	8,957	2,167,594
NXP Semiconductors N.V. (a)	4,037	503,252
Silicon Laboratories, Inc. (a)	55,062	5,148,297

		$75,762,973
Internet - 21.6%
Alibaba Group Holding Ltd., ADR (a)	122,723	$22,843,659
Alphabet, Inc., “A” (a)(s)	87,512	96,606,247
Facebook, Inc., “A” (a)(s)	473,211	84,382,986
Godaddy, Inc. (a)	140,423	8,398,700

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
Match Group, Inc. (a)(l)	113,469	$4,544,433

		$216,776,025
Leisure & Toys - 3.5%
Activision Blizzard, Inc.	179,903	$13,156,306
Electronic Arts, Inc. (a)	114,282	14,136,684
Take-Two Interactive Software, Inc. (a)	72,123	8,068,400

		$35,361,390
Network & Telecom - 0.5%
Qualcomm, Inc.	76,355	$4,963,075

Other Banks & Diversified Financials - 6.4%
Mastercard, Inc., “A”	161,418	$28,370,828
Visa, Inc., “A”	291,915	35,888,030

		$64,258,858
Printing & Publishing - 0.6%
IHS Markit Ltd. (a)	122,493	$5,763,296

Specialty Stores - 6.5%
Amazon.com, Inc. (a)(s)	42,769	$64,685,974
Total Common Stocks (Identified Cost, $564,703,090)		$992,309,723

Investment Companies (h) - 1.0%
Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $9,617,361)	9,618,675	$9,617,713

Collateral for Securities Loaned - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.37% (j) (Identified Cost, $2,647,798)	2,647,798	$2,647,798

Securities Sold Short - (0.4)%
Electronics - (0.4)%
Qorvo, Inc. (Proceeds Received, $3,641,923)	(55,079)	$(4,445,426)

Other Assets, Less Liabilities - 0.0%		789,395
Net Assets - 100.0%		$1,000,919,203

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $9,617,713 and $994,957,521, respectively.

7

Portfolio of Investments (unaudited) – continued

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

At February 28, 2018, the fund had cash collateral of $3,382,480 and other liquid securities with an aggregate value of $5,584,012 to cover any collateral or margin obligations for securities sold short. Cash collateral is comprised of “Deposits with Brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $3,906,858 of securities on loan (identified cost, $567,350,888)	$994,957,521
Investments in affiliated issuers, at value (identified cost, $9,617,361)	9,617,713
Deposits with brokers for securities sold short	3,382,480
Receivables for
Investments sold	6,520,727
Fund shares sold	3,957,202
Interest and dividends	482,759
Other assets	3,750
Total assets	$1,018,922,152
Liabilities
Payables for
Securities sold short, at value (proceeds received, $3,641,923)	$4,445,426
Investments purchased	9,700,379
Fund shares reacquired	919,190
Collateral for securities loaned, at value (c)	2,647,798
Payable to affiliates
Investment adviser	47,452
Shareholder servicing costs	219,937
Distribution and service fees	15,425
Payable for independent Trustees’ compensation	611
Accrued expenses and other liabilities	6,731
Total liabilities	$18,002,949
Net assets	$1,000,919,203
Net assets consist of
Paid-in capital	$550,033,372
Unrealized appreciation (depreciation)	426,803,482
Accumulated net realized gain (loss)	27,073,200
Accumulated net investment loss	(2,990,851)
Net assets	$1,000,919,203
Shares of beneficial interest outstanding	25,101,164

(c)	Non-cash collateral is not included.

9

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$404,419,732	10,094,090	$40.07
Class B	38,417,705	1,102,559	34.84
Class C	120,184,172	3,456,322	34.77
Class I	216,771,042	5,074,648	42.72
Class R1	4,990,966	143,818	34.70
Class R2	26,214,659	685,068	38.27
Class R3	65,021,032	1,623,571	40.05
Class R4	17,909,803	430,411	41.61
Class R6	106,990,092	2,490,677	42.96

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $42.51 [100 / 94.25 x $40.07]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,452,541
Dividends from affiliated issuers	92,742
Interest	26,672
Income on securities loaned	16,604
Foreign taxes withheld	(5,185)
Total investment income	$2,583,374
Expenses
Management fee	$3,440,453
Distribution and service fees	1,344,810
Shareholder servicing costs	503,775
Administrative services fee	73,722
Independent Trustees’ compensation	8,070
Custodian fee	23,324
Shareholder communications	32,269
Audit and tax fees	29,029
Legal fees	4,246
Dividend and interest expense on securities sold short	66,394
Miscellaneous	96,659
Total expenses	$5,622,751
Reduction of expenses by investment adviser and distributor	(49,153)
Net expenses	$5,573,598
Net investment income (loss)	$(2,990,224)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$33,992,369
Affiliated issuers	(2,455)
Securities sold short	(697,842)
Foreign currency	532
Net realized gain (loss)	$33,292,604
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$111,766,327
Affiliated issuers	39
Securities sold short	(844,064)
Net unrealized gain (loss)	$110,922,302
Net realized and unrealized gain (loss)	$144,214,906
Change in net assets from operations	$141,224,682

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$(2,990,224)	$(4,957,880)
Net realized gain (loss)	33,292,604	46,016,002
Net unrealized gain (loss)	110,922,302	147,169,413
Change in net assets from operations	$141,224,682	$188,227,535
Distributions declared to shareholders
From net realized gain	$(34,022,224)	$(12,086,828)
Change in net assets from fund share transactions	$32,633,929	$86,447,267
Total change in net assets	$139,836,387	$262,587,974
Net assets
At beginning of period	861,082,816	598,494,842
At end of period (including accumulated net investment loss of $2,990,851 and $627, respectively)	$1,000,919,203	$861,082,816

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$35.67		$28.27		$24.62	$24.47	$19.41	$16.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.19	)(c)	$(0.12)	$(0.15)	$(0.13)	$(0.12)
Net realized and unrealized gain (loss)	5.89		8.13		4.76	1.15	5.19	2.73
Total from investment operations	$5.77		$7.94		$4.64	$1.00	$5.06	$2.61
Less distributions declared to shareholders
From net realized gain	$(1.37)		$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$40.07		$35.67		$28.27	$24.62	$24.47	$19.41
Total return (%) (r)(s)(t)(x)	16.56	(n)	28.58	(c)	19.20	4.18	26.07	15.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.24	(c)	1.27	1.30	1.33	1.55
Expenses after expense reductions (f)	1.18	(a)	1.23	(c)	1.26	1.29	1.32	1.54
Net investment income (loss)	(0.62	)(a)	(0.63	)(c)	(0.48)	(0.60)	(0.58)	(0.70)
Portfolio turnover	18	(n)	43		30	43	38	54
Net assets at end of period (000 omitted)	$404,420		$359,698		$320,898	$199,313	$171,020	$141,147
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.16	(a)	1.19	(c)	1.24	1.27	1.28	1.36

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$31.31		$25.06		$22.09	$22.20	$17.75	$15.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.22)		$(0.38	)(c)	$(0.28)	$(0.30)	$(0.27)	$(0.23)
Net realized and unrealized gain (loss)	5.12		7.17		4.24	1.04	4.72	2.50
Total from investment operations	$4.90		$6.79		$3.96	$0.74	$4.45	$2.27
Less distributions declared to shareholders
From net realized gain	$(1.37)		$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$34.84		$31.31		$25.06	$22.09	$22.20	$17.75
Total return (%) (r)(s)(t)(x)	16.07	(n)	27.64	(c)	18.29	3.41	25.07	14.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.99	(c)	2.02	2.05	2.08	2.30
Expenses after expense reductions (f)	1.93	(a)	1.98	(c)	2.01	2.04	2.07	2.29
Net investment income (loss)	(1.37	)(a)	(1.38	)(c)	(1.22)	(1.35)	(1.34)	(1.44)
Portfolio turnover	18	(n)	43		30	43	38	54
Net assets at end of period (000 omitted)	$38,418		$34,396		$25,990	$18,791	$16,190	$13,009
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.92	(a)	1.94	(c)	1.99	2.02	2.03	2.12

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$31.24		$25.01		$22.05	$22.16	$17.71	$15.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.22)		$(0.38	)(c)	$(0.28)	$(0.30)	$(0.28)	$(0.24)
Net realized and unrealized gain (loss)	5.12		7.15		4.23	1.04	4.73	2.50
Total from investment operations	$4.90		$6.77		$3.95	$0.74	$4.45	$2.26
Less distributions declared to shareholders
From net realized gain	$(1.37)		$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$34.77		$31.24		$25.01	$22.05	$22.16	$17.71
Total return (%) (r)(s)(t)(x)	16.11	(n)	27.62	(c)	18.28	3.42	25.13	14.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.99	(c)	2.02	2.05	2.07	2.30
Expenses after expense reductions (f)	1.93	(a)	1.98	(c)	2.01	2.04	2.07	2.30
Net investment income (loss)	(1.37	)(a)	(1.38	)(c)	(1.23)	(1.35)	(1.34)	(1.45)
Portfolio turnover	18	(n)	43		30	43	38	54
Net assets at end of period (000 omitted)	$120,184		$101,656		$73,071	$43,037	$35,998	$25,026
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.92	(a)	1.94	(c)	2.00	2.02	2.03	2.12

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$37.90		$29.93		$25.96	$25.69	$20.33	$17.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.13	)(c)	$(0.07)	$(0.09)	$(0.08)	$(0.08)
Net realized and unrealized gain (loss)	6.26		8.64		5.03	1.21	5.44	2.85
Total from investment operations	$6.19		$8.51		$4.96	$1.12	$5.36	$2.77
Less distributions declared to shareholders
From net realized gain	$(1.37)		$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$42.72		$37.90		$29.93	$25.96	$25.69	$20.33
Total return (%) (r)(s)(t)(x)	16.69	(n)	28.91	(c)	19.45	4.45	26.36	15.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.99	(c)	1.02	1.05	1.08	1.30
Expenses after expense reductions (f)	0.93	(a)	0.98	(c)	1.01	1.04	1.07	1.30
Net investment income (loss)	(0.37	)(a)	(0.39	)(c)	(0.24)	(0.35)	(0.35)	(0.45)
Portfolio turnover	18	(n)	43		30	43	38	54
Net assets at end of period (000 omitted)	$216,771		$174,275		$96,700	$56,619	$40,359	$30,615
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.92	(a)	0.95	(c)	1.00	1.02	1.04	1.12

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R1			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$31.18		$24.96		$22.01	$22.12	$17.68	$15.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.22)		$(0.38	)(c)	$(0.28)	$(0.30)	$(0.27)	$(0.23)
Net realized and unrealized gain (loss)	5.11		7.14		4.22	1.04	4.71	2.49
Total from investment operations	$4.89		$6.76		$3.94	$0.74	$4.44	$2.26
Less distributions declared to shareholders
From net realized gain	$(1.37)		$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$34.70		$31.18		$24.96	$22.01	$22.12	$17.68
Total return (%) (r)(s)(t)(x)	16.11	(n)	27.63	(c)	18.27	3.43	25.11	14.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.99	(c)	2.02	2.05	2.08	2.30
Expenses after expense reductions (f)	1.93	(a)	1.98	(c)	2.01	2.04	2.07	2.30
Net investment income (loss)	(1.37	)(a)	(1.38	)(c)	(1.22)	(1.36)	(1.34)	(1.45)
Portfolio turnover	18	(n)	43		30	43	38	54
Net assets at end of period (000 omitted)	$4,991		$4,256		$3,073	$2,516	$2,033	$1,542
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.92	(a)	1.95	(c)	1.99	2.02	2.04	2.12

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$34.17		$27.17		$23.76	$23.70	$18.85	$16.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)		$(0.26	)(c)	$(0.18)	$(0.20)	$(0.18)	$(0.16)
Net realized and unrealized gain (loss)	5.63		7.80		4.58	1.11	5.03	2.65
Total from investment operations	$5.47		$7.54		$4.40	$0.91	$4.85	$2.49
Less distributions declared to shareholders
From net realized gain	$(1.37)		$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$38.27		$34.17		$27.17	$23.76	$23.70	$18.85
Total return (%) (r)(s)(t)(x)	16.40	(n)	28.27	(c)	18.88	3.93	25.73	15.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.49	(c)	1.52	1.55	1.58	1.79
Expenses after expense reductions (f)	1.43	(a)	1.49	(c)	1.51	1.54	1.58	1.79
Net investment income (loss)	(0.87	)(a)	(0.89	)(c)	(0.72)	(0.84)	(0.83)	(0.94)
Portfolio turnover	18	(n)	43		30	43	38	54
Net assets at end of period (000 omitted)	$26,215		$23,625		$17,031	$14,946	$17,123	$15,890
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.42	(a)	1.45	(c)	1.49	1.52	1.54	1.62

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R3			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$35.66		$28.26		$24.61	$24.46	$19.41	$16.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.20	)(c)	$(0.13)	$(0.15)	$(0.13)	$(0.12)
Net realized and unrealized gain (loss)	5.88		8.14		4.77	1.15	5.18	2.73
Total from investment operations	$5.76		$7.94		$4.64	$1.00	$5.05	$2.61
Less distributions declared to shareholders
From net realized gain	$(1.37)		$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$40.05		$35.66		$28.26	$24.61	$24.46	$19.41
Total return (%) (r)(s)(t)(x)	16.53	(n)	28.59	(c)	19.21	4.18	26.02	15.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.24	(c)	1.27	1.30	1.33	1.55
Expenses after expense reductions (f)	1.18	(a)	1.23	(c)	1.26	1.29	1.32	1.55
Net investment income (loss)	(0.62	)(a)	(0.65	)(c)	(0.49)	(0.60)	(0.59)	(0.70)
Portfolio turnover	18	(n)	43		30	43	38	54
Net assets at end of period (000 omitted)	$65,021		$53,199		$20,180	$9,732	$10,626	$8,863
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.17	(a)	1.20	(c)	1.25	1.27	1.29	1.37

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)

Net asset value, beginning of period	$36.95		$29.19		$25.34	$25.10	$19.86	$17.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.13	)(c)	$(0.06)	$(0.09)	$(0.08)	$(0.08)
Net realized and unrealized gain (loss)	6.10		8.43		4.90	1.18	5.32	2.79
Total from investment operations	$6.03		$8.30		$4.84	$1.09	$5.24	$2.71
Less distributions declared to shareholders
From net realized gain	$(1.37)		$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$41.61		$36.95		$29.19	$25.34	$25.10	$19.86
Total return (%) (r)(s)(t)(x)	16.69	(n)	28.92	(c)	19.45	4.44	26.38	15.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.99	(c)	1.02	1.05	1.07	1.29
Expenses after expense reductions (f)	0.93	(a)	0.99	(c)	1.01	1.04	1.07	1.29
Net investment income (loss)	(0.37	)(a)	(0.39	)(c)	(0.24)	(0.37)	(0.34)	(0.45)
Portfolio turnover	18	(n)	43		30	43	38	54
Net assets at end of period (000 omitted)	$17,910		$14,443		$8,141	$2,234	$1,403	$1,269
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.92	(a)	0.95	(c)	1.00	1.02	1.04	1.12

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R6			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13 (i)
	(unaudited)

Net asset value, beginning of period	$38.09		$30.05		$26.03	$25.73	$20.34	$17.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.10	)(c)	$(0.04)	$(0.07)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	6.29		8.68		5.05	1.22	5.46	2.70
Total from investment operations	$6.24		$8.58		$5.01	$1.15	$5.39	$2.66
Less distributions declared to shareholders
From net realized gain	$(1.37)		$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$42.96		$38.09		$30.05	$26.03	$25.73	$20.34
Total return (%) (r)(s)(t)(x)	16.74	(n)	29.03	(c)	19.59	4.57	26.50	15.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.90	(c)	0.92	0.95	0.97	1.13	(a)
Expenses after expense reductions (f)	0.84	(a)	0.89	(c)	0.91	0.94	0.96	1.13	(a)
Net investment income (loss)	(0.27	)(a)	(0.30	)(c)	(0.13)	(0.27)	(0.28)	(0.35	)(a)
Portfolio turnover	18	(n)	43		30	43	38	54
Net assets at end of period (000 omitted)	$106,990		$95,534		$33,411	$7,079	$2,429	$116
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.83	(a)	0.85	(c)	0.90	0.92	0.95	1.01	(a)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at

22

Notes to Financial Statements (unaudited) – continued

amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

23

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$992,309,723	$—	$—	$992,309,723
Mutual Funds	12,265,511	—	—	12,265,511
Total	$1,004,575,234	$—	$—	$1,004,575,234
Securities Sold Short	$(4,445,426)	$—	$—	$(4,445,426)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2018, this expense amounted to $66,394. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The

24

Notes to Financial Statements (unaudited) – continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $3,906,858. The fair value of the fund’s investment securities on loan and a related liability of $2,647,798 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,410,456. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

25

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Long-term capital gains	$12,086,828

26

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$579,544,681
Gross appreciation	426,096,209
Gross depreciation	(5,511,082)
Net unrealized appreciation (depreciation)	$420,585,127

As of 8/31/17
Undistributed ordinary income	10,345,364
Undistributed long-term capital gain	23,675,811
Other temporary differences	(627)
Net unrealized appreciation (depreciation)	309,662,825

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/18	Year ended 8/31/17
Class A	$13,806,022	$6,042,407
Class B	1,454,317	564,793
Class C	4,487,570	1,649,827
Class I	6,827,614	1,747,655
Class R1	182,847	62,501
Class R2	964,012	357,143
Class R3	2,088,034	493,168
Class R4	546,050	176,204
Class R6	3,665,758	993,130
Total	$34,022,224	$12,086,828

27

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $39,399, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $100,533 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$469,723
Class B	0.75%	0.25%	1.00%	1.00%	176,658
Class C	0.75%	0.25%	1.00%	1.00%	541,723
Class R1	0.75%	0.25%	1.00%	1.00%	22,603
Class R2	0.25%	0.25%	0.50%	0.50%	62,458
Class R3	—	0.25%	0.25%	0.25%	71,645
Total Distribution and Service Fees					$1,344,810

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $8,912, $324, and $518 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$1,448
Class B	18,398
Class C	6,052

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $80,283, which equated to 0.0175% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $423,492.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $130 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $564 at February 28, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

29

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $731 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $274,561. The sales transactions resulted in net realized gains (losses) of $46,534.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short sales and short-term obligations, aggregated $173,564,530 and $165,312,484, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,070,770	$40,364,124	3,903,397	$118,724,794
Class B	120,079	3,988,559	300,442	8,204,144
Class C	413,499	13,588,850	1,045,012	28,144,392
Class I	1,267,003	51,001,662	3,330,760	106,868,431
Class R1	28,124	921,484	53,395	1,439,175
Class R2	144,737	5,182,431	317,338	9,295,803
Class R3	400,216	15,185,975	1,128,979	34,581,757
Class R4	104,971	4,130,636	186,687	5,801,786
Class R6	746,250	30,288,320	1,876,424	59,960,695
	4,295,649	$164,652,041	12,142,434	$373,020,977

Shares issued to shareholders in reinvestment of distributions
Class A	360,827	$13,188,223	206,974	$5,813,904
Class B	45,085	1,435,497	22,405	555,187
Class C	130,689	4,151,976	59,252	1,465,308
Class I	150,118	5,847,113	42,956	1,279,665
Class R1	5,742	182,089	2,532	62,501
Class R2	24,374	851,394	11,665	314,359
Class R3	57,144	2,088,033	17,563	493,168
Class R4	11,457	434,687	4,712	136,848
Class R6	74,971	2,935,862	23,250	695,648
	860,407	$31,114,874	391,309	$10,816,588

Shares reacquired
Class A	(1,421,325)	$(53,189,702)	(5,378,740)	$(165,793,400)
Class B	(161,322)	(5,277,184)	(261,310)	(7,226,145)
Class C	(341,519)	(11,189,933)	(772,303)	(21,102,926)
Class I	(940,694)	(37,872,761)	(2,006,437)	(64,179,030)
Class R1	(26,527)	(867,826)	(42,550)	(1,112,429)
Class R2	(175,462)	(6,331,114)	(264,457)	(7,811,141)
Class R3	(325,754)	(12,218,159)	(368,711)	(11,215,693)
Class R4	(76,860)	(3,033,423)	(79,423)	(2,549,379)
Class R6	(838,765)	(33,152,884)	(503,418)	(16,400,155)
	(4,308,228)	$(163,132,986)	(9,677,349)	$(297,390,298)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	10,272	$362,645	(1,268,369)	$(41,254,702)
Class B	3,842	146,872	61,537	1,533,186
Class C	202,669	6,550,893	331,961	8,506,774
Class I	476,427	18,976,014	1,367,279	43,969,066
Class R1	7,339	235,747	13,377	389,247
Class R2	(6,351)	(297,289)	64,546	1,799,021
Class R3	131,606	5,055,849	777,831	23,859,232
Class R4	39,568	1,531,900	111,976	3,389,255
Class R6	(17,544)	71,298	1,396,256	44,256,188
	847,828	$32,633,929	2,856,394	$86,447,267

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $2,728 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		24,817,058	105,097,492	(120,295,875)	9,618,675

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,455)	$39	$—	$92,742	$9,617,713

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

33

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® U.S. Government Cash Reserve Fund

LMM-SEM

MFS® U.S. Government Cash Reserve Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	13.0%
A-1	79.5%
A-2	7.8%
Other Assets Less Liabilities	(0.3)%

Maturity breakdown (u)
0 - 7 days	25.3%
8 - 29 days	16.7%
30 - 59 days	53.0%
90 - 365 days	5.3%
Other Assets Less Liabilities	(0.3)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	0.69%	$1,000.00	$1,002.30	$3.43
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
B	Actual	0.69%	$1,000.00	$1,002.30	$3.43
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
C	Actual	0.69%	$1,000.00	$1,002.30	$3.43
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
R1	Actual	0.68%	$1,000.00	$1,002.30	$3.38
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
R2	Actual	0.68%	$1,000.00	$1,002.30	$3.38
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
R3	Actual	0.68%	$1,000.00	$1,002.30	$3.38
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
R4	Actual	0.68%	$1,000.00	$1,002.31	$3.38
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
529A	Actual	0.73%	$1,000.00	$1,002.05	$3.62
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
529B	Actual	0.73%	$1,000.00	$1,002.05	$3.62
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
529C	Actual	0.73%	$1,000.00	$1,002.05	$3.62
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 92.5%
Issuer	Shares/Par	Value ($)
Fannie Mae, 1.315%, due 3/01/2018	$5,600,000	$5,600,000
Fannie Mae, 1.299%, due 3/05/2018	7,700,000	7,698,905
Fannie Mae, 1.307%, due 3/07/2018	8,000,000	7,998,283
Fannie Mae, 1.319%, due 3/14/2018	5,326,000	5,323,500
Fannie Mae, 1.392%, due 4/02/2018	9,866,000	9,853,985
Fannie Mae, 1.473%, due 4/09/2018	9,800,000	9,784,606
Federal Farm Credit Bank, 1.331%, due 3/16/2018	7,200,000	7,196,070
Federal Farm Credit Bank, 1.341%, due 3/19/2018	1,000,000	999,340
Federal Farm Credit Bank, 1.39%, due 3/22/2018	3,600,000	3,597,123
Federal Farm Credit Bank, 1.472%, due 3/27/2018	10,000,000	9,989,528
Federal Farm Credit Bank, 1.545%, due 4/11/2018	6,667,000	6,655,459
Federal Farm Credit Bank, 1.434%, due 4/24/2018	5,000,000	4,989,425
Federal Farm Credit Bank, 1.546%, due 4/24/2018	6,000,000	5,986,320
Federal Farm Credit Bank, 1.434%, due 4/26/2018	9,500,000	9,479,163
Federal Home Loan Bank, 1.329%, due 3/02/2018	11,780,000	11,779,571
Federal Home Loan Bank, 1.361%, due 3/02/2018	9,600,000	9,599,643
Federal Home Loan Bank, 1.369%, due 3/09/2018	11,500,000	11,496,550
Federal Home Loan Bank, 1.335%, due 3/12/2018	2,000,000	1,999,196
Federal Home Loan Bank, 1.554%, due 4/05/2018	14,200,000	14,178,877
Freddie Mac, 1.37%, due 3/14/2018	100,000	99,951
Freddie Mac, 1.346%, due 4/04/2018	10,100,000	10,087,361
Freddie Mac, 1.347%, due 4/10/2018	9,800,000	9,785,572
Freddie Mac, 1.473%, due 4/10/2018	4,200,000	4,193,233
Freddie Mac, 1.347%, due 4/11/2018	9,800,000	9,785,212
Freddie Mac, 1.383%, due 4/23/2018	10,500,000	10,478,977
Freddie Mac, 1.475%, due 4/24/2018	5,000,000	4,989,125
U.S. Treasury Bill, 1.519%, due 4/12/2018	10,881,000	10,862,022
U.S. Treasury Bill, 1.44%, due 4/26/2018	8,000,000	7,982,391
U.S. Treasury Bill, 1.594%, due 7/12/2018	7,000,000	6,959,657
U.S. Treasury Bill, 1.594%, due 7/12/2018	1,000,000	994,237
U.S. Treasury Bill, 1.785%, due 1/03/2019	5,000,000	4,925,994
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$225,349,276

Repurchase Agreements - 7.8%
Goldman Sachs Repurchase Agreement, 1.38%, dated 2/28/2018, due 3/01/2018, total to be received $11,945,458 (secured by U.S. Federal Agency obligations valued at $12,183,954 in a jointly traded account), at Cost and Value	$11,945,000	$11,945,000

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements - continued
JPMorgan Chase & Co. Repurchase Agreement, 1.35%, dated 2/28/2018, due 3/01/2018, total to be received $7,000,263 (secured by U.S. Federal Agency obligations valued at $7,144,744 in a jointly traded account), at Cost and Value	$7,000,000	$7,000,000
Total Repurchase Agreements, at Cost and Value		$18,945,000

Other Assets, Less Liabilities - (0.3)%		(835,082)
Net Assets - 100.0%		$243,459,194

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at amortized cost and value	$244,294,276
Cash	613
Receivables for
Fund shares sold	514,338
Interest	720
Other assets	1,323
Total assets	$244,811,270
Liabilities
Payables for
Distributions	$2,097
Fund shares reacquired	1,208,225
Payable to affiliates
Investment adviser	5,488
Shareholder servicing costs	103,009
Program manager fee	57
Payable for independent Trustees’ compensation	5,932
Accrued expenses and other liabilities	27,268
Total liabilities	$1,352,076
Net assets	$243,459,194
Net assets consist of
Paid-in capital	$243,466,918
Accumulated net realized gain (loss)	(5)
Accumulated distributions in excess of net investment income	(7,719)
Net assets	$243,459,194
Shares of beneficial interest outstanding	243,689,201

7

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share
Class A	$95,004,202	95,089,305	$1.00
Class B	14,712,378	14,729,220	1.00
Class C	32,902,407	32,942,700	1.00
Class R1	8,910,482	8,920,332	1.00
Class R2	37,966,901	38,002,645	1.00
Class R3	30,555,838	30,583,727	1.00
Class R4	2,708,131	2,710,074	1.00
Class 529A	13,270,809	13,278,241	1.00
Class 529B	328,734	329,212	1.00
Class 529C	7,099,312	7,103,745	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$1,475,420
Expenses
Management fee	$516,381
Distribution and service fees	629,357
Shareholder servicing costs	237,108
Program manager fees	7,856
Administrative services fee	24,378
Independent Trustees’ compensation	5,246
Custodian fee	10,193
Shareholder communications	9,995
Audit and tax fees	18,219
Legal fees	1,692
Miscellaneous	72,251
Total expenses	$1,532,676
Reduction of expenses by investment adviser and distributor	(643,290)
Net expenses	$889,386
Net investment income (loss)	$586,034
Change in net assets from operations	$586,034

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$586,034	$227,430
Net realized gain (loss)	—	(4)
Change in net assets from operations	$586,034	$227,426
Distributions declared to shareholders
From net investment income	$(586,034)	$(227,426)
Change in net assets from fund share transactions	$(37,574,130)	$(33,308,224)
Total change in net assets	$(37,574,130)	$(33,308,224)
Net assets
At beginning of period	281,033,324	314,341,548
At end of period (including accumulated distributions in excess of net investment income of $7,719 and $7,719, respectively)	$243,459,194	$281,033,324

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.91	(c)	0.91	0.92		0.90		0.93
Expenses after expense reductions (f)	0.69	(a)	0.50	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.46	(a)	0.08	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$95,004		$105,859		$120,740	$122,085		$124,550		$145,062

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.66	(c)	1.66	1.67		1.65		1.68
Expenses after expense reductions (f)	0.69	(a)	0.51	(c)	0.23	0.07		0.10		0.15
Net investment income (loss)	0.46	(a)	0.07	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$14,712		$17,338		$18,096	$18,831		$22,982		$30,833

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class C			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.66	(c)	1.66	1.67		1.65		1.68
Expenses after expense reductions (f)	0.69	(a)	0.50	(c)	0.24	0.07		0.10		0.15
Net investment income (loss)	0.46	(a)	0.07	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$32,902		$38,458		$48,749	$42,522		$45,662		$58,363

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R1			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.66	(c)	1.66	1.67		1.65		1.68
Expenses after expense reductions (f)	0.68	(a)	0.50	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.45	(a)	0.07	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$8,910		$12,236		$14,569	$14,363		$16,819		$21,080

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.16	(c)	1.16	1.17		1.15		1.18
Expenses after expense reductions (f)	0.68	(a)	0.51	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.45	(a)	0.08	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$37,967		$48,184		$51,537	$53,058		$57,634		$74,406

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R3			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.91	(c)	0.91	0.92		0.90		0.93
Expenses after expense reductions (f)	0.68	(a)	0.51	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.45	(a)	0.08	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$30,556		$35,196		$37,650	$44,872		$53,916		$64,925

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.67	(c)	0.66	0.67		0.65		0.68
Expenses after expense reductions (f)	0.68	(a)	0.52	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.45	(a)	0.08	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$2,708		$3,250		$3,077	$3,034		$2,907		$820

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529A			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.20	(n)	0.06	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.01	(c)	1.00	1.02		1.00		1.03
Expenses after expense reductions (f)	0.73	(a)	0.53	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.41	(a)	0.06	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$13,271		$13,208		$12,841	$11,383		$10,927		$10,897

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529B			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.21	(n)	0.06	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.76	(c)	1.76	1.77		1.75		1.78
Expenses after expense reductions (f)	0.73	(a)	0.53	(c)	0.22	0.07		0.10		0.15
Net investment income (loss)	0.41	(a)	0.06	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$329		$348		$355	$440		$531		$676

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529C			8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.21	(n)	0.06	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.76	(c)	1.76	1.77		1.75		1.78
Expenses after expense reductions (f)	0.73	(a)	0.54	(c)	0.24	0.07		0.09		0.15
Net investment income (loss)	0.41	(a)	0.06	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$7,099		$6,957		$6,728	$5,866		$6,240		$6,072

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

21

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$244,294,276	$—	$244,294,276

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At February 28, 2018, the fund had investments in repurchase agreements with a gross value of $18,945,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a

22

Notes to Financial Statements (unaudited) – continued

three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the six months ended February 28, 2018, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$227,426

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$244,294,276

As of 8/31/17
Post-October capital loss deferral	(5)
Other temporary differences	(7,719)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after

23

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/18	Year ended 8/31/17
Class A	$228,475	$89,813
Class B	35,918	14,501
Class C	80,681	31,490
Class R1	23,337	8,882
Class R2	97,358	39,425
Class R3	72,291	27,743
Class R4	6,892	2,601
Class 529A	26,272	8,383
Class 529B	636	214
Class 529C	14,174	4,374
Total	$586,034	$227,426

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $11,079, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

24

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$124,012
Class B	0.75%	0.25%	1.00%	0.00%	78,435
Class C	0.75%	0.25%	1.00%	0.00%	176,129
Class R1	0.75%	0.25%	1.00%	0.00%	51,748
Class R2	0.25%	0.25%	0.50%	0.00%	107,293
Class R3	—	0.25%	0.25%	0.00%	39,718
Class 529A	—	0.25%	0.25%	0.00%	16,007
Class 529B	0.75%	0.25%	1.00%	0.00%	1,559
Class 529C	0.75%	0.25%	1.00%	0.00%	34,456
Total Distribution and Service Fees					$629,357

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2018. These reductions, for the six-months ended February 28, 2018, for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C amounted to $124,012, $78,435, $176,129, $51,748, $107,293, $39,718, $16,007, $1,559, and $34,456, respectively, and are included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$76
Class B	24,145
Class C	2,308
Class 529B	—
Class 529C	589

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. For the period from September 1, 2017 through December 10, 2017, the fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to

25

Notes to Financial Statements (unaudited) – continued

waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement terminated on December 10, 2017. For the period from September 1, 2017 through December 10, 2017, this waiver amounted to $2,854 and is included in the reduction of total expenses in the Statement of Operations. Effective December 11, 2017, the fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2018, were as follows:

	Fee	Waiver
Class 529A	$5,032	$1,830
Class 529B	123	46
Class 529C	2,701	978
Total Program Manager Fees and Waivers	$7,856	$2,854

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $78,452, which equated to 0.0608% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $158,656.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0189% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action

26

Notes to Financial Statements (unaudited) – continued

to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $708 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,813 at February 28, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $234 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

At February 28, 2018, MFS held approximately 96% of the outstanding shares of Class R4.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,535,972	$18,535,971	52,201,068	$52,201,070
Class B	2,766,276	2,766,276	13,010,177	13,010,176
Class C	6,753,308	6,753,309	26,105,909	26,105,907
Class R1	1,385,359	1,385,359	3,907,819	3,907,819
Class R2	5,592,437	5,592,840	13,316,853	13,316,880
Class R3	6,220,496	6,220,645	14,110,795	14,110,795
Class R4	76,058	76,059	519,206	519,208
Class 529A	3,499,899	3,499,899	6,937,795	6,937,795
Class 529B	141,150	141,150	184,277	184,277
Class 529C	2,247,832	2,247,832	4,065,880	4,065,880
	47,218,787	$47,219,340	134,359,779	$134,359,807

27

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	220,823	$220,823	86,846	$86,846
Class B	34,040	34,040	13,834	13,834
Class C	78,431	78,431	30,644	30,644
Class R1	23,283	23,283	8,848	8,848
Class R2	97,761	97,358	39,453	39,425
Class R3	72,440	72,291	27,726	27,726
Class R4	6,757	6,757	2,602	2,601
Class 529A	26,082	26,082	8,300	8,300
Class 529B	628	628	212	212
Class 529C	14,035	14,035	4,316	4,316
	574,280	$573,728	222,781	$222,752

Shares reacquired
Class A	(29,611,543)	$(29,611,543)	(67,169,924)	$(67,169,924)
Class B	(5,425,961)	(5,425,962)	(13,780,498)	(13,780,501)
Class C	(12,377,865)	(12,377,865)	(36,431,544)	(36,431,544)
Class R1	(4,734,494)	(4,734,494)	(6,250,419)	(6,250,419)
Class R2	(15,910,875)	(15,910,875)	(16,707,622)	(16,707,622)
Class R3	(10,935,016)	(10,935,016)	(16,590,937)	(16,590,937)
Class R4	(625,085)	(625,085)	(349,153)	(349,153)
Class 529A	(3,465,829)	(3,465,829)	(6,577,379)	(6,577,379)
Class 529B	(160,418)	(160,418)	(192,320)	(192,320)
Class 529C	(2,120,111)	(2,120,111)	(3,840,984)	(3,840,984)
	(85,367,197)	$(85,367,198)	(167,890,780)	$(167,890,783)

Net change
Class A	(10,854,748)	$(10,854,749)	(14,882,010)	$(14,882,008)
Class B	(2,625,645)	(2,625,646)	(756,487)	(756,491)
Class C	(5,546,126)	(5,546,125)	(10,294,991)	(10,294,993)
Class R1	(3,325,852)	(3,325,852)	(2,333,752)	(2,333,752)
Class R2	(10,220,677)	(10,220,677)	(3,351,316)	(3,351,317)
Class R3	(4,642,080)	(4,642,080)	(2,452,416)	(2,452,416)
Class R4	(542,270)	(542,269)	172,655	172,656
Class 529A	60,152	60,152	368,716	368,716
Class 529B	(18,640)	(18,640)	(7,831)	(7,831)
Class 529C	141,756	141,756	229,212	229,212
	(37,574,130)	$(37,574,130)	(33,308,220)	$(33,308,224)

28

Notes to Financial Statements (unaudited) – continued

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $980 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

29

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

30

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

31

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

February 28, 2018

MFS® Value Fund

EIF-SEM

MFS® Value Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In spite of this,

global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased

U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized uptick in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	5.0%
Wells Fargo & Co.	3.4%
Johnson & Johnson	3.4%
Philip Morris International, Inc.	3.1%
Accenture PLC, “A”	2.9%
Goldman Sachs Group, Inc.	2.6%
Citigroup, Inc.	2.4%
U.S. Bancorp	2.3%
Medtronic PLC	2.2%
Pfizer, Inc.	2.2%

Equity sectors
Financial Services	31.3%
Health Care	15.2%
Consumer Staples	11.3%
Industrial Goods & Services	9.9%
Special Products & Services	6.3%
Energy	4.9%
Leisure	4.7%
Basic Materials	4.4%
Utilities & Communications	3.0%
Autos & Housing	2.5%
Technology	2.1%
Transportation	2.0%
Retailing	0.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2017 through February 28, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/17	Ending Account Value 2/28/18	Expenses Paid During Period (p) 9/01/17-2/28/18
A	Actual	0.81%	$1,000.00	$1,075.81	$4.17
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
B	Actual	1.56%	$1,000.00	$1,071.91	$8.01
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
C	Actual	1.56%	$1,000.00	$1,071.73	$8.01
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
I	Actual	0.56%	$1,000.00	$1,077.07	$2.88
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
R1	Actual	1.56%	$1,000.00	$1,071.80	$8.01
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
R2	Actual	1.06%	$1,000.00	$1,074.66	$5.45
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
R3	Actual	0.81%	$1,000.00	$1,075.93	$4.17
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
R4	Actual	0.56%	$1,000.00	$1,077.26	$2.88
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
R6	Actual	0.47%	$1,000.00	$1,077.82	$2.42
	Hypothetical (h)	0.47%	$1,000.00	$1,022.46	$2.36
529A	Actual	0.83%	$1,000.00	$1,075.87	$4.27
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
529B	Actual	1.61%	$1,000.00	$1,071.84	$8.27
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
529C	Actual	1.60%	$1,000.00	$1,071.68	$8.22
	Hypothetical (h)	1.60%	$1,000.00	$1,016.86	$8.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.03%, 0.01%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.2%
Issuer	Shares/Par	Value ($)
Aerospace - 5.5%
Honeywell International, Inc.	6,121,468	$925,015,030
Lockheed Martin Corp.	961,860	338,997,938
Northrop Grumman Corp.	2,268,028	793,900,521
United Technologies Corp.	4,399,121	592,737,564

		$2,650,651,053
Alcoholic Beverages - 1.1%
Diageo PLC	16,093,943	$545,050,419

Apparel Manufacturers - 0.7%
Hanesbrands, Inc.	10,393,064	$201,625,441
NIKE, Inc., “B”	1,693,459	113,512,557

		$315,137,998
Automotive - 1.0%
Aptiv PLC	4,322,805	$394,801,780
Delphi Technologies PLC	165,753	7,914,706
Harley-Davidson, Inc.	1,524,366	69,175,729

		$471,892,215
Broadcasting - 2.0%
Interpublic Group of Companies, Inc.	15,801,462	$369,754,211
Omnicom Group, Inc.	7,797,346	594,391,685

		$964,145,896
Brokerage & Asset Managers - 3.0%
BlackRock, Inc.	1,056,383	$580,408,512
Franklin Resources, Inc.	4,001,449	154,736,033
NASDAQ, Inc.	5,919,512	478,000,594
T. Rowe Price Group, Inc.	2,195,617	245,689,542

		$1,458,834,681
Business Services - 6.3%
Accenture PLC, “A”	8,704,708	$1,401,545,035
Amdocs Ltd.	1,762,009	115,922,572
Cognizant Technology Solutions Corp., “A”	1,926,241	157,990,287
DXC Technology Co.	2,491,038	255,431,036
Equifax, Inc.	2,164,291	244,564,883
Fidelity National Information Services, Inc.	5,161,037	501,549,576
Fiserv, Inc. (a)	2,584,434	370,581,991

		$3,047,585,380

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 1.7%
Comcast Corp., “A”	21,879,759	$792,266,073

Chemicals - 4.0%
3M Co.	2,704,389	$636,910,653
DowDuPont, Inc.	2,779,575	195,404,123
Monsanto Co.	1,496,728	184,651,333
PPG Industries, Inc.	7,989,586	898,349,050

		$1,915,315,159
Computer Software - Systems - 0.3%
International Business Machines Corp.	888,856	$138,510,430

Construction - 1.5%
Sherwin-Williams Co.	1,035,238	$415,730,876
Stanley Black & Decker, Inc.	1,843,192	293,417,735

		$709,148,611
Consumer Products - 1.7%
Coty, Inc., “A”	9,742,402	$188,223,206
Kimberly-Clark Corp.	862,021	95,615,369
Newell Brands, Inc.	4,702,165	120,798,619
Procter & Gamble Co.	2,564,136	201,335,959
Reckitt Benckiser Group PLC	2,825,688	224,029,527

		$830,002,680
Containers - 0.4%
Crown Holdings, Inc. (a)	3,756,588	$187,228,346

Electrical Equipment - 1.9%
HD Supply Holdings, Inc. (a)	2,355,390	$85,382,888
Johnson Controls International PLC	23,048,754	849,807,560

		$935,190,448
Electronics - 1.8%
Analog Devices, Inc.	1,372,143	$123,698,691
Texas Instruments, Inc.	6,700,268	725,974,038

		$849,672,729
Energy - Independent - 1.7%
EOG Resources, Inc.	4,846,307	$491,512,456
Occidental Petroleum Corp.	5,107,063	335,023,333

		$826,535,789

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 1.5%
Chevron Corp.	3,376,102	$377,853,336
Exxon Mobil Corp.	4,831,295	365,922,283

		$743,775,619
Entertainment - 0.2%
Time Warner, Inc.	881,605	$81,954,001

Food & Beverages - 4.6%
Archer Daniels Midland Co.	5,936,542	$246,485,224
Danone S.A.	2,793,519	222,878,843
General Mills, Inc.	11,477,210	580,172,965
J.M. Smucker Co.	1,718,144	217,001,587
Nestle S.A.	9,178,636	730,620,806
PepsiCo, Inc.	2,128,259	233,533,860

		$2,230,693,285
Health Maintenance Organizations - 0.8%
Cigna Corp.	1,945,524	$381,108,696

Insurance - 7.4%
Aon PLC	6,151,150	$863,129,368
Chubb Ltd.	6,347,245	900,801,010
MetLife, Inc.	11,297,746	521,842,888
Prudential Financial, Inc.	2,526,482	268,615,566
Travelers Cos., Inc.	7,060,004	981,340,556

		$3,535,729,388
Leisure & Toys - 0.2%
Hasbro, Inc.	1,016,886	$97,183,795

Machinery & Tools - 2.5%
Eaton Corp. PLC	5,964,731	$481,353,792
Illinois Tool Works, Inc.	2,748,785	443,763,851
Ingersoll-Rand Co. Ltd., “A”	3,023,663	268,501,274

		$1,193,618,917
Major Banks - 14.8%
Bank of New York Mellon Corp.	9,928,196	$566,205,018
Goldman Sachs Group, Inc.	4,819,767	1,267,261,337
JPMorgan Chase & Co.	20,664,631	2,386,764,881
PNC Financial Services Group, Inc.	5,024,614	792,180,643
State Street Corp.	4,447,063	472,055,738
Wells Fargo & Co.	27,792,081	1,623,335,451

		$7,107,803,068

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 1.4%
CVS Health Corp.	1,159,220	$78,513,971
Express Scripts Holding Co. (a)	3,224,591	243,295,391
McKesson Corp.	2,280,763	340,358,262

		$662,167,624
Medical Equipment - 6.3%
Abbott Laboratories	10,507,029	$633,889,059
Danaher Corp.	6,418,023	627,554,289
Medtronic PLC	13,489,362	1,077,665,130
Thermo Fisher Scientific, Inc.	3,228,565	673,414,088

		$3,012,522,566
Oil Services - 1.7%
Schlumberger Ltd.	12,167,270	$798,659,603

Other Banks & Diversified Financials - 5.8%
American Express Co.	5,293,329	$516,152,511
Citigroup, Inc.	15,388,406	1,161,670,769
U.S. Bancorp	20,063,740	1,090,664,906

		$2,768,488,186
Pharmaceuticals - 6.7%
Johnson & Johnson	12,474,905	$1,620,240,662
Merck & Co., Inc.	6,787,479	368,017,111
Novartis AG	1,319,108	110,366,393
Pfizer, Inc.	28,918,478	1,050,029,936
Roche Holding AG	378,477	87,756,951

		$3,236,411,053
Printing & Publishing - 0.7%
Moody’s Corp.	2,063,309	$344,325,006

Railroad & Shipping - 1.5%
Canadian National Railway Co.	3,306,188	$255,799,765
Union Pacific Corp.	3,655,291	476,101,653

		$731,901,418
Real Estate - 0.3%
Public Storage, Inc., REIT	854,593	$166,167,063

Telephone Services - 0.7%
Verizon Communications, Inc.	7,213,848	$344,389,104

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 3.8%
Altria Group, Inc.	5,424,557	$341,475,863
Philip Morris International, Inc.	14,205,716	1,471,001,892

		$1,812,477,755
Trucking - 0.5%
United Parcel Service, Inc., “B”	2,438,855	$254,640,851

Utilities - Electric Power - 2.2%
Duke Energy Corp.	8,325,428	$627,237,746
Southern Co.	6,342,608	273,112,700
Xcel Energy, Inc.	4,103,377	177,594,157

		$1,077,944,603
Total Common Stocks (Identified Cost, $29,735,380,673)		$47,219,129,508

Investment Companies (h) - 1.5%
Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 1.52% (v) (Identified Cost, $732,069,344)	732,155,167	$732,081,951

Other Assets, Less Liabilities - 0.3%		121,381,432
Net Assets - 100.0%		$48,072,592,891

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $732,081,951 and $47,219,129,508, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $29,735,380,673)	$47,219,129,508
Investments in affiliated issuers, at value (identified cost, $732,069,344)	732,081,951
Receivables for
Investments sold	605,953
Fund shares sold	96,052,668
Dividends	123,717,625
Other assets	149,329
Total assets	$48,171,737,034
Liabilities
Payables for
Investments purchased	$18,522,423
Fund shares reacquired	69,092,813
Payable to affiliates
Investment adviser	1,202,037
Shareholder servicing costs	9,356,196
Distribution and service fees	213,729
Program manager fee	88
Payable for independent Trustees’ compensation	3,907
Accrued expenses and other liabilities	752,950
Total liabilities	$99,144,143
Net assets	$48,072,592,891
Net assets consist of
Paid-in capital	$30,057,105,490
Unrealized appreciation (depreciation)	17,484,196,133
Accumulated net realized gain (loss)	422,729,537
Undistributed net investment income	108,561,731
Net assets	$48,072,592,891
Shares of beneficial interest outstanding	1,185,976,175

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,303,866,029	155,798,220	$40.46
Class B	128,243,051	3,188,275	40.22
Class C	1,397,449,381	34,978,390	39.95
Class I	20,983,531,972	515,659,181	40.69
Class R1	27,651,399	697,206	39.66
Class R2	595,010,755	14,861,499	40.04
Class R3	2,286,837,749	56,740,821	40.30
Class R4	3,314,936,004	81,923,584	40.46
Class R6	13,003,682,605	321,344,072	40.47
Class 529A	24,244,590	604,145	40.13
Class 529B	962,502	24,276	39.65
Class 529C	6,176,854	156,506	39.47

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $42.93 [100 / 94.25 x $40.46] and $42.58 [100 / 94.25 x $40.13], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$494,738,038
Dividends from affiliated issuers	3,846,853
Income on securities loaned	827
Foreign taxes withheld	(319,810)
Total investment income	$498,265,908
Expenses
Management fee	$107,071,088
Distribution and service fees	20,196,482
Shareholder servicing costs	17,828,672
Program manager fees	11,911
Administrative services fee	309,131
Independent Trustees’ compensation	111,845
Custodian fee	303,423
Shareholder communications	775,725
Audit and tax fees	35,192
Legal fees	229,378
Miscellaneous	934,631
Total expenses	$147,807,478
Reduction of expenses by investment adviser and distributor	(2,067,076)
Net expenses	$145,740,402
Net investment income (loss)	$352,525,506
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,017,829,161
Affiliated issuers	34,492
Foreign currency	131,535
Net realized gain (loss)	$1,017,995,188
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$2,023,212,382
Affiliated issuers	(9,973)
Translation of assets and liabilities in foreign currencies	211,695
Net unrealized gain (loss)	$2,023,414,104
Net realized and unrealized gain (loss)	$3,041,409,292
Change in net assets from operations	$3,393,934,798

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/18 (unaudited)	Year ended 8/31/17
From operations
Net investment income (loss)	$352,525,506	$791,181,918
Net realized gain (loss)	1,017,995,188	1,357,333,141
Net unrealized gain (loss)	2,023,414,104	2,727,155,783
Change in net assets from operations	$3,393,934,798	$4,875,670,842
Distributions declared to shareholders
From net investment income	$(377,663,226)	$(767,688,873)
From net realized gain	(1,378,787,000)	(686,739,618)
Total distributions declared to shareholders	$(1,756,450,226)	$(1,454,428,491)
Change in net assets from fund share transactions	$2,220,412,089	$955,436,745
Total change in net assets	$3,857,896,661	$4,376,679,096
Net assets
At beginning of period	44,214,696,230	39,838,017,134
At end of period (including undistributed net investment income of $108,561,731 and $133,699,451, respectively)	$48,072,592,891	$44,214,696,230

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/18		Year ended
Class A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$39.00		$35.93		$33.38	$34.70	$29.81	$24.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.66	(c)	$0.54	$0.63	$0.69	$0.50
Net realized and unrealized gain (loss)	2.69		3.65		3.81	(0.36)	5.41	5.08
Total from investment operations	$2.96		$4.31		$4.35	$0.27	$6.10	$5.58
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.62)		$(0.56)	$(0.67)	$(0.63)	$(0.48)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.50)		$(1.24)		$(1.80)	$(1.59)	$(1.21)	$(0.67)
Net asset value, end of period (x)	$40.46		$39.00		$35.93	$33.38	$34.70	$29.81
Total return (%) (r)(s)(t)(x)	7.58	(n)	12.24	(c)	13.55	0.68	20.78	22.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.86	(c)	0.90	0.90	0.90	0.93
Expenses after expense reductions (f)	0.81	(a)	0.84	(c)	0.86	0.86	0.88	0.92
Net investment income (loss)	1.32	(a)	1.77	(c)	1.60	1.80	2.10	1.80
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$6,303,866		$6,344,965		$9,033,842	$8,478,761	$9,448,535	$8,058,858

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$38.76		$35.72		$33.19	$34.50	$29.64	$24.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.37	(c)	$0.28	$0.37	$0.44	$0.29
Net realized and unrealized gain (loss)	2.69		3.64		3.79	(0.35)	5.38	5.05
Total from investment operations	$2.80		$4.01		$4.07	$0.02	$5.82	$5.34
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.35)		$(0.30)	$(0.41)	$(0.38)	$(0.27)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.34)		$(0.97)		$(1.54)	$(1.33)	$(0.96)	$(0.46)
Net asset value, end of period (x)	$40.22		$38.76		$35.72	$33.19	$34.50	$29.64
Total return (%) (r)(s)(t)(x)	7.19	(n)	11.40	(c)	12.68	(0.06)	19.89	21.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.61	(c)	1.65	1.65	1.65	1.68
Expenses after expense reductions (f)	1.56	(a)	1.59	(c)	1.61	1.61	1.63	1.67
Net investment income (loss)	0.57	(a)	0.99	(c)	0.85	1.05	1.35	1.05
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$128,243		$137,361		$154,742	$154,205	$179,284	$169,208

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$38.52		$35.50		$33.00	$34.33	$29.50	$24.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.37	(c)	$0.28	$0.37	$0.44	$0.29
Net realized and unrealized gain (loss)	2.66		3.62		3.77	(0.36)	5.36	5.03
Total from investment operations	$2.77		$3.99		$4.05	$0.01	$5.80	$5.32
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.35)		$(0.31)	$(0.42)	$(0.39)	$(0.28)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.34)		$(0.97)		$(1.55)	$(1.34)	$(0.97)	$(0.47)
Net asset value, end of period (x)	$39.95		$38.52		$35.50	$33.00	$34.33	$29.50
Total return (%) (r)(s)(t)(x)	7.17	(n)	11.43	(c)	12.69	(0.09)	19.92	21.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.61	(c)	1.65	1.65	1.65	1.68
Expenses after expense reductions (f)	1.56	(a)	1.59	(c)	1.61	1.61	1.63	1.67
Net investment income (loss)	0.57	(a)	0.99	(c)	0.85	1.06	1.35	1.05
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$1,397,449		$1,389,685		$1,538,605	$1,335,968	$1,359,860	$1,090,690

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class I			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$39.22		$36.13		$33.56	$34.88	$29.96	$25.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.74	(c)	$0.63	$0.72	$0.78	$0.57
Net realized and unrealized gain (loss)	2.70		3.70		3.82	(0.36)	5.43	5.10
Total from investment operations	$3.02		$4.44		$4.45	$0.36	$6.21	$5.67
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.73)		$(0.64)	$(0.76)	$(0.71)	$(0.54)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.55)		$(1.35)		$(1.88)	$(1.68)	$(1.29)	$(0.73)
Net asset value, end of period (x)	$40.69		$39.22		$36.13	$33.56	$34.88	$29.96
Total return (%) (r)(s)(t)(x)	7.71	(n)	12.54	(c)	13.83	0.93	21.07	23.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.61	(c)	0.65	0.65	0.65	0.68
Expenses after expense reductions (f)	0.56	(a)	0.59	(c)	0.61	0.61	0.63	0.67
Net investment income (loss)	1.57	(a)	1.98	(c)	1.84	2.06	2.35	2.05
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$20,983,532		$19,624,016		$17,134,836	$13,888,395	$13,905,910	$10,568,573

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R1			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$38.25		$35.27		$32.79	$34.11	$29.32	$24.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.36	(c)	$0.28	$0.36	$0.43	$0.29
Net realized and unrealized gain (loss)	2.64		3.60		3.74	(0.34)	5.33	5.00
Total from investment operations	$2.75		$3.96		$4.02	$0.02	$5.76	$5.29
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.36)		$(0.30)	$(0.42)	$(0.39)	$(0.28)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.34)		$(0.98)		$(1.54)	$(1.34)	$(0.97)	$(0.47)
Net asset value, end of period (x)	$39.66		$38.25		$35.27	$32.79	$34.11	$29.32
Total return (%) (r)(s)(t)(x)	7.18	(n)	11.40(c	)	12.69	(0.07)	19.88	21.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.61	(c)	1.65	1.65	1.65	1.68
Expenses after expense reductions (f)	1.56	(a)	1.59	(c)	1.61	1.61	1.63	1.67
Net investment income (loss)	0.57	(a)	0.99	(c)	0.85	1.06	1.33	1.06
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$27,651		$26,663		$27,096	$27,860	$33,390	$33,485

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R2			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$38.60		$35.59		$33.08	$34.40	$29.56	$24.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.55	(c)	$0.45	$0.54	$0.60	$0.43
Net realized and unrealized gain (loss)	2.68		3.62		3.78	(0.35)	5.36	5.04
Total from investment operations	$2.89		$4.17		$4.23	$0.19	$5.96	$5.47
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.54)		$(0.48)	$(0.59)	$(0.54)	$(0.41)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.45)		$(1.16)		$(1.72)	$(1.51)	$(1.12)	$(0.60)
Net asset value, end of period (x)	$40.04		$38.60		$35.59	$33.08	$34.40	$29.56
Total return (%) (r)(s)(t)(x)	7.47	(n)	11.95	(c)	13.27	0.43	20.48	22.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.11	(c)	1.15	1.15	1.15	1.18
Expenses after expense reductions (f)	1.06	(a)	1.09	(c)	1.11	1.11	1.13	1.17
Net investment income (loss)	1.07	(a)	1.49	(c)	1.35	1.54	1.84	1.55
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$595,011		$614,044		$567,665	$521,592	$607,340	$572,590

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R3			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$38.85		$35.81		$33.28	$34.60	$29.73	$24.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.65	(c)	$0.54	$0.63	$0.69	$0.50
Net realized and unrealized gain (loss)	2.68		3.64		3.79	(0.35)	5.39	5.07
Total from investment operations	$2.95		$4.29		$4.33	$0.28	$6.08	$5.57
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.63)		$(0.56)	$(0.68)	$(0.63)	$(0.48)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.50)		$(1.25)		$(1.80)	$(1.60)	$(1.21)	$(0.67)
Net asset value, end of period (x)	$40.30		$38.85		$35.81	$33.28	$34.60	$29.73
Total return (%) (r)(s)(t)(x)	7.59	(n)	12.23	(c)	13.54	0.69	20.77	22.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.86	(c)	0.90	0.90	0.90	0.93
Expenses after expense reductions (f)	0.81	(a)	0.84	(c)	0.86	0.86	0.87	0.91
Net investment income (loss)	1.32	(a)	1.74	(c)	1.60	1.80	2.11	1.80
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$2,286,838		$2,030,023		$1,903,910	$1,571,281	$1,559,863	$1,299,126

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R4			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$39.00		$35.94		$33.40	$34.72	$29.82	$24.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.74	(c)	$0.62	$0.72	$0.77	$0.57
Net realized and unrealized gain (loss)	2.69		3.67		3.80	(0.36)	5.42	5.08
Total from investment operations	$3.01		$4.41		$4.42	$0.36	$6.19	$5.65
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.73)		$(0.64)	$(0.76)	$(0.71)	$(0.54)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.55)		$(1.35)		$(1.88)	$(1.68)	$(1.29)	$(0.73)
Net asset value, end of period (x)	$40.46		$39.00		$35.94	$33.40	$34.72	$29.82
Total return (%) (r)(s)(t)(x)	7.73	(n)	12.52	(c)	13.80	0.93	21.11	23.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.61	(c)	0.65	0.65	0.65	0.68
Expenses after expense reductions (f)	0.56	(a)	0.59	(c)	0.61	0.61	0.63	0.67
Net investment income (loss)	1.57	(a)	1.99	(c)	1.85	2.05	2.34	2.07
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$3,314,936		$3,060,883		$3,233,421	$2,787,041	$3,283,133	$2,892,340

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class R6			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$39.01		$35.94		$33.40	$34.72	$29.82	$24.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34		$0.76	(c)	$0.66	$0.76	$0.82	$0.60
Net realized and unrealized gain (loss)	2.69		3.69		3.80	(0.36)	5.40	5.07
Total from investment operations	$3.03		$4.45		$4.46	$0.40	$6.22	$5.67
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.76)		$(0.68)	$(0.80)	$(0.74)	$(0.56)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.57)		$(1.38)		$(1.92)	$(1.72)	$(1.32)	$(0.75)
Net asset value, end of period (x)	$40.47		$39.01		$35.94	$33.40	$34.72	$29.82
Total return (%) (r)(s)(t)(x)	7.78	(n)	12.66	(c)	13.93	1.04	21.23	23.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.51	(c)	0.54	0.54	0.55	0.57
Expenses after expense reductions (f)	0.47	(a)	0.49	(c)	0.50	0.50	0.53	0.56
Net investment income (loss)	1.67	(a)	2.04	(c)	1.95	2.17	2.48	2.12
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$13,003,683		$10,957,734		$6,218,954	$4,846,172	$3,996	$2,632

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529A			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$38.69		$35.67		$33.15	$34.48	$29.62	$24.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.63	(c)	$0.53	$0.63	$0.69	$0.49
Net realized and unrealized gain (loss)	2.68		3.64		3.79	(0.36)	5.38	5.05
Total from investment operations	$2.94		$4.27		$4.32	$0.27	$6.07	$5.54
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.63)		$(0.56)	$(0.68)	$(0.63)	$(0.47)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.50)		$(1.25)		$(1.80)	$(1.60)	$(1.21)	$(0.66)
Net asset value, end of period (x)	$40.13		$38.69		$35.67	$33.15	$34.48	$29.62
Total return (%) (r)(s)(t)(x)	7.59	(n)	12.21	(c)	13.55	0.67	20.84	22.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.96	(c)	1.00	1.00	1.00	1.03
Expenses after expense reductions (f)	0.83	(a)	0.85	(c)	0.86	0.86	0.87	0.93
Net investment income (loss)	1.31	(a)	1.71	(c)	1.59	1.82	2.11	1.79
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$24,245		$22,490		$18,625	$16,543	$14,547	$10,899

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529B			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$38.23		$35.27		$32.78	$34.08	$29.29	$24.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.47	(c)	$0.29	$0.47	$0.42	$0.27
Net realized and unrealized gain (loss)	2.65		3.61		3.73	(0.34)	5.32	4.99
Total from investment operations	$2.75		$4.08		$4.02	$0.13	$5.74	$5.26
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.50)		$(0.29)	$(0.51)	$(0.37)	$(0.26)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.33)		$(1.12)		$(1.53)	$(1.43)	$(0.95)	$(0.45)
Net asset value, end of period (x)	$39.65		$38.23		$35.27	$32.78	$34.08	$29.29
Total return (%) (r)(s)(t)(x)	7.18	(n)	11.78	(c)	12.70	0.27	19.85	21.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.34	(c)	1.68	1.37	1.75	1.78
Expenses after expense reductions (f)	1.61	(a)	1.26	(c)	1.58	1.27	1.67	1.71
Net investment income (loss)	0.53	(a)	1.28	(c)	0.87	1.38	1.30	1.00
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$963		$908		$941	$888	$1,026	$1,013

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/18		Year ended
Class 529C			8/31/17		8/31/16	8/31/15	8/31/14	8/31/13
	(unaudited)
Net asset value, beginning of period	$38.07		$35.11		$32.66	$34.00	$29.23	$24.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.34	(c)	$0.26	$0.35	$0.41	$0.27
Net realized and unrealized gain (loss)	2.64		3.59		3.73	(0.36)	5.32	4.99
Total from investment operations	$2.74		$3.93		$3.99	$(0.01)	$5.73	$5.26
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.35)		$(0.30)	$(0.41)	$(0.38)	$(0.27)
From net realized gain	(1.21)		(0.62)		(1.24)	(0.92)	(0.58)	(0.19)
Total distributions declared to shareholders	$(1.34)		$(0.97)		$(1.54)	$(1.33)	$(0.96)	$(0.46)
Net asset value, end of period (x)	$39.47		$38.07		$35.11	$32.66	$34.00	$29.23
Total return (%) (r)(s)(t)(x)	7.17	(n)	11.38	(c)	12.64	(0.14)	19.85	21.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.71	(c)	1.75	1.75	1.75	1.78
Expenses after expense reductions (f)	1.60	(a)	1.63	(c)	1.65	1.66	1.67	1.72
Net investment income (loss)	0.53	(a)	0.93	(c)	0.80	1.03	1.28	1.00
Portfolio turnover	7	(n)	14		12	12	13	12
Net assets at end of period (000 omitted)	$6,177		$5,924		$5,381	$4,434	$3,981	$3,387

See Notes to Financial Statements

25

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

27

Notes to Financial Statements (unaudited) – continued

values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets.

Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

28

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$45,042,626,804	$—	$—	$45,042,626,804
Switzerland	—	928,744,149	—	928,744,149
United Kingdom	545,050,419	224,029,527	—	769,079,946
Canada	255,799,766	—	—	255,799,766
France	—	222,878,843	—	222,878,843
Mutual Funds	732,081,951	—	—	732,081,951
Total	$46,575,558,940	$1,375,652,519	$—	$47,951,211,459

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,151,622,992 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the

29

Notes to Financial Statements (unaudited) – continued

event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

30

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/17
Ordinary income (including any short-term capital gains)	$767,688,873
Long-term capital gains	686,739,618
Total distributions	$1,454,428,491

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/18
Cost of investments	$30,467,450,017
Gross appreciation	17,990,629,656
Gross depreciation	(506,868,214)
Net unrealized appreciation (depreciation)	$17,483,761,442

As of 8/31/17
Undistributed ordinary income	238,199,458
Undistributed long-term capital gain	826,042,751
Other temporary differences	221,135
Net unrealized appreciation (depreciation)	15,313,539,485

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared

31

Notes to Financial Statements (unaudited) – continued

separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 2/28/18	Year ended 8/31/17	Six months ended 2/28/18	Year ended 8/31/17
Class A	$45,421,408	$131,982,827	$186,688,046	$145,815,548
Class B	420,400	1,409,681	3,950,558	2,559,725
Class C	4,605,735	14,571,557	41,974,501	26,261,814
Class I	172,916,409	375,506,835	602,257,349	303,900,025
Class R1	92,530	260,861	825,125	444,176
Class R2	3,641,323	8,856,685	18,360,568	10,120,565
Class R3	15,631,970	33,433,839	65,139,368	32,531,493
Class R4	27,918,119	62,561,506	99,811,881	55,201,840
Class R6	106,823,886	138,688,255	358,857,685	109,454,646
Class 529A	168,729	348,807	706,810	337,407
Class 529B	2,935	12,287	28,292	15,161
Class 529C	19,782	55,733	186,817	97,218
Total	$377,663,226	$767,688,873	$1,378,787,000	$686,739,618
(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion	0.35%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2018, this management fee reduction amounted to $2,004,844, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.45% of the fund’s average daily net assets.

32

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $602,204 and $6,853 for the six months ended February 28, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$7,979,409
Class B	0.75%	0.25%	1.00%	1.00%	677,679
Class C	0.75%	0.25%	1.00%	1.00%	7,070,306
Class R1	0.75%	0.25%	1.00%	1.00%	138,321
Class R2	0.25%	0.25%	0.50%	0.50%	1,546,176
Class R3	—	0.25%	0.25%	0.25%	2,719,248
Class 529A	—	0.25%	0.25%	0.22%	29,638
Class 529B	0.75%	0.25%	1.00%	0.99%	4,775
Class 529C	0.75%	0.25%	1.00%	0.99%	30,930
Total Distribution and Service Fees					$20,196,482

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2018, this rebate amounted to $50,063, $718, $2,063, $226, $641, $4,038, $35, and $250 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in

33

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2018, were as follows:

Amount
Class A	$34,118
Class B	68,604
Class C	39,639
Class 529B	65
Class 529C	75

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. For the period from September 1, 2017 through December 10, 2017, the fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement terminated on December 10, 2017. For the period from September 1, 2017 through December 10, 2017, this waiver amounted to $4,198 and is included in the reduction of total expenses in the Statement of Operations. Effective December 11, 2017, the fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2018, were as follows:

	Fee	Waiver
Class 529A	$9,145	$3,218
Class 529B	370	131
Class 529C	2,396	849
Total Program Manager Fees and Waivers	$11,911	$4,198

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2018, the fee was $823,902, which equated to 0.0035% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $17,004,770.

34

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2018 was equivalent to an annual effective rate of 0.0013% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $304 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,661 at February 28, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2018, the fee paid by the fund under this agreement was $38,296 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS purchased 48,783 shares of Class I for an aggregate amount of $1,882,554.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which

35

Notes to Financial Statements (unaudited) – continued

amounted to $83,385,746 and $17,204,191, respectively. The sales transactions resulted in net realized gains (losses) of $(771,606).

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended February 28, 2018, purchases and sales of investments, other than short-term obligations, aggregated $3,852,232,544 and $3,256,792,595, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,380,601	$586,121,954	43,230,719	$1,600,357,205
Class B	101,700	4,116,245	409,602	15,035,351
Class C	2,016,440	81,259,701	5,986,930	219,687,272
Class I	68,384,740	2,803,509,429	243,305,782	9,165,915,403
Class R1	89,660	3,585,597	262,817	9,532,638
Class R2	1,229,857	49,601,382	4,092,565	148,873,968
Class R3	10,501,065	428,692,946	14,808,851	547,458,754
Class R4	14,217,299	585,504,669	17,657,031	656,925,761
Class R6	54,100,899	2,215,332,027	147,390,698	5,624,934,683
Class 529A	46,746	1,902,641	108,068	3,966,237
Class 529B	1,710	68,139	4,785	171,069
Class 529C	9,767	388,609	29,769	1,075,087
	165,080,484	$6,760,083,339	477,287,617	$17,993,933,428

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,945,202	$200,903,277	6,766,520	$248,454,218
Class B	100,677	4,075,707	99,277	3,632,741
Class C	940,824	37,824,861	799,377	29,063,578
Class I	14,687,519	599,647,295	13,652,416	506,718,218
Class R1	22,991	917,655	19,510	705,037
Class R2	511,369	20,571,333	487,452	17,778,534
Class R3	1,995,896	80,770,732	1,796,755	65,965,080
Class R4	3,028,515	122,957,095	3,045,418	112,104,718
Class R6	10,732,018	435,660,239	6,150,032	226,909,284
Class 529A	21,725	875,504	18,752	686,051
Class 529B	783	31,227	761	27,448
Class 529C	5,201	206,599	4,251	152,951
	36,992,720	$1,504,441,524	32,840,521	$1,212,197,858

Shares reacquired
Class A	(26,227,023)	$(1,066,418,008)	(138,738,962)	$(5,168,833,039)
Class B	(557,665)	(22,691,224)	(1,297,053)	(47,974,161)
Class C	(4,060,021)	(163,672,531)	(14,041,805)	(519,939,313)
Class I	(67,810,435)	(2,782,004,968)	(230,780,835)	(8,789,683,191)
Class R1	(112,579)	(4,522,402)	(353,521)	(12,867,968)
Class R2	(2,787,361)	(112,757,485)	(4,624,581)	(170,766,207)
Class R3	(8,003,506)	(325,764,092)	(17,523,982)	(647,496,527)
Class R4	(13,796,829)	(566,023,173)	(32,186,529)	(1,198,570,080)
Class R6	(24,388,817)	(997,766,586)	(45,654,925)	(1,690,587,513)
Class 529A	(45,580)	(1,849,357)	(67,724)	(2,512,154)
Class 529B	(1,966)	(78,877)	(8,463)	(303,930)
Class 529C	(14,070)	(564,071)	(31,658)	(1,160,458)
	(147,805,852)	$(6,044,112,774)	(485,310,038)	$(18,250,694,541)

Net change
Class A	(6,901,220)	$(279,392,777)	(88,741,723)	$(3,320,021,616)
Class B	(355,288)	(14,499,272)	(788,174)	(29,306,069)
Class C	(1,102,757)	(44,587,969)	(7,255,498)	(271,188,463)
Class I	15,261,824	621,151,756	26,177,363	882,950,430
Class R1	72	(19,150)	(71,194)	(2,630,293)
Class R2	(1,046,135)	(42,584,770)	(44,564)	(4,113,705)
Class R3	4,493,455	183,699,586	(918,376)	(34,072,693)
Class R4	3,448,985	142,438,591	(11,484,080)	(429,539,601)
Class R6	40,444,100	1,653,225,680	107,885,805	4,161,256,454
Class 529A	22,891	928,788	59,096	2,140,134
Class 529B	527	20,489	(2,917)	(105,413)
Class 529C	898	31,137	2,362	67,580
	54,267,352	$2,220,412,089	24,818,100	$955,436,745

37

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2018, the fund’s commitment fee and interest expense were $146,042 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		908,270,888	2,936,396,006	(3,112,511,727)	732,155,167

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$34,492	$(9,973)	$—	$3,846,853	$732,081,951

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

39

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2018

*	Print name and title of each signing officer under his or her signature.